As filed with the Securities and Exchange Commission on April 13, 2017

1933 Act File No. 002-69565

1940 Act File No. 811-03101

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT of 1933 ☐
POST-EFFECTIVE AMENDMENT NO. 82 ☒
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☐
AMENDMENT NO. 82 ☒

CALVERT MANAGEMENT SERIES
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue, Bethesda, Maryland 20814
(Address of Principal Executive Offices)

(301) 951-4800
(Registrant’s Telephone Number)

MAUREEN A. GEMMA
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

It is proposed that this filing will become effective pursuant to Rule 485 (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)	☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (b)	☐	75 days after filing pursuant to paragraph (a)(2)
☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Calvert Unconstrained Bond Fund

Class A Shares - CUBAX Class C Shares - CUBCX Class Y Shares - CUBYX
Class I Shares - CUBIX

Prospectus Dated
April 13 , 2017

These securities have not been approved or disapproved by the Securities and Exchange Commission (“SEC”) or any State Securities Commission, and neither the SEC nor any State Securities Commission has determined that this Prospectus is accurate or adequate. Any representation to the contrary is a criminal offense.

This Prospectus contains important information about the Fund and the services available to shareholders.  Please save it for reference.

Table of Contents

Fund Summary	3
More Information On Investment Objective, Investment Strategies and Risks	10
Portfolio Holdings	14
About Responsible Investing	15
Management of Fund Investments	15
About Calvert Research and Management	15
Portfolio Managers	16
Advisory Fees	16
Administrative Fees	16
Shareholder Information	16
How to Buy Shares	16
Getting Started—Before You Open an Account	16
Choosing a Share Class	17
Reduced Sales Charges for Class A Shares (sales load breakpoints/discount)	18
Reinstatement Privilege	20
Distribution and Service Fees	20
Arrangements with Broker/Dealers and Other Financial Intermediaries	20
How to Open an Account	22
Subsequent Investments	23
How Shares are Priced	23
When Your Account will be Credited	24
How to Sell Shares	24
Other Calvert Fund Features/Policies (Exchanges, Market Timing Policy, etc.)	26
Dividends, Capital Gains and Taxes	28
Glossary of Certain Investment Risks	30
Financial Highlights	32
Appendix A: The Calvert Principles for Responsible Investment	36
Appendix B: Financial Intermediary Sales Charge Variations	38

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Prospectus dated April 13, 2017

Fund Summary

Investment Objective

The Fund seeks positive absolute returns over a full market cycle, regardless of market conditions.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for a reduced Class A sales charge if you and your family invest, or agree to invest in the future, at least $50,000 in Calvert mutual funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix B – Financial Intermediary Sales Charge Variations.  More information about these and other discounts is available under “Choosing a Share Class” on page 17 and “Reduced Sales Charges” on page 18 of this Prospectus, and under “Method of Distribution” on page 28 of the Fund’s Statement of Additional Information (“SAI”), and from your financial intermediary.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class Y	Class I
Maximum sales charge (load) on purchases (as a % of offering price)	3.75%	None	None	None
Maximum deferred sales charge (load) (as a % of amount purchased or redeemed, whichever is lower)	None(1)	1.00%(2)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)	Class A	Class C	Class Y	Class I
Management fees(3)	0.47%	0.47%	0.47%	0.47%
Distribution and service (12b-1) fees	0.25%	1.00%	None	None
Other expenses	0.42%	1.80%	0.58%	0.22%
Total annual fund operating expenses	1.14%	3.27%	1.05%	0.69%
Less fee waiver and/or expense reimbursement(4)	(0.04) %	(1.42) %	(0.20) %	(0.04) %
Total annual fund operating expenses after fee waiver and/or expense reimbursement	1.10%	1.85%	0.85%	0.65%

(1)   Purchases of Class A shares at net asset value for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%.

(2)    Applies to redemptions of Class C shares within one year of purchase.

(3)   Management fees are restated to reflect current contractual fees rather than the fees paid during the previous fiscal year.

(4)    Calvert Research and Management (“CRM”) has agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.10% for Class A shares, 1.85% for Class C shares, 0.85% for Class Y shares and 0.65% for Class I shares .. This expense reimbursement will continue through April 30, 2018. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, interest expense, taxes or litigation expenses. Amounts reimbursed may be recouped by CRM during the same fiscal year to the extent actual expenses are less than the contractual expense cap during such year. The contractual administrative fee is 0.12%. CRM has agreed to contractually waive 0.02% of the administrative fee on Class I shares through April 30, 2018.

Example.  This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that:

·

you invest $10,000 ($1,000,000 in the case of Class I shares) in the Fund for the time periods indicated and then either redeem or hold your shares at the end of those periods;

·

your investment has a 5% return each year;

·

the Fund’s operating expenses remain the same; and

·

any expense limitation is in effect for the period indicated in the fee table above.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 483	$ 720	$ 975	$ 1,706	$ 483	$ 720	$ 975	$ 1,706
Class C shares	$ 288	$ 874	$1, 585	$ 3,471	$ 188	$ 874	$1, 585	$ 3,471
Class Y shares	$ 87	$ 314	$ 560	$1, 265	$ 87	$ 314	$ 560	$1, 265
Class I shares	$6, 641	$ 21,669	$ 38,020	$ 85,477	$6, 641	$ 21,669	$ 38,020	$ 85,477

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Prospectus dated April 13, 2017

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (“turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the “Example”, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 104 % of its portfolio’s average value.

Principal Investment Strategies

The Fund seeks to achieve its investment objective through a flexible investment process that allocates investments across global fixed-income markets and uses various investment strategies. The Fund is not constrained by portfolio management relative to an index.

Under normal circumstances, the Fund invests at least 80% of its net assets (including borrowings for investment purposes) in bonds and/or instruments (including derivative instruments) that provide exposure to bonds. Bonds include debt securities of any maturity. The Fund will provide shareholders with at least 60 days’ advance written notice before changing this 80% policy.

The Fund may invest, without limitation, in below-investment grade, high-yield debt securities (commonly known as “junk bonds”), including distressed securities that are in default. The Fund, however, currently does not intend to invest more than 75% of its net assets in such securities. A debt security is considered below investment grade when it is assigned a credit quality rating below BBB- by Standard & Poor’s Ratings Services (“ S&P”) or below Baa3 by Fitch Ratings, Inc. or an equivalent rating by another nationally recognized statistical rating organization (“ NRSRO”), or if unrated, considered to be of comparable credit quality by CRM ..

The Fund’s investments may include, but are not limited to the following: bonds issued by U.S. corporations, the U.S. government or its agencies, and U.S. government-sponsored entities (e.g., the Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”)); debt or debt-related securities issued by foreign governments and corporations; trust preferred securities; taxable municipal securities; asset-backed securities (“ABS”), including commercial mortgage-backed securities; collateralized mortgage obligations (“CMOs”); convertible bonds; investment companies, such as bond exchange-traded funds and closed-end funds; and leveraged loans.

Under normal circumstances, the average portfolio duration of the Fund will vary from negative three (-3) years to positive eight (8) years.  Average portfolio duration will vary depending on the portfolio managers’ outlook on changing market, economic, and political conditions.

The Fund may invest up to 15% of its net assets in equity securities, including preferred and common stock. The Fund may also invest in foreign securities, and up to 50% of the Fund’s net assets may be invested in securities and instruments that are tied to emerging market countries. The Fund may purchase securities denominated in foreign currencies and U.S. dollar-denominated securities of foreign issuers (including depository receipts that evidence ownership in underlying foreign stocks).

The Fund may invest in derivative instruments, such as options, futures contracts (including index futures contracts), currency forwards or swap agreements (including credit default swaps). The use of these derivative transactions may allow the Fund to obtain net long or short exposures to select currencies, interest rates, countries, duration or credit risks. These derivatives may be used to enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (e.g., the corporate bond market) in a more efficient way. In addition, the Fund may invest in “to-be-announced” securities, including when-issued, delayed delivery and forward commitment securities, and may engage in short sales up to 20% of its net assets.

The Fund employs an “absolute return” investment approach. This means that the Fund benchmarks itself to an index of cash instruments, rather than a stock or bond market index, and seeks to achieve returns that exceed its benchmark and are largely independent of broad movements in stocks and bonds. The Fund’s benchmark is the Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index.

Investment decisions for the Fund are made primarily on the basis of fundamental and quantitative research conducted by CRM’s research staff and consideration of the responsible investing criteria described below. Management of the Fund involves consideration of numerous factors (such as quality of business franchises, financial strength, management quality and security structural and collateral considerations). The portfolio managers may sell a security when CRM’s price objective is reached, the fundamentals of the investment change or to pursue more attractive investment options. The portfolio managers intend to focus on risk management and also seek to preserve capital to the extent consistent with the Fund’s investment objectives. The Fund intends to seek to manage investment risk by maintaining broad issuer and industry diversification among its holdings, and by utilizing fundamental analysis of risk/return characteristics in securities selection. The Fund manages duration and any hedging of interest rate risk through the purchase and sale of U.S. Treasury securities and related futures contracts.

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Prospectus dated April 13, 2017

Responsible Investing. In selecting investments for the Fund, CRM is guided by The Calvert Principles for Responsible Investment, which provide a framework for considering environmental, social and governance factors that may affect investment performance.

Principal Risks

Bond Market Risk. Economic and other events (whether real, perceived or expected) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand. At other times, the demand for such instruments may exceed the supply in the market. An imbalance in supply and demand in the market may result in greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market. No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed income markets have recently experienced a period of relatively high volatility due to rising U.S. treasury yields which reflect the market’s expectations for higher U.S. economic growth and inflation. As a result of the Federal Reserve’s recent decision to raise the target fed funds rate following a similar move last year and the possibility that it may continue with such rate increases and/or unwind its quantitative easing program, fixed income markets could experience continuing high volatility, which could negatively impact the Fund’s performance.

Credit Risk. The credit quality of fixed-income securities may deteriorate, which could lead to default or bankruptcy of the issuer where the issuer becomes unable to pay its obligations when due. Such defaults may reduce the value of Fund shares and income distributions.  Changes in economic conditions or other circumstances may reduce the capacity of issuers of a municipal obligation to make principal and interest payments. The value of a municipal obligation also may decline because of real or perceived concerns about the issuer’s ability to make principal and interest payments.

Mortgage-Backed and Asset-Backed Securities Risk. The value of investments in mortgage-backed and asset-backed securities is subject to interest rate risk and credit risk. These securities are also subject to the risk that borrowers will prepay the principal on their loans more quickly than expected (prepayment risk) or more slowly than expected (extension risk), which will affect the yield, average life and price of the securities. In addition, faster than expected prepayments may cause the Fund to invest the prepaid principal in lower yielding securities and slower than expected prepayments may reduce the potential for the Fund to invest in higher yielding securities.

Mortgage-Backed Security Risk (Government-Sponsored Enterprises).  Debt and mortgage-backed securities issued by government-sponsored enterprises (“GSEs”) such as FNMA and FHLMC are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. government. Such securities are only supported by the credit of the applicable GSE. The U.S. government has provided financial support to FNMA and FHLMC, but there can be no assurance that it will support these or other GSEs in the future.

Leveraged Loan Risk. Leveraged loans are subject to the risks typically associated with debt securities, such as credit risk discussed above. The loans in which the Fund will invest are expected to be below-investment-grade quality and to bear interest at a floating rate that resets periodically. In addition, leveraged loans, which typically hold a senior position in the capital structure of a borrower, are subject to the risk that a court could subordinate such loans to presently existing or future indebtedness or take other action detrimental to the holders of leveraged loans. Leveraged loans are also subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. Some leveraged loans are not as easily purchased or sold as publicly-traded securities and others are illiquid, which may make it more difficult for the Fund to value them or dispose of them at an acceptable price. Leveraged loans are usually more credit sensitive than investment-grade securities.

Management Risk. The individual investments of the Fund may not perform as expected, and the Fund’s portfolio management practices may not achieve the desired result.

Interest Rate Risk. A change in interest rates may adversely affect the value of fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Longer-term securities are subject to greater interest rate risk.

Portfolio Duration Risk. Duration is a measure of the expected life of a fixed-income security and its sensitivity to changes in interest rates. The longer a fund’s average portfolio duration, the more sensitive the fund will be to changes in interest rates.

Liquidity Risk. Liquidity risk exists when particular investments are difficult to sell. The Fund may be unable to sell illiquid securities at an advantageous time or price or achieve its desired level of exposure to a certain sector. Liquidity risk may result from the lack of an active market, reduced number and capacity of traditional market participants to make a market in fixed-income securities, and may be magnified in a rising interest rate environment or other circumstances where investor redemptions

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Prospectus dated April 13, 2017

from fixed-income mutual funds may be higher than normal, causing increased supply in the market due to selling activity. Illiquid securities also may be difficult to value.

Lower Rated Investment Risk. Investments rated below investment grade and comparable unrated investments (“junk bonds”) can involve a substantial risk of loss. Junk bonds are considered to be speculative with respect to the issuer’s ability to pay interest and principal. These investments also have a higher risk of issuer default, are subject to greater price volatility than investment grade securities and may be illiquid.

Defaulted Bonds Risk. For bonds in default (rated “D” by Standard & Poor’s or the equivalent by another NRSRO), there is a significant risk that these bonds will not achieve their original value.

Unrated Security Risk. Unrated securities may be less liquid than rated securities determined to be of comparable quality. When the Fund purchases unrated securities, it will depend on the investment adviser’s analysis of credit risk without the assessment of an NRSRO.

Corporate and Taxable Municipal Bond Risk. For corporate and taxable municipal bonds, there is credit risk in addition to the interest rate risk that affects all fixed-income securities.

Trust Preferred Securities Risk. Trust preferred securities are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity. There can be no assurance as to the liquidity of trust preferred securities and the ability of holders of such securities to sell their holdings.

Collateralized Mortgage Obligation and Structured Asset-Backed Securities Risk. A CMO is a multiclass bond that is backed by a pool of mortgage loans or mortgage-backed securities. A structured ABS is a multiclass bond that is typically backed by a pool of auto loans, credit card receivables, home equity loans or student loans. A CMO or structured ABS is subject to interest rate risk, credit risk, prepayment risk and extension risk. In addition, if the Fund holds a class of a CMO or a structured ABS that is subordinated to other classes backed by the same pool of collateral, the likelihood that the Fund will receive payments of principal may be substantially limited.

Foreign Securities Risk. Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from the differences between the regulations to which U.S. and foreign issuers and markets are subject, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Foreign securities include ADRs. Unsponsored ADRs involve additional risks because U.S. reporting requirements do not apply and the issuing bank will recover shareholder distribution costs from movement of share prices and payment of dividends.

Emerging Markets Risk. The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalizations of emerging market issuers.

Foreign Currency Risk. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates. When the U.S. dollar strengthens relative to a foreign currency, the U.S. dollar value of an investment denominated in that currency will typically fall. ADRs indirectly bear currency risk because they represent an interest in securities that are not denominated in U.S. dollars.

Investment in Other Investment Companies Risk. The Fund may invest in securities of other investment companies, such as open-end or closed-end management investment companies, including exchange-traded funds. The Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash or when the Adviser believes share prices of other investment companies offer attractive values. As a shareholder of an investment company, the Fund may indirectly bear investment advisory fees, supervisory and administrative fees, service fees and other fees which are in addition to the fees the Fund pays its service providers.

Convertible Securities Risk. The values of the convertible securities in which the Fund may invest will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, certain types of convertible securities may pay fixed interest and dividends, and their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time that is unfavorable to the Fund.

Stock Market Risk. The market prices of stocks held by the Fund may fall.

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Prospectus dated April 13, 2017

Common Stock Risk. Although common stocks have a history of long-term growth in value, their prices fluctuate based on changes in a company’s financial condition, on overall market and economic conditions, and on investors’ perception of a company’s well-being.

Preferred Stock Risk. The market value of preferred stock generally decreases when interest rates rise and is affected by the issuer’s ability to make payments on the preferred stock.

Derivatives Risk. Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying instrument. Derivatives may be difficult to sell, unwind or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its contractual obligations to the Fund. Swap transactions tend to shift the Fund’s investment exposure from one type of investment to another, and therefore entail the risk that a party will default on its payment obligations to the Fund. Futures may be more volatile than direct investments in the instrument underlying the futures, and may not correlate perfectly to the underlying instrument. Futures also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying security, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. Forward commitments entail the risk that the instrument may be worth less when it is issued or received than the price the Fund agreed to pay when it made the commitment. The use of foreign currency forwards may result in currency exchange losses due to fluctuations in currency exchange rates or an imperfect correlation between portfolio holdings denominated in a particular currency and the forward contracts entered into by the Fund.

To-Be-Announced (“TBA”) Securities Risk. In a TBA securities transaction, the Fund commits to purchase certain securities for a fixed price at a future date.  TBA securities include when-issued and delayed delivery securities and forward commitments. TBA securities involve the risk that the security the Fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation. If this occurs, the Fund loses both the investment opportunity for the assets it set aside to pay for the security and any gain in the security’s price.

Short Sale Risk. Positions in shorted securities are speculative and more risky than long positions. Such investments involve the potential loss of more money than the actual cost of the investment, and the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the Fund.  Short sale strategies are often categorized as a form of leveraging or speculative investment. The use of leverage may multiply small price movements in securities into large changes in value. As a result of using leverage, the Fund’s share price may be more volatile than if no leverage were used.

Active Trading Strategy Risk. The Fund employs an active style that seeks to position the Fund with securities that offer the greatest price appreciation while minimizing risk. This style can result in higher turnover (exceeding 100%), may translate to higher transaction costs and may increase your tax liability.

Responsible Investing Risk. Investing primarily in responsible investments carries the risk that, under certain market conditions, the Fund may underperform funds that do not utilize a responsible investment strategy.  The application of responsible investment criteria may affect the Fund’s exposure to certain sectors or types of investments, and may impact the Fund’s relative investment performance depending on whether such sectors or investments are in or out of favor in the market.  An investment’s environmental, social and governance (“ESG”) performance, or the Adviser’s assessment of such performance, may change over time, which could cause the Fund to temporarily hold investments that do not comply with the Fund’s responsible investment criteria.  In evaluating an investment, the Adviser is dependent upon information and data that may be incomplete, inaccurate or unavailable, which could cause the Adviser to misanalyze the ESG factors relevant to a particular investment.  Successful application of the Fund’s responsible investment strategy will depend on the Adviser’s skill in properly identifying and analyzing material ESG issues.

General Fund Investing Risks. The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective. It is possible to lose money by investing in the Fund. The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The return in the bar chart is for Class A shares and does not reflect a sales charge. If the sales charge was reflected, the return would be lower. Past performance (both before and after taxes) is no guarantee of future results.

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Prospectus dated April 13, 2017

Effective December 31, 2016, Calvert Research and Management (“CRM”) is the investment adviser to the Fund and performance reflected prior to such date is that of the Fund’s former investment adviser, Calvert Investment Management, Inc.  Performance for all periods has been calculated by CRM, the Portfolio’s current administrator, in accordance with applicable requirements.   The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.calvert.com.

During the period from December 31, 2014 through December 31, 2016 , the highest quarterly total return for Class A was 2.42 % for the quarter ended June 30, 2016 and the lowest quarterly return was -0.89% for the quarter ended September 30, 2015.

Average Annual Total Returns as of December 31, 2016	One Year	Life of Fund
Class A Return Before Taxes	2.23%	1. 70%
Class A Return After Taxes on Distributions	0.45%	0.33%
Class A Return After Taxes on Distributions and Sale of Class A Shares	1. 24%	0.66%
Class C Return Before Taxes	4.45%	2.66%
Class Y Return Before Taxes	6.73%	3.87%
Class I Return Before Taxes	6.51%	3 .65%
Bloomberg Barclays 1-3 Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	0. 26%	0. 13%

These returns reflect the maximum sales charge for Class A (3.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

Portfolio Management

Investment Adviser. Effective December 31, 2016, Calvert Research and Management (“CRM” or the “Adviser”) is the investment adviser to the Fund.

Portfolio Managers.

Vishal Khanduja, CFA, Vice President of CRM, has managed the Fund since its inception in September 2014.

Brian S. Ellis, CFA, Vice President of CRM, has managed the Fund since its inception in September 2014.

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Prospectus dated April 13, 2017

Buying and Selling Shares

You can buy, sell (redeem) or (where permitted) exchange shares of the Fund , either through a financial professional or directly from the Fund, on any day that the New York Stock Exchange is open.  The share price is based on the Fund’s net asset value, determined after receipt of your request in good order.

Share Classes	Minimum Initial Investment	Minimum Subsequent Investment
Class A and Class C

Regular accounts  $2,000

IRA Accounts          $1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class Y

Regular accounts  $2,000

IRA Accounts       $1,000

Except:  $100, if establishing an Automatic Investment Plan (“AIP”). For an account that has met the minimum initial investment requirement described above, you may make subsequent automatic investments of $50.

Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.  The Fund may waive investment minimums and applicable service fees for certain investors, including certain retirement plans.

$250 $250
Class I

$1,000,000

The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders.

N/A

Class A and C Shares. To buy shares, contact your financial professional or open an account by completing and signing an application (available by calling 800-368-2745). Make your check payable to the Fund.

Class Y Shares. Purchases must be made by bank wire or via the National Securities Clearing Corporation. For additional information, call 800-368-2745.

Class I Shares. All initial and subsequent purchases must be made by bank wire or ACH funds transfer (each an “electronic funds transfer”) in U.S. dollars. For wire instructions, call 800-368-2745.

To Buy Shares

New Accounts (include application) or Subsequent Investments (include investment slip):
Calvert Funds
P.O. Box 219544
Kansas City, MO 64121-9544

By Registered, Certified or Overnight Mail:
Calvert Funds, c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

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Prospectus dated April 13, 2017

To Sell Shares

By Telephone: Call 800-368-2745
By Mail: Calvert Funds
P.O. Box 219544
Kansas City, MO 64121-9544

Tax Information

Unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, any dividends and distributions made by the Fund are taxable to you as ordinary income or capital gains and may also be subject to state and local taxes.

Payments to Broker/Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker/dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker/dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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More Information on Investment Objective, Investment Strategies and Risks

Investment Objective

The investment objective of the Fund may be changed by the Fund’s Board of Trustees without shareholder approval.

Principal Investment Strategies

The Fund’s investments may have all types of interest rate payments and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment-in-kind and auction rate features. The Fund may invest in instruments with principal payments that are both fixed and variable.

Brief Discussion About Maturity and Duration

A bond's maturity is the length of time until the principal must be paid back. Many obligations permit the issuer at its option to “call,” or redeem, its securities. As such, the effective maturity of an obligation may be reduced as the result of call provisions. The effective maturity of an obligation is its likely redemption date after consideration of any call or redemption features.

Duration measures the time-weighted expected cash flows of a fixed-income security, which can determine its sensitivity to changes in the general level of interest rates. Securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations. A mutual fund with a longer dollar-weighted average duration can be expected to be more sensitive to interest rate changes than a fund with a shorter dollar-weighted average duration. Duration differs from maturity in that it considers a security’s coupon payments and call or redemption features in addition to the amount of time until the security matures. As the value of a security changes over time, so will its duration.

Further Description of Investment Strategies and Techniques

A concise description of the Fund’s principal investment strategies and principal risks is provided under the Fund Summary. On the following pages are further descriptions of these principal investment strategies and techniques, as well as certain non-principal investment strategies and techniques of the Fund, along with their associated risks. The Fund has additional non-principal investment policies and restrictions, which are discussed under “Non-Principal Information on Investment Policies and Risks” in the Fund’s Statement of Additional Information (“SAI”). The “Glossary of Certain Investment Risks” provides more information about the risks that are referred to in this section.

The table below lists the maximum percentage limitations on certain types of Fund investments and strategies.  A description of these investments and strategies and principal risks appears on the pages that follow.

Calvert Unconstrained Bond Fund
Investment Techniques
Active Trading Strategy/Turnover	µ
Temporary Defensive Positions	❑
Hedging Strategies	µ
Securities Lending	❑
Repurchase Agreements	❑
Securities
Foreign Securities	µ
Investment Grade Bonds and Comparable Unrated Bonds	µ
Below-Investment Grade Bonds and Comparable Unrated Bonds	µ
Stocks in General	µ
Illiquid Securities	15N
Asset-Backed Securities	µ
Mortgage-Backed Securities	µ
Derivative Instruments
Currency Contracts	µ
Options on Securities and Indices	5T1

(1)

Limitation applies to net premium payments.

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Key to Table

µ	Portfolio currently uses as a principal investment strategy
❑	Permitted, but not a principal investment strategy
xN	Allowed up to x% of Fund’s net assets
xT	Allowed up to x% of Fund’s total assets
NA	Not applicable to this Fund

Description of Investment Strategies and Associated Risks

The investment strategies listed in the table above are described below, and the types of risk involved with each strategy are listed. This information is supplemental to the information about risk in the Fund Summary. See the “Glossary of Certain Investment Risks” for definitions of these risk types.

Investment Techniques and Associated Risks

Active Trading Strategy/Turnover involves selling a security soon after purchase. An active trading strategy causes the Fund to have higher portfolio turnover compared to other funds, exceeding 100%, and may translate to higher transaction costs, such as commissions and custodian and settlement fees, and lower returns. Because this strategy may cause the Fund to have a relatively high amount of short-term capital gains, which generally are taxable at the ordinary income tax rate, it may increase an investor’s tax liability.

Risks: Opportunity, Market and Transaction

Temporary Defensive Positions. During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by holding cash and investing in cash equivalents. During times of any temporary defensive position, the Fund may not be able to achieve its investment objective.

Risks: Opportunity

Hedging Strategies. The Fund may use various techniques, including derivative transactions, to hedge its interest rate, credit and currency exchange rate risks. For example, the hedging technique of purchasing and selling U.S. Treasury securities and related futures contracts may be used to manage duration and hedge interest rate risk.

Risks: Correlation and Opportunity

Securities Lending.  The Fund may lend securities with a value up to one-third of its total assets to certain financial institutions and broker/dealers that provide cash or securities issued or guaranteed by the U.S. Government as collateral.

Risks: Credit and Market

Repurchase Agreements. Repurchase agreements are transactions in which the Fund purchases a security, and the seller simultaneously commits to repurchase that security at a mutually agreed-upon time and price.

Risks: Credit and Market

Securities and Associated Risks

Foreign Securities. Securities will be considered foreign securities based on an analysis of various criteria, including a company’s principal place of business, the primary exchange on which the security is traded, and the country in which the greatest percentage of company revenue is generated. Such investments are generally denominated in foreign currency.

Risks: Market, Currency, Transaction, Liquidity, Information and Political

Investment Grade Bonds. Bonds rated BBB-/Baa3 or higher in credit quality by Standard & Poor’s Ratings Services (“S&P”), Fitch Ratings, Inc. (“Fitch”) or Moody’s Investors Service (“Moody’s”) or, if unrated, considered to be of comparable credit quality by the Fund’s Adviser.

Risks: Interest Rate, Duration, Market and Credit

Below-Investment Grade Bonds. Bonds rated below BBB-/Baa3 and unrated bonds considered to be of comparable credit quality by the Fund’s Adviser (so called “junk bonds”) are subject to greater credit and market risk than investment grade bonds. Junk bonds generally offer higher interest payments because the company that issues the bond is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, has financial difficulties, or has a greater amount of debt.

Risks: Credit, Market, Interest Rate, Duration, Liquidity and Information

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Stocks in General. Common stocks represent an ownership interest in a company. They may or may not pay dividends or carry voting rights. Common stock occupies the most junior position in a company’s capital structure. Debt securities and preferred stocks have rights senior to a company’s common stock. Stock prices overall may decline over short or even long periods. The type of stock (large-cap, mid-cap, growth, value, etc.) purchased pursuant to the Fund’s investment style tends to go through cycles of doing better or worse than the stock market in general, and its returns may trail returns of other asset classes. Finally, individual stocks may lose value for a variety of reasons, even when the overall stock market has increased. Factors which can negatively impact the value of common stocks include economic factors such as interest rates, and non-economic factors such as political events.

Risks: Market

Exchange-Traded Funds (“ETFs”) are shares of other investment companies that can be traded in the secondary market (e.g., on an exchange) but whose underlying assets are often a basket of assets that seek to mimic a particular industry or index.

Risks: Correlation and Market

Closed-end Funds issue a fixed number of shares that trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value.	Risks: Market

Illiquid Securities. Securities that cannot be readily sold because there is no active market.	Risks: Liquidity, Market and Transaction

Asset-Backed Securities. Securities backed by unsecured debt, such as automobile loans, home equity loans, equipment or computer leases or credit card debt. These securities are often guaranteed or over-collateralized to enhance their credit quality.

Risks: Credit, Interest Rate and Liquidity

Mortgage-Backed Securities. Securities backed by pools of mortgages, including senior classes of collateralized mortgage obligations (“CMOs”).	Risks: Credit, Extension, Prepayment, Liquidity and Interest Rate

Derivative Instruments and Associated Risks

Currency Contracts. Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a specified price and future date.	Risks: Currency, Leverage, Correlation, Liquidity and Opportunity

Options on Securities and Indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within or at a specified time. A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. In the case of writing options, the Fund will write call options only if it already owns the security (i.e., it will be “covered”).

Risks: Interest Rate, Currency, Market, Leverage, Correlation, Liquidity, Credit, Opportunity and Regulatory

Explanation of Investment Strategies Used by the Fund

Securities Issued by Government-Sponsored Enterprises. The Federal National Mortgage Association (“FNMA”) and the Federal Home Loan Mortgage Corporation (“FHLMC”) are government-sponsored enterprises (“GSEs”) that issue debt and mortgage-backed securities commonly known as Fannie Maes and Freddie Macs, respectively. In 2008, the FNMA and FHLMC were placed into conservatorship and are currently operated by the Federal Housing Finance Agency.

CMO and ABS. The Fund may invest in securities that represent interests in pools of mortgage loans or other assets assembled for sale to investors by various U.S. governmental agencies, government-related organizations and private issuers. These investments may include securities such as collateralized mortgage obligations (“CMOs”) and structured asset-backed securities (“ABS”). The holder of an interest in a CMO or ABS is entitled to receive specified cash flows from a pool of underlying assets. Depending upon the CMO or structured ABS class purchased, the holder may be entitled to payment before the cash flow from the pool is used to pay CMO or structured ABS classes with a lower priority of payment or, alternatively, the holder may be paid only after the cash flow has been used to pay CMO or structured ABS classes with a higher priority of payment.

Futures Contracts. A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of

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the underlying security or index at time of delivery. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying instrument. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Fund’s initial investment in such contracts. To the extent the Fund uses futures, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”) and therefore neither the Adviser nor the Fund anticipate being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Adviser fail to use futures in accordance with Rule 4.5, then the Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. The Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

Leveraged Loans. Leveraged loans are business loans made to borrowers that typically have interest rates that periodically adjust to a generally recognized base rate, such as the London Interbank Offered Rate or the prime rate as set by the Federal Reserve. Such loans typically are secured by specific collateral of the borrower and hold the most senior position in the borrower’s capital structure or share the senior position with the borrower’s other senior debt securities. Leveraged loans, generally made by banks and other lending institutions, are made to corporations, partnerships or other entities. These loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts and refinancings. Leveraged loans typically are of below-investment-grade quality and, compared to investment grade loans, usually pay higher yields, and have higher volatility and higher risk of default on payments of interest or principal. The Fund may invest in leveraged loans by assignment from a lender, or it may invest indirectly through loan participation agreements. There may be a limited amount of public information about the loans in which the Fund invests. The Fund may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to the loans in which the Fund invests. In addition, loan transactions may take longer than seven days to settle, and the Fund may hold cash, sell investments, or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs.

Repurchase Agreements. Repurchase agreements are arrangements under which a Fund buys a security, and the seller simultaneously agrees to repurchase that security at a mutually agreed-upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income.  A repurchase agreement exposes the Fund to the risk that the party that sells the security may default on its obligation to repurchase the security. The Fund may lose money because it cannot sell the security at the agreed-upon time and price or the security may lose value before it can be sold.

ADRs. American Depositary Receipts (“ADRs”) are certificates evidencing an ownership interest in shares issued by a foreign company that are held by a custodian bank in the company’s home country. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank and traded on exchanges or over-the-counter in the U.S. as domestic shares. The Fund may invest in either sponsored or unsponsored ADRs.

U.S. Government Securities. U.S. Government Securities are high-quality securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. U.S. Government Securities may be backed by the full faith and credit of the U.S. Treasury, the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security. Certain issuers of U.S. government-related guarantors, including the FNMA and the FHLMC, are sponsored or chartered by Congress, but their securities are neither issued nor guaranteed by the U.S. Treasury. U.S. Government Securities include mortgage and other asset-backed securities.

Emerging Market Securities. Emerging market securities are exposed to a number of risks that may make these investments volatile in price or difficult to trade. Political risks may include unstable governments, nationalization, restrictions on foreign ownership, laws that prevent investors from getting their money out of a country and legal systems that do not protect property rights as well as the laws of the U.S. Market risks may include economies that concentrate in only a few industries, securities issued that are held by only a few investors, limited trading capacity in local exchanges and the possibility that markets or issues may be manipulated by foreign nationals who have inside information.

Foreign Currency Transactions. An investment transacted in a foreign currency may lose value due to fluctuations in the rate of exchange. These fluctuations can make the return on an investment go up or down, entirely apart from the quality or performance of the investment itself. As foreign securities are usually denominated in foreign currencies, the Fund may employ strategies intended to protect the Fund’s portfolio from adverse currency fluctuations. The Fund may also employ strategies intended to increase exposure to certain currencies. The Fund may also enter into foreign currency transactions to facilitate settlement transactions or to hedge exposure to underlying currencies. To manage currency exposure, the Fund may enter into forward currency contracts to “lock in” the U.S. dollar price of the security. A forward currency contract involves an agreement to purchase or sell a specified currency at a specified future price set at the time of the contract.

Preferred Stock. Preferred stock is a class of capital stock that typically pays dividends at a specified rate. It is generally senior to common stock but subordinate to debt securities with respect to the payment of dividends and on liquidation of the issuer.

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Convertible Securities. Convertible securities combine the investment characteristics of bonds and common stocks. Convertible securities include bonds, preferred stocks and other instruments that can be converted into or exchanged for common stock or equivalent value. A convertible security shares features of both equity and debt securities. Like an equity security, the value of a convertible security tends to increase as the price of the underlying stock goes up, and to decrease as the price of the underlying stock goes down. Like a debt security, a convertible security provides a fixed income stream and also tends to increase in value when interest rates fall and decrease in value when interest rates rise.

Swaps. A swap is an agreement between two parties to exchange payments based on a reference asset. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount” - i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A credit default swap enables an investor to buy or sell protection against a credit event with respect to an issuer, such as an issuer’s failure to make timely payments of interest or principal on its debt obligations, bankruptcy or restructuring. A credit default swap may be embedded within a structured note or other derivative instrument.

Short Sales. In a short sale transaction, the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To enter into a short sale, the Fund borrows the security and delivers it to a buyer. To close out the short sale, the Fund purchases the security borrowed at the market price and returns it to the party from which it originally borrowed the security. The price at the time the Fund closes out a short sale may be more or less than the price at which the Fund sold the security to enter into the short sale.  In a short sale “against the box,” the Fund enters into a short sale of a security that the Fund owns or has the right to obtain the security or one of like kind and amount at no additional cost. The effect of a short sale against the box is to “lock in” appreciation of a long position by hedging against a possible market decline in the value of the long position. The short sale against the box counterbalances the related long position such that gains in the long position will be offset by equivalent losses in the short position, and vice versa.

Securities Lending. The Fund may lend securities with a value up to one-third of its total assets to certain financial institutions and broker/dealers that provide cash or securities issued or guaranteed by the U.S. Government as collateral. All incremental income generated from such activities will be accrued to the Fund. Unless market practice otherwise permits, the collateral for any such permissible securities lending activities will include cash or cash-equivalent collateral of at least (i) 100% for U.S. government securities (including securities issued by U.S. agencies and instrumentalities), sovereign debt issued by non-U.S. governments, and non-U.S. corporate debt securities, (ii) 102% for U.S. equity securities and U.S. corporate debt securities, and (iii) 105% for non-U.S. equity securities, which, in each case, are marked to market on a daily basis. There is a risk that the securities in which the collateral is invested may not perform sufficiently to cover the return collateral payments owed to borrowers. In addition, delays may occur in the recovery of securities from borrowers, which could interfere with the Fund’s ability to vote proxies or to settle transactions.

Portfolio Holdings

The Fund’s portfolio holdings are included in Semi-Annual and Annual Reports that are distributed to shareholders of the Fund. The Fund also discloses its portfolio holdings in its Schedule of Investments on Form N-Q, which is filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These filings are publicly available at www.sec.gov. Fund portfolio holdings as of each month end normally are available on the Calvert website approximately 30 days after month end.

A description of the Fund’s policies and procedures with respect to disclosure of the Fund’s portfolio securities is available under “Portfolio Holdings Disclosure” in the Fund’s SAI.

About Responsible Investing

Investment Selection Process

Fund investments are evaluated under The Calvert Principles for Responsible Investment (a copy of which is included as Appendix A to this Prospectus), which provide a framework for considering environmental, social and governance (“ESG”) factors that may affect investment performance.  CRM’s evaluation of a particular security’s responsible investing characteristics generally involves both quantitative and qualitative analysis.  In assessing investments, CRM generally focuses on the ESG factors relevant to the issuer’s operations, and an issuer may be acceptable for investment based primarily on such assessment.  Securities may be deemed suitable for investment even if the issuer does not operate in accordance with all elements of the Fund’s responsible investing criteria.  In assessing issuers for which quantitative data is limited, subjective judgments may serve as the primary basis for CRM’s evaluation.  If there is insufficient information about an issuer’s ESG performance, CRM may determine to exclude the issuer from the Fund.  The responsible investment criteria of the Fund may be changed by the Board of Trustees without shareholder approval.

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The Fund may invest in a security before the Adviser has completed its evaluation of the security’s responsible investment characteristics if, in the opinion of the portfolio manager, the timing of the purchase is appropriate given market conditions. Factors that a portfolio manager may consider in making such an investment decision include, but are not limited to, (i) prevailing market prices, (ii) liquidity, (iii) bid-ask spreads, (iv) market color, and (v) availability. Following any such investment in a security, the Adviser will evaluate the issuer to determine if it operates in a manner that is consistent with the Fund’s responsible investment criteria.  If the Adviser determines that the issuer does not operate in a manner consistent with the Fund’s responsible investment criteria, the security will be sold in accordance with CRM’s procedures, at a time and in a manner that is determined to be in the best interests of shareholders.

As described above, the Fund may invest in cash, cash equivalents and ETFs. Such investments will generally not be subject to responsible investment analysis and will not be required to be consistent with the responsible investing principles otherwise applicable to investments made by the Fund. In addition, ETFs in which the Fund may invest may hold securities of issuers that do not operate in accordance with the Fund’s responsible investment criteria.

Shareholder Advocacy and Corporate Responsibility

CRM uses strategic engagement and investor advocacy to encourage positive change in companies. CRM’s activities may include, but are not limited to, direct dialogue with company management. CRM may initiate dialogue through phone calls, letters and in-person meetings. Through its interaction, CRM seeks to learn about management’s successes and challenges and to press for improvement on issues of concern. Because the Fund invests primarily in debt securities, it does not generally have standing to engage companies by voting proxies, filing shareholder resolutions and other forms of engagement typically available to equity holders. When other Calvert funds hold equity interests in companies whose debt securities are held by the Fund, CRM may take actions on behalf of those funds including, but not limited to, voting proxies, filing shareholder resolutions and/or actions to complement CRM’s engagement efforts on behalf of the Fund.

Management of Fund Investments

About Calvert Research and Management

Calvert Research and Management (“CRM” or the “Adviser”) is a business trust established under the laws of the Commonwealth of Massachusetts.  CRM became the investment adviser to the Fund on December 31, 2016 following a transaction between CRM and certain of its affiliates and Calvert Investment Management, Inc. (“CIM”) and certain of its affiliates pursuant to which CRM acquired substantially all of the business assets of CIM, after satisfying various closing conditions , including shareholder approval of a new investment advisory agreement between the Fund and CRM.  Because the transaction was structured as an asset purchase, CRM assumed no responsibility for the obligations or liabilities of CIM existing prior to the closing of the transaction.

CRM is a subsidiary of Eaton Vance Management (“Eaton Vance”).  Eaton Vance, Inc. (“EV”) serves as trustee of CRM.  Each of CRM, EV and Eaton Vance is a direct or indirect subsidiary of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company.  EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities.  CRM’s address is 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814.  The business address of EVC, EV and Eaton Vance is Two International Place, Boston, Massachusetts 02110.

CRM also serves as administrator to the Fund, providing administrative services and related office facilities.  The fees payable by the Fund for administrative services are described below.

Portfolio Managers

The portfolio managers of the Fund are Vishal Khanduja and Brian Ellis (both since September 2014).  Mr. Khanduja manages other Calvert funds and is a Vice President of CRM.  Prior to joining CRM on December 31, 2016, he was a Portfolio Manager and Head of Taxable Fixed Income at CIM and prior to July 2012 he was a Portfolio Manager – Global Rates and Currency Team at Columbia Management.  Mr. Ellis manages other Calvert funds and is a Vice President of CRM. Prior to joining CRM on December 31, 2016, he was a member of the Taxable Fixed Income Team at CIM since May 2012 and prior thereto a Business Analyst at CIM for more than five years.

The SAI for the Fund provides additional information about the portfolio manager’s management of other accounts, compensation and ownership of securities in the Fund.

Advisory Fees

The Fund’s annual advisory fee is 0.35% of its average daily net assets.  The annual advisory fee paid by the Fund to CIM, its former investment adviser, for the fiscal year ended December 31, 2016 as a percentage of the Fund’s average daily net assets was 0.35%.

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A discussion regarding the basis for the approval by the Fund’s Board of Trustees of the investment advisory agreement with respect to the Fund is available in the most recent Annual Report of the Fund covering the fiscal period that ends on December 31 each year.

Administrative Fees

The administrative fees (as a percentage of net assets) paid by the Fund for the fiscal year ended December 31, 2016 was 0.12% of average daily net assets. Commencing May 1, 2016, the annual administrative fee paid by each share class of the Fund is 0.12% of average daily net assets. CRM has agreed to contractually waive 0.02% of the Class I administrative fee annually through April 30, 2018.   Prior to May 1, 2016, the Fund paid administrative fees of 0.30% for Class A, Class C and Class Y and 0.10% for Class I of average daily net assets.  In addition, an affiliate of CIM voluntarily waived administrative fees of 0.18% of the Fund's average daily net assets with respect to Class A, Class C and Class Y for the period January 1, 2016 to May 1, 2016.

Shareholder Information

Effective December 31, 2016, Eaton Vance Distributors, Inc. became the principal underwriter of the Fund (“EVD” or the “principal underwriter”).  EVD is a direct, wholly-owned subsidiary of EVC. Prior thereto, Calvert Investment Distributors, Inc. served as the Fund’s distributor.  For more information on buying and selling shares, please contact your financial professional or Calvert funds at 800-368-2745.

How to Buy Shares

Set forth below is information about the manner in which the Fund offers shares.  A financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this prospectus.  All variations described in Appendix B are applied by, and the responsibility of, the identified financial intermediary.  Sales charge variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified on Appendix B should read the terms and conditions of Appendix B carefully. See also “Other Calvert Fund Features Features/Policies – “Street Name Accounts.”  For the variations applicable to shares offered through Merrill Lynch-sponsored platforms, please see Appendix B – Financial Intermediary Sales Charge Variations.  A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary. Please consult your financial intermediary with respect to any variations listed on Appendix B.

Getting Started – Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund. First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, Traditional and Roth IRAs, Coverdell Education Savings Accounts, Qualified Profit-Sharing and Money Purchase Plans, SIMPLE IRAs, SEP-IRAs, and several other types of accounts may be opened in a Calvert fund.

Then, decide which Class to purchase. You should make this decision carefully, based on:

·

the amount you wish to invest;

·

the length of time you plan to keep the investment;

·

the Class expenses; and

·

whether you qualify for any reduction or waiver of sales charges.

Each investor’s financial considerations are different. You should consult with your financial intermediary to discuss which Class of shares to purchase.

Choosing a Share Class

The Fund offers different classes of shares.  The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and privileges, and will likely have different share prices due to differences in class expenses.  The following chart shows some of the difference in the Classes and the general types of investors who may be interested in each Class. The sales charge you pay may differ slightly from the sales charge rate shown below due to rounding calculations.

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Class A Shares: Front-End Sales Charge

Investor Type	For all investors, particularly those investing $50,000 or more (which qualifies for a reduced sales charge), or who plan to hold the shares for a substantial period of time.
Initial Sales Charge

Sales charge on each purchase of 3.75% or less depending on the amount you invest. Purchases of Class A shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares sold (redeemed) within one year of purchase. See “Contingent Deferred Sales Charge” below in this chart.

Contingent Deferred Sales Charge	None (except that an 0.80% contingent deferred sales charge may apply for one year to certain redemptions for accounts with $1 million or more for which no sales charge was paid).
Distribution and/or Service Fees	The Fund pays 12b-1 fees of 0.25% on the average daily net assets of Class A shares annually.

Class C Shares: Deferred Sales Charge for One Year

Investor Type	For investors who prefer not to pay a front-end sales charge and/or who are unsure of the length of their investment.
Initial Sales Charge	None
Contingent Deferred Sales Charge	If you sell shares within one year, then you will pay a deferred sales charge of 1.00% at that time.
Distribution and/or Service Fees	The Fund pays 12b-1 fees of 1.00% on the average daily net assets of Class C shares annually.

Class Y Shares: No Sales Charge

Investor Type	Generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.
Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class Y shares have no 12b-1 fee.

Class I Shares: No Sales Charge

Investor Type

Class I shares require a minimum account balance of $1,000,000. The $1,000,000 minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders.

Initial Sales Charge	None
Contingent Deferred Sales Charge	None
Distribution and/or Service Fees	Class I shares have no 12b-1 fee.

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Class A

If you choose Class A, you will pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term “offering price” includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 but less than $100,000 in the Fund, or if the value in your account is more than $50,000 but less than $100,000*, then the sales charge is reduced to 3.00%. There is no initial sales charge on shares acquired through reinvestment of dividends or capital gain distributions.

Amount of Purchase in A Shares	Sales Charge % of Offering Price	% of Net Amt. Invested
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None**	None**

*

This is called “Rights of Accumulation.” The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the current value of shares you have previously purchased in Calvert Funds that impose sales charges.

**

Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which on which a finder’s fee has been paid are subject to a one-year contingent deferred sales charge of 0.80%. The Class A front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of certain investment advisers. See “Reduced Sales Charges” in this Prospectus.

Class C

If you choose Class C, there is no front-end sales charge as there is with Class A, but if you sell the shares within the first year, you will have to pay a 1% CDSC. Class C may be a good choice for you if you prefer not to pay a front-end sales charge and/or are unsure of the length of your investment. There is no CDSC on shares acquired through reinvestment of dividends or capital gain distributions.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

Class Y

Class Y shares are offered without any initial sales load or CDSC.

Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.

Class I

Class I shares are offered without any initial sales load or CDSC.

Class I shares require a minimum account balance of $1,000,000. The minimum initial investment is waived for retirement plans that trade through omnibus accounts and may be waived in certain other instances where it is believed to be in the best interest of the Fund and its shareholders.

Reduced Sales Charges for Class A Shares

You may qualify for a reduced sales charge (sales load breakpoints/discount) through several purchase plans available. You must notify your broker/dealer or the Fund at the time of purchase to take advantage of the reduced sales charge. If you do not let your broker/dealer or Fund know that you are eligible for a reduction, you may not receive a reduced sales charge to which you are otherwise entitled. In order to determine your eligibility to receive a reduced sales charge, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert funds. Information regarding sales load breakpoints/discounts is also available on the Calvert fund website at www.calvert.com.

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Rights of Accumulation Can be Applied to Several Accounts

In determining the applicable Class A sales load breakpoints/discount, you may take into account the current value of your existing holdings of any class, including shares held by your family group or other qualified group and through your retirement plan(s). In order to determine your eligibility to receive a sales charge discount, it may be necessary for you to provide your broker/dealer or Fund with information and records, including account statements, of all relevant accounts invested in Calvert funds. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, the current value of shares previously purchased and currently held by all the members of the group.

A “family group” includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.

A “qualified group” is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring shares at a discount, and (iii) satisfies uniform criteria which enable EVD and broker/dealers offering shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of EVD or broker/dealers distributing shares, and must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to EVD or broker/dealers.

Statement of Intention

You may reduce your Class A sales charge by establishing a statement of intention (“Statement”). A Statement allows you to combine all Calvert funds purchases of all share classes you intend to make over a 13-month period to determine the applicable sales charge.

A portion of your account will be held in escrow to cover additional Class A sales charges that may be due if your total investments over the 13-month period do not qualify for the applicable sales charge reduction. The Transfer Agent will hold in escrow Fund shares (computed to the nearest full share) equal to 5% of the dollar amount specified in the Statement. All dividends and any capital gains distribution on the escrowed shares will be credited to your account.

If the total minimum investment specified under the Statement is completed within a 13-month period, escrowed shares will be promptly released to you. However, shares acquired during the 13-month period but sold prior to the completion of the investment commitment will not be included for purposes of determining whether the investment commitment has been satisfied.

Upon expiration of the Statement period, if the total purchases pursuant to the Statement are less than the amount specified in the Statement as the intended aggregate purchase amount, EVD will debit the difference between the lower sales charge you paid and the dollar amount of sales charges which you would have paid if the total amount purchased had been made at a single time from your account. Full shares, if any, remaining in escrow after this adjustment will be released and, upon request, remitted to you.

The Statement may be revised upward at any time during the Statement period, and such a revision will be treated as a new Statement, except that the Statement period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

Your first purchase of shares at a reduced sales charge under a Statement indicates acceptance of these terms.

Retirement Plans Under Section 457, Section 403(b)(7), or Section 401(k)

There is no sales charge on Class A shares purchased for the benefit of a retirement plan under section 457 of the Code. There is also no sales charge on Class A shares purchased for the benefit of a retirement plan qualifying under section 403(b) or 401(k) of the Code if, at the time of purchase: (i) Calvert funds have been notified in writing that the 403(b) or 401(k) plan has at least 300 eligible employees and is not sponsored by a K-12 school district; or (ii) the cost or current value of shares a 403(b) or 401(k) plan has in Calvert Funds is at least $1 million. These sales charge waivers do not apply to traditional, commission-based brokerage arrangements ..

Neither the Fund, nor EVD, nor any affiliate of EVD will reimburse a plan or participant for any sales charges paid prior to receipt and confirmation by EVD of such required written communication. Plan administrators should send requests for the waiver of sales charges based on the above conditions to: Calvert Funds, c/o Eaton Vance Home Office, 2 International Place, Boston, MA 02110 or email the request to EVHomeOffice@eatonvance.com.

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Other Circumstances

There is no sales charge on Class A shares of any Calvert Fund sold to or constituting the following:

·

current or retired Directors, Trustees, or Officers of the Calvert funds or CRM and its affiliates; employees of CRM and its affiliates; or their family members (see definition of “family group” under “Reduced Sales Charges,” above);

·

directors, officers, and employees of any Sub-adviser for the Calvert funds, employees of broker/dealers distributing the Fund’s shares and family members of the Sub-adviser, or broker/dealer;

·

purchases made through a registered investment adviser (does not apply to clients in traditional, commission-based brokerage arrangements);

·

trust departments of banks or savings institutions for trust clients of such bank or institution where such trust department purchases Fund shares in a trustee, fiduciary or advisory capacity (does not apply to clients in traditional, commission-based brokerage arrangements);

·

clients of financial intermediaries who have self-directed brokerage accounts that may or may not charge transaction fees to customers. Such shares are only available through self-directed brokerage service platforms or similar sales channels in which commissions customarily are not imposed;

·

purchases through a broker/dealer maintaining an omnibus account with the Fund, provided the purchases are made by: (a) registered investment advisers (does not apply to clients in traditional, commission-based brokerage arrangements); or (b) retirement or deferred compensation plans and trusts used to fund those plans established under sections 401(a), 401(k), 403(b) or 457 of the Code, and “rabbi trusts” (does not apply to clients in traditional, commission-based brokerage arrangements);

·

the portion of any direct rollover from a participant’s employer-sponsored retirement plan account or direct transfer from a 403(b) plan account to a Calvert funds IRA with Calvert funds or their agent as the custodian that is funded by the sale immediately prior to the rollover/ transfer of Calvert fund shares held in the plan account, provided that documentation accompanies the rollover/transfer instruction that reasonably supports this funding source requirement ; and

·

shareholders investing in Class A shares directly with the Fund without a broker-dealer or financial adviser specified.

Dividends and Capital Gain Distributions from Other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from a Calvert fund automatically invested in another Calvert fund account with no additional sales charge.

Purchases Made at Net Asset Value (“NAV”)

If you purchase shares at NAV, you may exchange such shares for shares of another Calvert fund without incurring a sales charge.

Reinstatement Privilege (Class A)

Subject to the Fund’s market timing policy, if you redeem Class A shares and then within 90 days decide to reinvest in any Calvert fund, you may reinvest in Class A of the Fund at the NAV next computed after the reinvestment order is received, without a sales charge. In order to take advantage of this privilege, you must notify the Fund or broker/dealer at the time of the repurchase. The Fund reserves the right to modify or eliminate this privilege.

Distribution and Service Fees

The Fund has adopted a distribution plan for Class A and Class C shares under Rule 12b-1 of the 1940 Act that allows the Fund to pay distribution fees and (in the case of Class C shares) service fees for (i) the distribution services and facilities furnished to the Fund and (ii) any personal and/or account maintenance services provided to the Class shareholders. See “Method of Distribution” in the Fund’s SAI for further discussion of these services. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see “Service Fees and Arrangements with Broker/Dealers and Other Financial Intermediaries” in this Prospectus for more service fee and other information regarding arrangements with broker/dealers.

The following table shows the distribution fees paid with respect to each Class, which are based on average daily net assets.

Class	Annual Fee
Class A	0.25%
Class C	1.00%*
* The Class C distribution fee includes a 0.75% distribution fee and a 0.25% service fee.

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Prospectus dated April 13, 2017

Arrangements with Broker/Dealers and Other Financial Intermediaries

The Fund’s principal underwriter generally pays a sales commission to broker/dealers on sales of Class A and Class C shares (as a percentage of the amount sold and which, in the case of Class A, is a portion of the front-end sales charge). The principal underwriter also generally pays intermediaries an annual distribution and/or service fee on Class A and Class C shares sold by the intermediaries (based on the average daily net assets of outstanding shares sold by the intermediary) for personal services and maintenance of shareholder accounts performed by such intermediaries.  The maximum sales commissions and annual distribution and/or service fees are shown below.

Class	Maximum Commission/Distribution and/or Service Fees
Class A	3.00% / 0.25%
Class C*	1.00% / 1.00%
* The Class C distribution fee includes a 0.75% distribution fee and a 0.25% service fee. These fees are paid to broker/dealers beginning in the 13th month after the purchase of Class C shares.

Additional Payments to Financial Intermediaries

CRM, EVD, or their affiliates may pay, from their own resources, certain broker/dealers and/or other persons, for the sale, marketing and distribution of the securities or for services to a Fund. These amounts may be significant. These payments are generally intended to compensate broker/dealers for certain activities, including the following: promotion of sales of Fund shares, such as placing Calvert funds on a preferred list of fund families; making Fund shares available on certain platforms, programs, or trading venues; building brand awareness and educating a broker/dealer’s sales force about the Calvert funds; access to senior management and sales representatives of a broker/dealer; and various other promotional efforts and/or costs. Payments to broker/dealers may be used to cover costs and expenses related to these promotional efforts, including travel, lodging, entertainment and meals, among other things. In addition, payments may also be made in connection with EVD’s participation in or support of conferences and other events sponsored, hosted or organized by the broker/dealer.  EVD or their affiliates may make such payments on a fixed or variable basis based on Fund sales, assets, transactions processed and/or accounts attributable to a broker/dealer, among other factors, including the quality of the broker/dealer's relationship with EVD or their affiliates. EVD or their affiliates determine the amount of these payments in its sole discretion. These payments may create an incentive for a broker / dealer or its representatives to recommend or offer shares of a Fund to its customers. CRM may benefit from these payments to the extent the broker/dealers sell more Fund shares because EVD or their affiliates receive greater management and other fees as Fund assets increase.  These additional payments are made by CRM and do not increase the amount paid by shareholders or the Fund. For more specific information about these payments made to your broker/dealer or other financial intermediary and the conflicts of interest that may arise from such arrangements, please contact your investment professional.

Payments may include additional compensation beyond the regularly scheduled rates, and finder’s fees. EVD will pay broker/dealers a finder’s fee on Class A shares purchased at NAV in accounts with $1 million or more as follows: the finder’s fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% over $2 million up to $3 million, 0.40% over $3 million up to $50 million, 0.20% over $50 million up to $100 million, and 0.12% over $100 million. When Class A shares were purchased subject to a finder’s fee and some or all of the purchase is exchanged into another Calvert fund with a lower finder’s fee within one year, then EVD may recoup the difference in the finder’s fee from the broker/ dealers .. Purchases of shares at NAV for accounts on which a finder’s fee has been paid are subject to a one year CDSC of up to 0.80% when redeemed. All payments will be in compliance with the rules of the Financial Industry Regulatory Authority.

Payments for Sub-transfer Agent/Recordkeeping and/or Other Similar Administrative Services

Sub-transfer agent/recordkeeping payments may be made by the Fund to financial intermediaries (including affiliates of the Adviser) that provide sub-transfer agent/recordkeeping and/or other similar administrative services to certain groups of investors in the Calvert funds, including participants in retirement and benefit plans, investors in mutual fund advisory programs and clients of financial intermediaries that operate in an omnibus environment.  Financial intermediaries include broker-dealers, banks, investment advisers and third-party administrators such as retirement plan recordkeepers.

Services provided include but are not limited to the following: transmitting net purchase and redemption orders; maintaining separate records for shareholders that reflect purchases, redemptions and share balances; mailing shareholder confirmations and periodic statements; and furnishing proxy materials and periodic Calvert fund reports, prospectuses and other communications to shareholders as required.

The amount paid by the Fund for such services varies depending on the share class and services provided, but the Fund will not pay more than 0.11% of its average net assets attributable to the financial intermediary. Any fees due to the financial intermediary for such services that exceed this amount are paid by CRM or its affiliates, not the Fund.

Eaton Vance provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For its services under the agreement, Eaton Vance receives $8 per Fund account held directly on the books of the

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transfer agent.  Prior to December 31, 2016, Calvert Investment Services, Inc. provided similar services to, and received the same fees from, the Fund.

How to Open an Account

In addition to all 50 states and the District of Columbia, the Fund is available for sale to residents of the U.S. Virgin Islands, Puerto Rico and Guam. The Fund may suspend the sale of its shares at any time and any purchase order may be refused for any reason. The Calvert funds generally do not accept investments from residents of the European Union or Switzerland. The funds also do not accept investments from other non-U.S. residents, provided that a fund may accept investments from certain non-U.S. investors at the discretion of the principal underwriter.

Please see the Fund Summary with respect to the minimum initial investment amount and the minimum amount for subsequent investments. All Class Y purchases must be made by bank wire or via the National Securities Clearing Corporation (“NSCC”), or ACH funds transfer, as applicable in U.S. dollars. For additional information and wire instructions, call Calvert Funds at 800-368-2745.

Class A and Class C Shares

The Fund no longer accepts new applications for direct purchases of Class C shares. Any application received by the Fund’s transfer agent for investment in Class C shares on which no broker-dealer or financial adviser is specified will automatically be invested in Class A shares.

Complete and sign an application for each new account (the application is available by calling 800-368-2745). When multiple classes of shares are offered, please specify which class you wish to purchase. For more information, contact your financial professional or Calvert funds’ client services department at 800-368-2745.

Please see the Fund Summary above with respect to the minimum initial investment amount to open an account and the minimum amount for additional investments. The Fund may waive investment minimums and applicable service fees for investors who buy shares through certain omnibus accounts, certain wrap fee programs that charge an asset-based fee, and in other cases, at the Fund’s discretion.

For purchases, please make your check payable to the Fund in U.S. dollars and send it along with your application to: Calvert Funds, P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert Funds, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

Class Y Shares

Class Y shares are generally available only to (1) wrap or similar fee-based programs offered by financial intermediaries; and (2) retirement plans, foundations, endowments and other consultant-driven business.

A financial intermediary includes a broker, dealer, bank (including a bank trust department), registered investment adviser, financial planner, retirement plan administrator, third-party administrator, insurance company and any other institution having a selling or administration agreement with EVD. The use of Class Y shares by a financial intermediary will depend on, among other things, the structure of the particular fee-based program.

EVD will make, in its sole discretion, all determinations as to eligibility to purchase Class Y shares of the Fund.

Class I Shares

Complete and sign an application for each new account. Be sure to specify Class I. After your account is open, you may buy shares and wire funds by telephone. All subsequent purchases must be made by an electronic funds transfer, via NSCC, or ACH funds transfer, as applicable in U.S. dollars. For more information and wire instructions, call Calvert at 800-368-2745.

The minimum initial investments amount for Class I is $1,000,000.  The initial investment minimum is waived for retirement plans that trade through omnibus accounts.  The Fund may also waive the initial investment minimum for certain institutional accounts where it is believed to be in the best interest of the Fund and its shareholders. Examples include the following:

•

the investment would permit a previously closed Class I in the Fund to reopen, at no additional expense to other Fund Classes;

•

the investor has agreed to make additional Class I investments within a reasonable amount of time;

•

discretionary wrap programs; and

•

certain omnibus accounts, such as those purchasing for a fund of funds.

Registered investment advisers who invest in Class I through certain broker-dealers through an omnibus account may aggregate client orders to meet the $1,000,000 initial investment minimum, provided that the Fund is not required to pay a sub-transfer agent or similar administrative fees per shareholder account to any third party.

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Prospectus dated April 13, 2017

A Fund may also waive the initial Class I investment minimum for current or former Directors, Trustees, Officers or employees and their family members of the Calvert funds or CRM; or any firm that serves as sub-adviser to any Calvert fund at the time Fund shares are purchased.  A family member includes a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories.  For these investors, the minimum initial investment is $2,000, and the minimum for each purchase of additional shares is $50.  Additional requirements may apply.

Customer Identification

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account. In order to verify your identity, the Fund requires your name, date of birth, residential street address or principal place of business, social security number and employer identification number or other governmental issued identification when you open an account. The Fund may place limits on account transactions while it is in the process of attempting to verify your identity. If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Subsequent Investments (Class A and Class C Shares)

To make an investment after you open an account, include your investment slip and send your request to: Calvert Funds, P.O. Box 219544, Kansas City, MO 64121-9544, or if you use registered, certified or overnight mail, to: Calvert Funds, c/o BFDS, 330 West 9th Street, Kansas City, MO 64105-1514.

Once you open an account, you may also buy or sell shares by telephone or electronic funds transfer.

Federal Holidays

There are some federal holidays, i.e., Columbus Day and Veterans Day, when the New York Stock Exchange (“NYSE”) is open and the Fund is open but check purchases and electronic funds transfers (i.e., bank wires and ACH funds transfers) cannot be received because the banks and post offices are closed.

Through your Broker/Dealer

Your broker/dealer must receive your purchase request before the close of regular trading (generally 4 p.m. Eastern Time (“ET”)) on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert Funds and may charge you for services provided.

How Shares are Priced

The price of shares is based on the Fund’s NAV. The NAV is computed by adding the value of the Fund’s securities holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

The NAV is calculated as of the close of each business day, which generally coincides with the closing of the regular session of the NYSE (generally 4 p.m. ET). If trading on the NYSE is halted for the day before 4 p.m. ET, a Fund’s NAV generally will still be calculated as of the close of regular trading on the NYSE. The Fund is open for business each day the NYSE is open.

The Fund may hold securities that are primarily listed on foreign exchanges that trade on days when the NYSE is closed. The Fund does not price shares on days when the NYSE is closed, even if foreign markets may be open. As a result, the value of the Fund’s shares may change on days when you will not be able to buy or sell your shares.

Generally, portfolio securities and other assets are valued based on market quotations. Debt securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service.

Under the oversight of the Board of Trustees and pursuant to the Fund’s valuation procedures adopted by the Board, the Adviser determines when a market quotation is not readily available or reliable for a particular security. Investments for which market quotations are not readily available or reliable are fair valued by a fair value team consisting of officers of the Fund and of the Adviser, as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. No single standard exists for determining fair value, which depends on the circumstances of each investment, but, in general, fair value is deemed to be the amount an owner might reasonably expect to receive for a security upon its current sale.

In making a fair value determination, under the ultimate supervision of the Board, the Adviser, pursuant to the Fund’s valuation procedures, generally considers a variety of qualitative and quantitative factors relevant to the particular security or type of security. These factors are subject to change over time and are reviewed periodically to ascertain whether there are changes in the particular circumstances affecting an investment which may warrant a change in either the valuation methodology for the investment, or the fair value derived from that methodology, or both. The general factors considered typically include, for example, fundamental analytical data relating to the investment, the nature and duration of restrictions, if any, on the security,

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Prospectus dated April 13, 2017

and the forces that influence the market in which the security is purchased and sold, as well as the type of security, the size of the holding and numerous other specific factors. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. In addition, fair value pricing may be used for high-yield debt securities or in other instances where a portfolio security is not traded in significant volume for a substantial period.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, the fair values may differ significantly from the value that would have been used had a ready market for the investment existed, and these differences could be material.

When Your Account Will Be Credited

Your purchase will be processed at the next NAV calculated after your request is received in good order, as defined below. All of your purchases must be made in U.S. dollars. No cash or third-party checks will be accepted. No credit card or credit loan checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchase orders must be sent to the Transfer Agent.  Any check purchase received without an investment slip may cause delayed crediting. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share). See “Request in Good Order” below.

Request in Good Order

All requests (both purchase orders and redemption requests) must be received by the Transfer Agent in “good order.” This means that your request must include:

·

The Fund name and account number.

·

The amount of the transaction (in dollars or shares).

·

Signatures of all owners exactly as registered on the account (for mail requests).

·

Signature guarantees (if required). For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Notarization is not the equivalent of a signature guarantee.

·

Any supporting legal documentation that may be required.

·

Any outstanding certificates representing shares to be redeemed.

Transactions are processed at the NAV next computed after the Transfer Agent has received all required information. Requests received in good order before the close of regular NYSE trading (generally 4 p.m. ET) will receive that day’s closing NAV; otherwise you will receive the next business day’s NAV.

Purchase and Redemption of Shares through a Financial Intermediary

The Fund has authorized one or more broker/dealers to receive purchase and redemption orders on the Fund’s behalf. Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or, if applicable, a broker/dealer’s authorized designee, receives the order in good order. The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/ dealer or the broker/dealer’s authorized designee.

How to Sell Shares

You may redeem all or a portion of the shares from your account by telephone or mail on any day the Fund is open for business, provided the amount requested is not on hold or held in escrow pursuant to a Statement of Intention. When you purchase by check or with ACH funds transfer, the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected.

Your shares will be redeemed at the next NAV calculated after your redemption request is received by the Transfer Agent in good order (less any applicable CDSC and/or redemption fee). The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. Electronic funds transfer redemptions generally will be credited to your bank account by the second business day after your phone call.

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Prospectus dated April 13, 2017

The Fund has the right to reinvest any amounts (e.g., dividends, distributions or redemption proceeds) which you have elected to receive by check should your check remain uncashed for more than 180 days. No interest will accrue on amounts represented by uncashed checks. Your check will be reinvested in your account at the NAV on the day of the reinvestment. When reinvested, those amounts are subject to the risk of loss like any Fund investment. If you elect to receive distributions in cash and a check remains uncashed for more than 180 days, your cash election may be changed automatically to reinvest and your future dividend and capital gains distributions will be reinvested in the Fund at the NAV as of the date of payment of the distribution. This provision may not apply to certain retirement or qualified accounts, accounts with a non-U.S. address or closed accounts. Your participation in a systematic withdrawal program may be terminated if a check remains uncashed.

The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the NAV of the affected Fund, whichever is less, by making redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). A redemption-in-kind transfers the transaction costs associated with redeeming the security from the Fund to the shareholder. The shareholder will also bear any market risks associated with the portfolio security until the security can be sold.  To the extent the Fund holds illiquid securities, such distribution may contain a pro rata portion of such illiquid securities or the Fund may determine, based on a materiality assessment, not to include illiquid securities in the in-kind redemption.  The Fund does not anticipate that it would selectively distribute a greater than pro rata portion of any illiquid securities to satisfy a redemption request.  If illiquid securities are included in the distribution, shareholders may not be able to liquidate such securities and may be required to hold such securities indefinitely.  A shareholder’s ability to liquidate such securities distributed in-kind may be restricted by resale limitations or substantial restrictions on transfer imposed by issuers of the securities or by law.  A shareholder may only be able to liquidate such securities distributed in-kind at a substantial discount from their value, and there may be higher brokerage costs associated with any subsequent disposition of these securities by the recipient.

The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

In the event redemptions are suspended or postponed, this Prospectus will be updated accordingly.

There are some federal holidays, however, i.e., Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or made by electronic funds transfer because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone (Class A, Class C and Class I Shares) - call 800-368-2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred to a bank you have previously authorized. A $5 charge may be imposed on wire transfers of less than $1,000.

For Class I shares, all redemptions must be made by an electronic funds transfer or through the NSCC, in U.S. dollars. Each ACH funds transfer is limited to $300,000. To add instructions to permit an electronic funds transfer to be sent to an account not previously authorized you must send us those instructions in a letter that is signature guaranteed.

Written Requests (Class A, Class C and Class I Shares)

Send your written requests to: Calvert Funds, P.O. Box 219544, Kansas City, MO 64121-9544.

Your letter should include your account number, name of the Fund and Class, the number of shares or the dollar amount you are redeeming, and how you want the money sent to your authorized account. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to an account other than the account of record, your letter must be signature guaranteed.

Systematic Check Redemptions and Distributions by Check (Class A and Class C Shares)

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Unless they otherwise qualify for a waiver, Class C shares redeemed by Systematic Check Redemption will be subject to the CDSC.

Corporations and Associations (Class A, Class C and Class I Shares)

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

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Trusts (Class A, Class C and Class I Shares)

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee’s name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Broker/Dealer (All Classes)

Your broker/dealer must receive your request before the close of regular trading on the NYSE to receive that day’s NAV. Your broker/dealer will be responsible for furnishing all necessary documentation to Calvert funds and may charge you for services provided.

Other Calvert Fund Features/Policies

Website (For 24-hour performance and account information, visit www.calvert.com)

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of logging on to www.calvert.com.

The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services (Class A and Class C Shares)

By signing up for services when completing an application to open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, the Fund requires a signature guarantee to verify your signature. You may obtain a signature guarantee from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

ACH Funds Transfer (Class A and Class C Shares)

You may purchase or sell shares by ACH funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before any subsequent redemption requests for those shares are honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. ACH funds transfer transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions (Class A, Class C and Class I Shares)

You may purchase or redeem or exchange Class A, Class C or Class I shares , or request an electronic funds transfer by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and its affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for these transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Each class of Fund shares may be exchanged for shares of the same class of another Calvert fund at net asset value, subject to any requirements in the acquired fund’s prospectus and the exceptions and limitations noted below.  You may give exchange instructions by telephone if telephone redemptions have been authorized for your account and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on an exchange. Shares may only be exchanged for shares of the same class of another Calvert fund; except that Class A or Class C shares of a Fund may be exchanged for Class Y shares of the same Fund (no sales charges or other charges will apply to any such exchange), if offered by the Fund, provided you meet the Fund’s eligibility requirements for purchasing Class Y shares; the Class C shares you wish to exchange must not currently be subject to a CDSC.  Note that any conversion between classes of shares of the same Fund is a nontaxable event. By contrast, an exchange between classes of shares of different Funds is a taxable event. See also Appendix B to this Prospectus.

An exchange must satisfy the minimum investment amount for that Calvert fund. You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert fund at no additional charge.

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No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days’ written notice.

Restrictions on Excessive Trading and Market Timing

The Fund is not intended for excessive trading or market timing. Market timers seek to profit by rapidly switching money into a fund when they expect the share price of the fund to rise and taking money out of the fund when they expect those prices to fall. By realizing profits through short-term trading, shareholders that engage in rapid purchases and sales (including exchanges, if permitted) of a fund’s shares may dilute the value of shares held by long-term shareholders. Volatility resulting from excessive purchases and sales of fund shares, especially involving large dollar amounts, may disrupt efficient portfolio management. In particular, excessive purchases and sales of a fund’s shares may cause a fund to have difficulty implementing its investment strategies, may force the fund to sell portfolio securities at inopportune times to raise cash or may cause increased expenses (such as increased brokerage costs, realization of taxable capital gains without attaining any investment advantage or increased administrative costs).

A fund that invests all or a portion of its assets in foreign securities may be susceptible to a time zone arbitrage strategy in which shareholders attempt to take advantage of fund share prices that may not reflect developments in a foreign securities market that occur after the close of such market but prior to the pricing of fund shares. In addition, a fund that invests in securities that are, among other things, thinly traded, traded infrequently or relatively illiquid (including restricted securities and certain derivative instruments) is susceptible to the risk that the current market price for such securities may not accurately reflect current market values. A shareholder may seek to engage in short-term trading to take advantage of these pricing differences (commonly referred to as “price arbitrage”). The investment adviser is authorized to use the fair value of a security if prices are unavailable or are deemed unreliable (see “How Shares are Priced”). The use of fair value pricing and the restrictions on excessive trading and market timing described below are intended to reduce a shareholder’s ability to engage in price or time zone arbitrage to the detriment of the Fund.

The Board of the Calvert funds has adopted policies to discourage short-term trading and market timing and to seek to minimize their potentially detrimental effects. Pursuant to these policies, a Calvert fund shareholder who, through one or more accounts, completes two round-trips within 90 days generally will be deemed to be market timing or trading excessively in fund shares. “Two round-trips within 90 days” means either (1) a purchase of fund shares followed by a redemption of fund shares followed by a purchase followed by a redemption or (2) a redemption of fund shares followed by a purchase of fund shares followed by a redemption followed by a purchase, in either case with the final transaction in the sequence occurring within 90 days of the initial transaction in the sequence. Purchases and redemptions subject to the limitation include those made by exchanging to or from another fund. Under the policies, the Fund or its sub-transfer agent or principal underwriter will reject or cancel a purchase order, suspend or terminate an exchange privilege or terminate the ability of an investor to invest in the Calvert funds if the Fund or the principal underwriter determines that a proposed transaction involves market timing or excessive trading that it believes is likely to be detrimental to the Fund. The Fund and its principal underwriter use reasonable efforts to detect market timing and excessive trading activity, but they cannot ensure that they will be able to identify all cases of market timing and excessive trading. The Fund or its principal underwriter may also reject or cancel any purchase order (including an exchange) from an investor or group of investors for any other reason. Decisions to reject or cancel purchase orders (including exchanges) in the Fund are inherently subjective and will be made in a manner believed to be in the best interest of the Fund’s shareholders. No Calvert fund has any arrangement to permit market timing.

The following fund share transactions (to the extent permitted by a fund’s prospectus) generally are exempt from the market timing and excessive trading policy described above because they generally do not raise market timing or excessive trading concerns :

•

transactions made pursuant to a systematic purchase plan or as the result of automatic reinvestment of dividends or distributions, or initiated by the Fund (e.g., for failure to meet applicable account minimums);

•

transactions made by participants in employer sponsored retirement plans involving participant payroll or employer contributions or loan repayments, redemptions as part of plan terminations or at the direction of the plan, mandatory retirement distributions, or rollovers;

•

transactions made by model-based discretionary advisory accounts;

•

transactions made by a Calvert fund that is structured as a “fund-of-funds,” provided the transactions are in response to fund inflows and outflows or are part of a reallocation of fund assets in accordance with its investment policies; or

•

transactions in shares of Calvert Ultra-Short Income Fund.

It may be difficult for the Fund or the principal underwriter to identify market timing or excessive trading in omnibus accounts traded through financial intermediaries. The Fund’s and the principal underwriter have provided guidance to financial

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intermediaries (such as banks, broker-dealers, insurance companies and retirement administrators) concerning the application of the Calvert funds’ market timing and excessive trading policies to Fund shares held in omnibus accounts maintained and administered by such intermediaries, including guidance concerning situations where market timing or excessive trading is considered to be detrimental to the Fund. The Fund or its principal underwriter may rely on a financial intermediary’s policy to restrict market timing and excessive trading if it believes that policy is likely to prevent market timing that is likely to be detrimental to the Fund. Such policy may be more or less restrictive than the Fund’s policy. Although the Fund or the principal underwriter reviews trading activity at the omnibus account level for activity that indicates potential market timing or excessive trading activity, the Fund and the principal underwriter typically will not request or receive individual account data unless suspicious trading activity is identified. The Fund and the principal underwriter generally rely on financial intermediaries to monitor trading activity in omnibus accounts in good faith in accordance with their own or Fund policies. The Fund and the principal underwriter cannot ensure that these financial intermediaries will in all cases apply the policies of the Fund or their own policies, as the case may be, to accounts under their control.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request electronic delivery of Fund prospectuses and annual and semi-annual reports by calling client services at 800-368-2745 or enrolling online at www.calvert.com.

Combined General Mailings (Householding)

Multiple accounts held directly with the Fund’s principal underwriter that have the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call Calvert funds at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above. Multiple accounts held through a broker/dealer (or other financial intermediary) that share the same household address may receive one mailing.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or other financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker/dealer or other agent.

“Street Name” Accounts

If your shares are held in a “street name” account at a financial intermediary, that intermediary (and not the Fund or its transfer agent) will perform all recordkeeping, transaction processing and distribution payments.  Because the Fund does not maintain an account for you, you should contact your financial intermediary to make transactions in shares, make changes in your account, or obtain account information.  You will not be able to utilize a number of shareholder features, such as telephone or internet transactions, directly with the Fund and certain features may be subject to different requirements.  If you transfer shares in a “street name” account to an account with another financial intermediary or to an account directly with the Fund, you should obtain historical information about your shares prior to the transfer.  If you fail to provide your full account history to your new financial intermediary following a transfer, you may be ineligible for certain features of the Fund.

Minimum Account Balance

Class A, Class C and Class Y ..  Please maintain a balance in your Fund accounts of at least $2,000 per class for regular accounts/$1,000 per class for IRA accounts. If the balance in your account falls below the minimum during a month, a low balance fee may be charged to your account ($15/year per class).

If the balance in your account falls below the minimum, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed if the balance is not brought up to the required minimum within 30 days.

Class I.  Please maintain a balance in each of your Fund accounts of at least $100,000 per Fund.

If the balance in your account falls below this minimum amount, the account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum and will be closed or moved to Class A (at NAV) if the balance is not brought up to the required minimum within 30 days.

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Shares held through an omnibus account or wrap-fee program for which a Fund has waived investment minimums are not subject to this requirement.

Dividends, Capital Gains, and Taxes

The Fund pays dividends from its net investment income on a monthly basis. Net investment income consists of interest income and dividends, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments may vary between classes.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by electronic funds transfer). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the ex-dividend date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the ex-dividend date (“buying a dividend”), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

In January, the Fund will mail Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you during the past year. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned shares.

You may also realize a capital gain or loss when you sell or exchange shares. In January, the Fund whose shares you have sold or exchanged in the past year will mail Form 1099-B indicating the total amount of all such sales, including exchanges.

Cost Basis Reporting

Beginning in 2012, the Internal Revenue Service (“IRS”) implemented new cost basis reporting rules that require mutual fund companies to calculate and report cost basis information to both the shareholder and the IRS on IRS Form 1099-B when certain shares are sold. The new cost basis regulations do not affect retirement accounts and shares acquired before January 1, 2012. The Fund permits shareholders to elect from among several IRS-accepted cost basis methods, including average cost. In the absence of an election by a shareholder, the Fund uses the average cost method with respect to that shareholder. The cost basis method a shareholder elects may not be changed with respect to a redemption of shares after the settlement date of the redemption. Shareholders should consult with their tax advisors to determine the best IRS-accepted cost basis method for their tax situation and to obtain more information about how the new cost basis reporting rules apply to them.

Other Tax Information

In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from U.S. government securities. Such dividends may be exempt from certain state income taxes.

Some of the dividends may be identified as qualified dividend income and be eligible for the reduced federal tax rate for individual investors. Dividends paid by a Fund may be eligible for the dividends received deduction available to corporate taxpayers.

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Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number (“TIN”) and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the IRS. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert funds reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

Glossary of Certain Investment Risks

Correlation risk

The risk that when the Fund “hedges,” two investments may not behave in relation to one another the way Fund managers expect them to, which may have unexpected or undesired results. For example, a hedge may reduce potential gains or may exacerbate losses instead of reducing them. For an exchange-traded fund (ETF), there is a risk of tracking error. An ETF may not be able to exactly replicate the performance of the underlying index due to operating expenses and other factors (e.g., holding cash even though the underlying benchmark index is not composed of cash), and because transactions occur at market prices instead of at net asset value.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due, or otherwise fail to discharge an obligation or commitment.

Currency risk

The risk that when the Fund buys, sells or holds a security denominated in foreign currency, adverse changes in foreign currency rates may cause investment losses when a Fund’s investments are converted to U.S. dollars. Currency risk may be hedged or unhedged. Unhedged currency exposure may result in gains or losses as a result of a change in the relationship between the U.S. dollar and the respective foreign currency.

Duration risk

Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with a longer average fund duration will be more sensitive to changes in interest rates and will experience more price volatility than a fund with a shorter average fund duration.

Extension risk

The risk that slower than anticipated prepayments (usually in response to higher interest rates) will extend the life of a mortgage-backed security beyond its expected maturity date, typically reducing the value of a mortgage-backed security. In addition, if held to maturity, the Fund will not have access to the principal invested when expected and may have to forgo other investment opportunities.

Information risk	The risk that information about a security or issuer or the market might not be available, complete, accurate, or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor’s fixed-income securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/“stripped” coupon securities are subject to greater interest rate risk. Changes in prevailing interest rates, particularly sudden changes, may also increase the level of volatility in fixed-income and other markets, increase redemptions in the Fund’s shares and reduce the liquidity of the Fund’s debt securities and other income-producing holdings. Changes in interest rate levels are caused by a variety of factors, such as central bank monetary policies, inflation rates, and general economic and market conditions.

Leverage risk

The risk that occurs in some securities or techniques that tends to magnify the effect of changes in a security, index or a market.  Leverage can result in a loss that exceeds the amount actually invested.

Liquidity risk	The risk that occurs when investments cannot be readily sold. The Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk	The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment’s value.

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Opportunity risk	The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Prepayment risk

The risk that faster than anticipated prepayments (usually in response to lower interest rates) will cause a mortgage-backed security to mature prior to its expected maturity date, typically reducing the value of a mortgage-backed security purchased at a premium. The Fund must also reinvest those assets at the current market rate, which may be lower.

Regulatory risk

The risk associated with employing certain regulated investment instruments or techniques. To the extent the Fund uses futures, options or other regulated derivatives, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”), and therefore neither the Adviser nor the Fund anticipates being subject to registration or regulation as a commodity pool operator (“CPO”) or a commodity trading adviser (“CTA”) under the CEA as a result of the Fund’s activities. However, should the Adviser fail to use futures in accordance with Rule 4.5, then the Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s CPO or CTA, and the Fund would be subject to regulation under the CEA. The Fund may incur additional expense as a result of the Commodity Futures Trading Commission’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted. See also “Tax Risk” in the Fund Summary.

Transaction risk	The risk that the settlement of a transaction executed by the Fund may be delayed or may not be settled.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past five (5) fiscal years (or if shorter, the period of the Fund’s operations). The Fund’s fiscal year end is December 31. Certain information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund’s financial statements, which were audited by KPMG LLP. Their report, along with the Fund’s financial statements, is included in the Fund’s Annual Report, which is available upon request.

	Years Ended
CLASS A SHARES	December 31, 2016 (a)	December 31, 2015 (a)	December 31, 2014 (a)(b)
Net asset value, beginning	$14.78	$14.93	$15.00
Income from investment operations:
Net investment income	0.49	0.43	0.08
Net realized and unrealized gain (loss)	0.42	(0.19)	(0.08)
Total from investment operations	0.91	0.24	—
Distributions from:
Net investment income	(0.48)	(0.38)	(0.05)
Net realized gain	(0.13)	(0.01)	(0.02)
Total distributions	(0.61)	(0.39)	(0.07)
Total increase (decrease) in net asset value	0.30	(0.15)	(0.07)
Net asset value, ending	$15.08	$14.78	$14.93
Total return(c)	6.24%	1.57%	(0.02%)
Ratios to average net assets:(d)
Net investment income	3.30%	2.90%	2.42%(e)
Total expenses	1.20%	1.64%	53.67%(e)
Net expenses	1.10%	1.10%	1.10%(e)
Portfolio turnover	104%	132%	114%
Net assets, ending (in thousands)	$17,022	$12,497	$326

(a)

Net Investment income per share is calculated using the Average Shares Method.

(b)

From September 30, 2014 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

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	Years Ended
CLASS C SHARES	December 31, 2016 (a)	December 31, 2015 (a)	December 31, 2014 (a)(b)
Net asset value, beginning	$14.79	$14.93	$15.00
Income from investment operations:
Net investment income	0.38	0.32	0.04
Net realized and unrealized gain (loss)	0.42	(0.19)	(0.07)
Total from investment operations	0.80	0.13	(0.03)
Distributions from:
Net investment income	(0.37)	(0.26)	(0.02)
Net realized gain	(0.13)	(0.01)	(0.02)
Total distributions	(0.50)	(0.27)	(0.04)
Total increase (decrease) in net asset value	0.30	(0.14)	(0.07)
Net asset value, ending	$15.09	$14.79	$14.93
Total return(c)	5.46%	0.82%	(0.22%)
Ratios to average net assets: (d)
Net investment income	2.57%	2.13%	1.11%(e)
Total expenses	3.33%	4.43%	2,859.43%(e)
Net expenses	1.85%	1.85%	1.85%(e)
Portfolio turnover	104%	132%	114%
Net assets, ending (in thousands)	$1,126	$900	$5

(a)

Net Investment income per share is calculated using the Average Shares Method.

(b)

From September 30, 2014 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

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	Years Ended
CLASS Y SHARES	December 31, 2016 (a)	December 31, 2015 (a)	December 31, 2014 (a)(b)
Net asset value, beginning	$14.77	$14.92	$15.00
Income from investment operations:
Net investment income	0.53	0.46	0.07
Net realized and unrealized gain (loss)	0.42	(0.19)	(0.07)
Total from investment operations	0.95	0.27	—
Distributions from:
Net investment income	(0.52)	(0.41)	(0.06)
Net realized gain	(0.13)	(0.01)	(0.02)
Total distributions	(0.65)	(0.42)	(0.08)
Total increase (decrease) in net asset value	0.30	(0.15)	(0.08)
Net asset value, ending	$15.07	$14.77	$14.92
Total return(c)	6.51%	1.78%	0.02%
Ratios to average net assets: (d)
Net investment income	3.54%	3.12%	1.92%(e)
Total expenses	1.09%	1.56%	3,985.33%(e)
Net expenses	0.85%	0.85%	0.85%(e)
Portfolio turnover	104%	132%	114%
Net assets, ending (in thousands)	$10,379	$4,278	$18

(a)

Net Investment income per share is calculated using the Average Shares Method.

(b)

From September 30, 2014 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

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	Years Ended
CLASS I SHARES	December 31, 2016 (a)	December 31, 2015 (a)	December 31, 2014 (a)(b)
Net asset value, beginning	$14.74	$14.93	$15.00
Income from investment operations:
Net investment income	0.56	0.48	0.08
Net realized and unrealized gain (loss)	0.42	(0.19)	(0.06)
Total from investment operations	0.98	0.29	0.02
Distributions from:
Net investment income	(0.55)	(0.47)	(0.07)
Net realized gain	(0.13)	(0.01)	(0.02)
Total distributions	(0.68)	(0.48)	(0.09)
Total increase (decrease) in net asset value	0.30	(0.19)	(0.07)
Net asset value, ending	$15.04	$14.74	$14.93
Total return(c)	6.73%	1.93%	0.13%
Ratios to average net assets: (d)
Net investment income	3.76%	3.25%	2.01%(e)
Total expenses	0.68%	1.11%	2.72%(e)
Net expenses	0.65%	0.65%	0.65%(e)
Portfolio turnover	104%	132%	114%
Net assets, ending (in thousands)	$54,389	$39,101	$10,011

(a)

Net Investment income per share is calculated using the Average Shares Method.

(b)

From September 30, 2014 inception.

(c)

Total return is not annualized for periods of less than one year and does not reflect deduction of any front-end or deferred sales charge.

(d)

Total expenses do not reflect amounts reimbursed and/or waived by the Advisor and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(e)

Annualized.

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Appendix A

The Calvert Principles for Responsible Investment

We believe that most corporations and other issuers of securities deliver a net benefit to society, through their products and services, creation of jobs and the sum of their behaviors.  As a responsible investor, Calvert Research and Management seeks to invest in issuers that provide positive leadership in the areas of their operations and overall activities that are material to improving societal outcomes, including those that will affect future generations.

Calvert seeks to invest in issuers that balance the needs of financial and nonfinancial stakeholders and demonstrate a commitment to the global commons, as well as to the rights of individuals and communities.

The Calvert Principles for Responsible Investment (Calvert Principles) provide a framework for Calvert’s evaluation of investments and guide Calvert’s stewardship on behalf of clients through active engagement with issuers.  The Calvert Principles seek to identify companies and other issuers that operate in a manner that is consistent with or promote:

Environmental Sustainability and Resource Efficiency

·

Reduce the negative impact of operations and practices on the environment

·

Manage water scarcity and ensure efficient and equitable access to clean sources

·

Mitigate impact on all types of natural capital

·

Diminish climate-related risks and reduce carbon emissions

·

Drive sustainability innovation and resource efficiency through business operations or other activities, products and services

Equitable Societies and Respect for Human Rights

·

Respect consumers by marketing products and services in a fair and ethical manner, maintaining integrity in customer relations and ensuring the security of sensitive consumer data

·

Respect human rights, respect culture and tradition in local communities and economies, and respect Indigenous Peoples’ Rights

·

Promote diversity and gender equity across workplaces, marketplaces and communities

·

Demonstrate a commitment to employees by promoting development, communication, appropriate economic opportunity and decent workplace standards

·

Respect the health and well-being of consumers and other users of products and services by promoting product safety

Accountable Governance and Transparency

·

Provide responsible stewardship of capital in the best interests of shareholders and debtholders

·

Exhibit accountable governance and develop effective boards or other governing bodies that reflect expertise and diversity of perspective and provide oversight of sustainability risk and opportunity

·

Include environmental and social risks, impacts and performance in material financial disclosures to inform shareholders and debtholders, benefit stakeholders and contribute to strategy

·

Lift ethical standards in all operations, including in dealings with customers, regulators and business partners

·

Demonstrate transparency and accountability in addressing adverse events and controversies while minimizing risks and building trust

Calvert’s commitment to these Principles signifies continuing focus on investing in issuers with superior responsibility and sustainability characteristics. The application of the Calvert Principles generally precludes investments in issuers that:

·

Demonstrate poor environmental performance or compliance records, contribute significantly to local or global environmental problems, or include risks related to the operation of nuclear power facilities.

·

Are the subject of serious labor-related actions or penalties by regulatory agencies or demonstrate a pattern of employing forced, compulsory or child labor.

·

Exhibit a pattern and practice of human rights violations or are directly complicit in human rights violations committed by governments or security forces, including those that are under U.S. or international sanction for grave human rights abuses, such as genocide and forced labor.

·

Exhibit a pattern and practice of violating the rights and protections of Indigenous Peoples.

·

Demonstrate poor governance or engage in harmful or unethical practices.

·

Manufacture tobacco products.

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·

Have significant and direct involvement in the manufacture of alcoholic beverages or gambling operations.

·

Manufacture or have significant and direct involvement in the sale of firearms and/or ammunition.

·

Manufacture, design or sell weapons, or the critical components of weapons that violate international humanitarian law; or manufacture, design or sell inherently offensive weapons, as defined by the Treaty on Conventional Armed Forces in Europe and the U.N. Register on Conventional Arms, or the munitions designed for use in such inherently offensive weapons.

·

Abuse animals, cause unnecessary suffering and death of animals, or whose operations involve the exploitation or mistreatment of animals.

·

Develop genetically-modified organisms for environmental release without countervailing social benefits such as demonstrating leadership in promoting safety, protection of Indigenous Peoples’ rights, the interests of organic farmers and the interests of developing countries generally.

An investment in a particular company or other issuer does not constitute Calvert’s endorsement or validation of the issuer, and the absence of a particular investment from a managed portfolio does not necessarily indicate that the issuer operates in a manner that is inconsistent with the Calvert Principles.

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Appendix B

Financial Intermediary Sales Charge Variations

As noted under “How to Buy Shares,” a financial intermediary may offer Fund shares subject to variations in or elimination of the Fund sales charges (“variations”), provided such variations are described in this prospectus.  Set forth below are the variations in sales charges applicable to shares purchased through the noted financial intermediary.  All variations described below are applied by, and the responsibility of, the identified financial intermediary.  Variations may apply to purchases, sales, exchanges and reinvestments of Fund shares and a shareholder transacting in Fund shares through an intermediary identified below should read the terms and conditions of the variations carefully.  A variation that is specific to a particular financial intermediary is not applicable to shares held directly with the Fund or through another intermediary.

Fund Purchases through Merrill Lynch

Effective April 10, 2017, shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following sales charge waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this prospectus or in the SAI.

Front-end Sales Load Waivers on Class A Shares

The front-end sales charges applicable to purchases of Class A shares will be waived for:

·

Shares purchased by employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

·

Shares purchased by or through a 529 Plan

·

Shares purchased through a Merrill Lynch affiliated investment advisory program

·

Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch’s platform

·

Shares of funds purchased through the Merrill Edge Self-Directed platform (if applicable)

·

Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)

·

Shares exchanged from Class C shares of the same fund in the month of or following the 10-year anniversary of the purchase date

·

Shares purchased by employees and registered representatives of Merrill Lynch or its affiliates and their family members

·

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

CDSC Waivers on Class A, Class B and Class C Shares

The CDSC payable on redemptions of Class A, Class B and Class C will be waived in connection with:

·

Shares sold on the death or disability of the shareholder

·

Shares sold as part of a systematic withdrawal plan as described in “Shareholder Account Features”

·

Shares sold to return excess contributions from an IRA Account

·

Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½

·

Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch

·

The sale of Fund shares acquired pursuant to the Rights of Reinstatement privilege as described above

·

Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to a fee based account or platform (applicable to Class A and Class C shares only)

·

An exchange for shares of another class of the same fund through a fee-based individual retirement account on the Merrill Lynch platform.  In such circumstances, Merrill Lynch will remit the portion of the CDSC to be paid to the principal underwriter equal to the number of months remaining on the CDSC period divided by the total number of months of the CDSC period

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Front-end load Discounts Available: Discounts, Rights of Accumulation & Letters of Intent

Front-end sales charges may be subject to discounts, rights of accumulation and letters of intent as follows:

·

The front-end sales charge applicable to Class A shares may be subject to breakpoint discounts for purchases in excess of $50,000 for Class A as described under “Sales Charges”

·

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

·

Letters of Intent (LOI) through Merrill Lynch, over a 13-month period of time (if applicable)

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To Open an Account:

800-368- 2745

Performance and Prices:

www.calvert.com
24 hours, 7 days a week

Service for Existing Accounts:

Shareholders 800-368-2745
Brokers 800-368-2745

Regular Mail:

Calvert Funds
P.O. Box 219544
Kansas City, MO 64121-9544

Registered, Certified or

Overnight Mail:

Calvert Funds
c/o BFDS
330 West 9th Street
Kansas City, MO 64105-1514

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For investors who want more information about the Fund, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about the Fund’s investments is available in the Fund’s Annual and Semi-Annual Reports to shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for the Fund provides more detailed information about the Fund, including a description of the Fund’s policies and procedures with respect to the disclosure of its portfolio holdings. The SAI for the Fund is incorporated into this Prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert Funds
P.O. Box 219544
Kansas City, MO 64121-9544
Telephone: 1-800-368-2745

The Fund also makes available its SAI and its Annual and Semi-Annual Reports free of charge on the Calvert funds’ website at the following Internet address:

www.calvert.com

You can review and copy information about the Fund (including its SAI) at the SEC’s Public Reference Room at 100 F Street, NE, Washington, D.C. 20549. Information on the operation of the public reference room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC, 100 F Street, NE, Washington, D.C. 20549-1520.

The Fund enters into contractual arrangements with various parties, including, among others, the Adviser, who provide services to the Fund.  Shareholders of the Fund are not parties to, or third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements cannot be enforced by shareholders of the Fund.

Neither this Prospectus, the SAI nor any document filed as an exhibit to the Fund’s registration statement is intended to give rise to any agreement or contract between a Fund and any shareholder, or give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Investment Company Act file:

No: 811-03101 Calvert Management Series

24171 4.13 ..17

Printed on recycled paper using soy or vegetable inks

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STATEMENT OF
ADDITIONAL INFORMATION
April 13 , 2017

Calvert Unconstrained Bond Fund

Class A Shares - CUBAX  Class C Shares - CUBCX  Class I Shares - CUBIX   Class Y Shares - CUBYX

4550 Montgomery Avenue
Bethesda, Maryland 20814
1-800-368-2745

This Statement of Additional Information (“SAI”) is not a prospectus. Investors should read the SAI in conjunction with the Fund’s Prospectus dated April 13, 2017.   The Fund’s Prospectus and the most recent shareholder report may be obtained free of charge by writing the Fund at the above address, calling the Fund at 800-368-2745, or visiting our website at www.calvert.com.

TABLE OF CONTENTS

Supplemental Information on Principal Investment Policies and Risks	3
Non-Principal Investment Policies and Risks	15
Additional Risk Disclosure	18
Investment Restrictions	19
Dividends, Distributions, and Taxes	20
Net Asset Value	20
Calculation of Performance	21
Purchase and Redemption of Shares	22
Trustees and Officers	22
Investment Adviser	25
Portfolio Manager Disclosure	26
Administrative Services	28
Method of Distribution	28
Transfer and Shareholder Servicing Agents	30
Portfolio Transactions	30
Portfolio Holdings Disclosure	31
Personal Securities Transactions	32
Proxy Voting Disclosure	32
Process for Delivering Shareholder Communications to the Board of Trustees	33
Independent Registered Public Accounting Firm and Custodian	33
General Information	33
Control Persons and Principal Holders of Securities	34
Financial Statements	35
Appendix A – Summary of Adviser Proxy Voting Policy and Procedures	36
Appendix B – Fund Global Proxy Voting Guidelines	37
Appendix C – Credit Rating Descriptions	61

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SUPPLEMENTAL INFORMATION ON PRINCIPAL INVESTMENT POLICIES AND RISKS

Floating Rate Securities

Floating rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular, and range from daily up to annually, or may be event based, such as based on a change in the prime rate.

The Fund may invest in floating rate debt instruments (“floaters”) and engage in credit spread trades. The interest rate on a floater is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate. The interest rate on a floater resets periodically, typically every six months. While, because of the interest rate reset feature, floaters provide the Fund with a certain degree of protection against rises in interest rates, the Fund will participate in any declines in interest rates as well. A credit spread trade is an investment position relating to a difference in the prices or interest rates of two securities or currencies, where the value of the investment position is determined by movements in the difference between the prices or interest rates, as the case may be, of the respective securities or currencies.

U.S. Government-Sponsored Obligations

The Fund may invest in debt and mortgage-backed securities issued by the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”), commonly known as Fannie Maes and Freddie Macs, respectively.

Fannie Mae and Freddie Mac. Unlike Government National Mortgage Association (“GNMA”) certificates, which are typically interests in pools of mortgages insured or guaranteed by government agencies, FNMA and FHLMC certificates represent undivided interests in pools of conventional mortgage loans. Both FNMA and FHLMC guarantee timely payment of principal and interest on their obligations, but this guarantee is not backed by the full faith and credit of the United States (“U.S.”) Government. FNMA’s guarantee is supported by its ability to borrow from the U.S. Treasury, while FHLMC’s guarantee is backed by reserves set aside to protect holders against losses due to default.

In September 2008, the Federal Housing Finance Agency (“FHFA”) placed FNMA and FHLMC into conservatorship with the objective of returning the entities to normal business operations; FHFA succeeded to all rights, titles, powers and privileges of FNMA and FHLMC. Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.  FNMA and FHLMC are continuing to operate as going concerns while in conservatorship and each remains liable for all of its obligations, including its guaranty obligations, associated with its mortgage-backed securities.

U.S. Government-Backed Obligations

The Fund may invest in U.S. Treasury obligations and other U.S. government-backed obligations.

U.S. Treasury Obligations. Direct obligations of the U.S. Treasury are backed by the full faith and credit of the United States. They differ only with respect to their rates of interest, maturities, and times of issuance. U.S. Treasury obligations consist of: U.S. Treasury bills (having maturities of one year or less), U.S. Treasury notes (having maturities of one to ten years), and U.S. Treasury bonds (generally having maturities greater than ten years).

Ginnie Maes. Debt and mortgage-backed securities issued by GNMA, commonly known as Ginnie Maes, are typically interests in pools of mortgage loans insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A “pool” or group of such mortgages is assembled and, after approval from GNMA, is offered to investors through various securities dealers. GNMA is a U.S. government corporation within the Department of Housing and Urban Development. Ginnie Maes are backed by the full faith and credit of the United States, which means that the U.S. government guarantees that interest and principal will be paid when due.

Other U.S. Government Obligations. The Fund may invest in other obligations issued or guaranteed by the U.S. government, its agencies, or its instrumentalities. (Certain obligations issued or guaranteed by a U.S. government agency or instrumentality may not be backed by the full faith and credit of the United States.)

Asset-Backed Securities

The Fund may invest in, or have exposure to, asset-backed securities, which are securities that represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets, most often a pool or pools of similar assets (e.g., trade receivables). The credit quality of these securities depends primarily upon the quality of the underlying assets and the level of credit support and/or enhancement provided.

The underlying assets (e.g., loans) are subject to prepayments, which shorten the securities’ weighted average maturity and may lower their return. If the credit support or enhancement is exhausted, losses or delays in payment may result if the required payments of principal and interest are not made. The value of these securities also may change because of changes in the market’s perception of the creditworthiness of the servicing agent for the pool, the originator of the pool, or the financial

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institution or trust providing the credit support or enhancement. Typically, there is no perfected security interest in the collateral that relates to the financial assets that support asset-backed securities.

Below Investment Grade Debt Securities

Below investment grade debt securities are lower quality debt securities (generally those rated below BBB- by Standard & Poor’s Ratings Services (“S&P”) or by Fitch Ratings, Inc. or below Baa3 by Moody’s Investors Service (“Moody’s”)), known as “junk bonds.” These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. (See Appendix C for a description of the ratings). Unless otherwise stated in the Prospectus, the Fund considers a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (“NRSRO”), or is an unrated security of comparable quality as determined by the Adviser.  Below investment grade debt securities involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

Municipal Securities

Municipal securities share the attributes of debt obligations in general, but are generally issued by states, municipalities and other political subdivisions, agencies, authorities and instrumentalities of states and multi-state agencies or authorities. The municipal securities that the Fund may purchase include general obligation bonds and limited obligation bonds (or revenue bonds), including industrial development bonds issued under prior federal tax law. General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Tax-exempt private activity bonds and industrial development bonds generally are also revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the user of the facilities. Payment of interest on and repayment of principal of such bonds is the responsibility of the user (and/or any guarantor).

Municipal securities are subject to credit and market risk. Generally, prices of higher quality issues tend to fluctuate less with changes in market interest rates than prices of lower quality issues, and prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of municipal bonds are subject to the provisions of bankruptcy, insolvency and other laws, such as the Federal Bankruptcy Reform Act of 1978, affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal bonds may be materially affected or their obligations may be found to be invalid or unenforceable.

Leveraged Loans

The Fund may invest in leveraged loans. Investments in loans are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a loan resulting from changes in the general level of interest rates. Credit risk refers to the possibility that the borrower of a loan will be unable and/or unwilling to make timely interest payments and/or repay the principal on its obligation. Circumstances surrounding default in the payment of interest or principal on a loan may result in a reduction in the value of the loan and consequently a reduction in the value of the Fund’s investments and a potential decrease in the net asset value (“NAV”) of the Fund. Although the loans in which the Fund will invest generally will be secured by specific collateral, there can be no assurance that such collateral would satisfy the borrower’s obligation in the event of non-payment of scheduled interest or principal or that such collateral could be readily liquidated. In the event of the bankruptcy of a borrower, the Fund’s access to the collateral may be limited by bankruptcy and, therefore, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing a loan.

There is no organized exchange on which loans are traded, and reliable market quotations may not be readily available. Therefore, elements of judgment may play a greater role in valuation of loans than for securities with a more developed secondary market, and the Fund may not realize full value in the event of the need to sell a loan. To the extent that a secondary

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market does exist for certain loans, the market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.  Many loans are not registered with the SEC or any state securities commission and are not often rated by any NRSRO. Generally there is less readily available, reliable information about most loans than is the case for many other types of securities.

Some loans are subject to the risk that a court, pursuant to fraudulent conveyance or other similar laws, could subordinate the loans to presently existing or future indebtedness of the borrower or take other action detrimental to lenders, including the Fund, such as invalidation of loans or causing interest previously paid to be refunded to the borrower. Investments in loans are also subject to the risk of changes in legislation or state or federal regulations. If such legislation or regulations impose additional requirements or restrictions on the ability of financial institutions to make loans, the availability of loans for investment by the Fund may be adversely affected.

Although a loan may be senior to equity and other debt securities in a borrower’s capital structure, such obligations may be structurally subordinated to obligations of the borrower’s subsidiaries. From time to time, one or more of the factors described above may create volatility in the markets for debt instruments and decrease the liquidity of the loan market.

Loans normally are not registered with the SEC or any state securities commission or listed on any securities exchange. As a result, there is typically less public information available about a specific loan than there would be if the loan were registered or traded on exchange. Loans may also not be considered “securities,” and purchasers, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws with respect to any loans it owns in the event of fraud or misrepresentation by a borrower.

The Fund may come into possession of material non-public information about a borrower as a result of its ownership of a loan or other debt instrument of such borrower. Because of prohibitions on trading in securities of issuers while possessing such information, the Fund might be unable to enter into a transaction in a publicly-traded security of that borrower when it would otherwise be advantageous to do so.

Loans trade in an unregulated inter-dealer or inter-bank secondary market.  Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold.  These restrictions may (i) impede the Fund’s ability to buy or sell loans; (ii) negatively affect the transaction price; (iii) affect the counterparty credit risk borne by the Fund; (iv) impede the Fund’s ability to timely vote or otherwise act with respect to loans; and (v) expose the Fund to adverse tax or regulatory consequences. The Fund’s transactions in loans may take longer than seven days to settle, which may affect the Fund’s process for meeting redemptions. The Fund may hold cash, sell securities or temporarily borrow from banks or other lenders in order to meet short-term liquidity needs.

Risks of Loan Assignments and Participations. As the purchaser of an assignment, the Fund typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. Because assignments may be arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by the Fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning counterparty. In addition, if the loan is foreclosed, the Fund could become part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund may be required to pass along to a purchaser that buys a loan from the Fund by way of assignment a portion of any fees to which the Fund is entitled under the loan. In connection with purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to the credit risk of both the borrower and the counterparty that is selling the participation. In the event of the insolvency of the counterparty selling a participation, the Fund may be treated as a general creditor of the counterparty and may not benefit from any set-off between the counterparty and the borrower.

Risk of Investing in Loans to Non-U.S. Borrowers. The Fund may invest all or a portion of its assets in loans of non-U.S. borrowers. The Fund’s investments in loans of non-U.S. borrowers may be affected by political and social instability; changes in economic or taxation policies; difficulties when enforcing obligations; decreased liquidity; and increased volatility. Foreign borrowers may be subject to less regulation resulting in less publicly available information about the borrowers.

Foreign Securities

Investments in foreign securities may present risks not typically involved in domestic investments. The Fund may purchase foreign securities directly on foreign markets. These securities are subject to the risk of currency fluctuation relative to the U.S. dollar.  Foreign securities may also involve different accounting, auditing, and financial reporting standards and various administrative difficulties such as delays in clearing and settling portfolio trades or in receiving payment of dividends or other distributions.  The Fund may also invest in American Depositary Receipts (“ADRs”) and other receipts evidencing ownership of foreign securities, such as Global Depositary Receipts (“GDRs”). ADRs are U.S. dollar-denominated and traded in the United

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States on exchanges or over the counter, and can be either sponsored or unsponsored. The company sponsoring the ADR is subject to U.S. reporting requirements and will pay the costs of distributing dividends and shareholder materials. With an unsponsored ADR, the U.S. bank will recover costs from the movement of share prices and the payment of dividends. Less information is normally available on unsponsored ADRs. By investing in ADRs rather than directly in foreign issuers’ securities, the Fund may possibly avoid some currency and some liquidity risks.  However, the value of the foreign securities underlying the ADR may still be impacted by currency fluctuations. The information available for ADRs is subject to the more uniform and more exacting accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded. GDRs can involve currency risk since they may not be U.S. dollar denominated.

Additional costs may be incurred in connection with international investment since foreign brokerage commissions and the custodial costs associated with maintaining foreign portfolio securities are generally higher than in the United States. Fee expense may also be incurred on currency exchanges when the Fund changes investments from one country to another or convert foreign securities holdings into U.S. dollars.

U.S. government policies have at times, in the past, through imposition of currency controls, changes in tax policy and other restrictions, discouraged certain investments abroad by U.S. investors.  In addition, foreign countries may impose withholding and taxes on dividends and interest.

Foreign Governmental and Supranational Debt Securities

Investments in debt securities of governmental or supranational issuers are subject to all the risks associated with investments in U.S. and foreign securities and certain additional risks.

Foreign government debt securities, sometimes known as sovereign debt securities, include debt securities issued, sponsored or guaranteed by: governments or governmental agencies, instrumentalities, or political subdivisions located in emerging or developed market countries; government owned, controlled or sponsored entities located in emerging or developed market countries; and entities organized and operated for the purpose of restructuring the investment characteristics of instruments issued by any of the above issuers.

A supranational entity is a bank, commission or company established or financially supported by the national governments of one or more countries to promote reconstruction, trade, harmonization of standards or laws, economic development, and humanitarian, political or environmental initiatives. Supranational debt obligations include: Brady Bonds (which are debt securities issued under the framework of the Brady Plan as a means for debtor nations to restructure their outstanding external indebtedness); participations in loans between emerging market governments and financial institutions; and debt securities issued by supranational entities such as the World Bank, Asia Development Bank, European Investment Bank and the European Economic Community.

Emerging Market Securities

Investing in emerging market countries involves certain risks not typically associated with investing in the United States, and it imposes risks greater than, or in addition to, risks of investing in more developed foreign countries.  These risks include, but are not limited to, the following: greater risks of nationalization or expropriation of assets or confiscatory taxation; currency devaluations and other currency exchange rate fluctuations; greater social, economic, and political uncertainty and instability (including amplified risk of war and terrorism); more substantial government involvement in the economy; less government supervision and regulation of the securities markets and participants in those markets, and possible arbitrary and unpredictable enforcement of securities regulations; controls on foreign investment and limitations on repatriation of invested capital and on the Fund’s ability to exchange local currencies for U.S. dollars; unavailability of currency-hedging techniques in certain emerging market countries; the fact that companies in emerging market countries may be smaller, less seasoned, or newly organized; the difference in, or lack of, auditing and financial reporting standards, which may result in unavailability of material information about issuers; the risk that it may be more difficult to obtain and/or enforce a judgment in a court outside the United States; and greater price volatility, substantially less liquidity, and significantly smaller market capitalization of securities markets.  Also, any change in the leadership or politics of emerging market countries, or the countries that exercise a significant influence over those countries, may halt the expansion of, or reverse the liberalization of, foreign investment policies now occurring and adversely affect existing investment opportunities.  Furthermore, high rates of inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.  Custodial services and other investment-related costs are often more expensive in emerging market countries, which can reduce the Fund’s income from investments in securities or debt instruments of emerging market country issuers.  Lastly, the economies of individual emerging market countries may differ favorably or unfavorably from the U.S. economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Repurchase Agreements

Repurchase agreements are arrangements under which the Fund buys a security, and the seller simultaneously agrees to repurchase that security at a mutually agreed upon time and price reflecting a market rate of interest. Repurchase agreements are short-term money market investments, designed to generate current income.  The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation, which is the subject of the repurchase agreement.

Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed to have a security interest in and lien upon such security.  The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Adviser under the direction and supervision of the Fund’s Board of Trustees (the “Board”). In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller’s obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller’s obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

While an underlying security may mature after one year, repurchase agreements are generally for periods of less than one year. Repurchase agreements not terminable within seven days are considered illiquid.

Collateralized Mortgage Obligations

The Fund may invest in collateralized mortgage obligations (“CMOs”). CMOs are collateralized bonds that are general obligations of the issuer of the bonds. CMOs are not direct obligations of the U.S. government. CMOs generally are secured by collateral consisting of mortgages or a pool of mortgages. The collateral is assigned to the trustee named in the indenture pursuant to which the bonds are issued. Payments of principal and interest on the underlying mortgages are not passed through directly to the holder of the CMO; rather, payments to the trustee are dedicated to payment of interest on and repayment of principal of the CMO. This means that the character of payments of principal and interest is not passed through, so that payments to holders of CMOs attributable to interest paid and principal repaid on the underlying mortgages or pool of mortgages do not necessarily constitute income and return of capital, respectively, to the CMO holders. Also, because payments of principal and interest are not passed through, CMOs secured by the same pool of mortgages may be, and frequently are, issued with a variety of classes or series, which have different maturities and are retired sequentially. CMOs are designed to be retired as the underlying mortgages are repaid. In the event of prepayment on such mortgages, the class of CMO first to mature generally will be paid down.

FHLMC has introduced a CMO that is a general obligation of FHLMC. This requires FHLMC to use its general funds to make payments on the CMO if payments from the underlying mortgages are insufficient.

Interest Only and Principal Only Mortgage-backed Securities

The Fund may also invest in Interest Only (“IO”) and Principal Only (“PO”) mortgage-backed securities. IO instruments are entitled to receive only interest payments made on the underlying mortgages or mortgage-backed securities, while PO instruments are entitled to receive only principal payments made on the underlying mortgages or mortgage-backed securities. IO instruments generally increase in value in a rising interest rate environment, which typically results in a slower rate of prepayments on the underlying mortgages and extends the period during which interest payments are required to be made on the IO security. IO securities are subject to prepayment risk, which is the risk that prepayments will accelerate in a declining interest rate environment and will reduce the number of remaining interest payments even though there is no default on the underlying mortgages.

PO instruments generally increase in value in a declining interest rate environment, which typically results in a faster rate of prepayments on the underlying mortgages. Since a PO security is usually purchased at a discount, faster prepayments result in a higher rate of return when the face value of the security is paid back sooner than expected. PO securities are subject to extension risk, which is the risk that a rising interest rate environment will result in a slower rate of prepayments and will delay the final payment date.

Trust Preferred Securities

The Fund may purchase trust preferred securities, which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. The securities are generally senior in claim to standard preferred stock but junior to other bondholders. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Trust preferred securities may have varying maturity dates, at times in excess of 30 years, or may have no specified maturity date. Dividend payments of the trust preferred securities generally coincide with interest payments on the underlying subordinated debt. Trust preferred securities generally have a yield advantage over traditional preferred stocks, but unlike traditional preferred stocks, distributions are treated as interest rather than dividends for federal income tax purposes.

Trust preferred securities are subject to unique risks, which include the fact that dividend payments will only be paid if interest payments on the underlying obligations are made, which interest payments are dependent on the financial condition of the parent corporation and may be deferred for up to 20 consecutive quarters. There is also the risk that the underlying obligations, and thus the trust preferred securities, may be prepaid after a stated call date or as a result of certain tax or regulatory events, resulting in a lower yield to maturity.

Trust preferred securities prices fluctuate for several reasons including changes in investors’ perception of the financial condition of an issuer or the general condition of the market for trust preferred securities, or when political or economic events affecting the issuers occur. Trust preferred securities are also (a) sensitive to interest rate fluctuations, as the cost of capital rises and borrowing costs increase in a rising interest rate environment, and (b) subject to the risk that they may be called for redemption in a falling interest rate environment.

Zero-Coupon and Pay-In-Kind Bonds

The Fund may invest in zero-coupon bonds. A zero-coupon bond is a security that has no cash coupon payments.  Instead, the issuer sells the security at a substantial discount from its maturity value.  The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price.  The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated.  However, zero-coupon bonds, like other bonds, retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon.  Since there are no periodic interest payments made to the holder of a zero-coupon security, when interest rates rise, the value of such a security will fall more dramatically than a bond paying out interest on a current basis.  When interest rates fall, however, zero-coupon securities rise more rapidly in value because the bonds have locked in a specific rate of return which becomes more attractive the further interest rates fall.

The Fund may invest in pay-in-kind bonds. Pay-in-kind (“PIK”) bonds are securities that pay interest in either cash or additional securities, at the issuer’s option, for a specified period.  PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow.  PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest).  The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than securities paid in cash.

Convertible Bonds

The Fund may invest in convertible bonds. Convertible bonds are debt instruments convertible into equity of the issuing company at certain times in the future and according to a certain exchange ratio.  Typically, convertible bonds are callable by the issuing company, which may, in effect, force conversion before the holder would otherwise choose.

While the Fund intends to invest primarily in debt securities, it may invest in convertible bonds.  While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions.  In such cases, the Fund may consider convertible bonds to gain exposure to such markets.

Equity Securities

Equity securities represent a proportionate share of the ownership of a company; their value is based on the success of the company’s business and the value of its assets, as well as general market conditions. The purchaser of an equity security typically receives an ownership interest in the company as well as certain voting rights. The owner of an equity security may participate in a company’s success through the receipt of dividends, which are distributions of earnings by the company to its owners. Equity security owners may also participate in a company’s success or lack of success through increases or decreases in the value of the company’s shares as traded in the public trading market for such shares. Equity securities generally take the form of common stock or preferred stock, as well as securities convertible into common stock. Preferred stockholders typically receive greater dividends but may receive less appreciation than common stockholders and may have different voting rights as well. Equity securities may also include convertible securities, warrants, rights or equity interests in trusts, partnerships, joint ventures or similar enterprises. Warrants or rights give the holder the right to buy a common stock at a given time for a specified price.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Derivatives

The Fund may use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities for the purpose of adjusting the risk and return characteristics of the Fund. The Fund may use these practices to enhance Fund returns, increase liquidity and/or gain exposure to certain instruments or markets (e.g., the corporate bond market) in a more efficient way. If the Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid, which can make it difficult to value them.  Derivatives may result in loss of principal.

Additional government regulation of derivative instruments may limit or prevent the Fund from using such instruments as part of its investment strategies, which could adversely affect the Fund. For example, the Securities and Exchange Commission has proposed a new rule that, if adopted, may restrict the Fund’s ability to enter into derivative transactions and would change the manner in which the Fund segregates assets to cover derivatives transactions. The full extent and impact of the proposed rule are not fully known and may not be known for some time. The proposed rule also may make the management of the Fund more costly and less efficient and may require changes to the Fund’s investment strategies that may adversely affect the performance of the Fund or its ability to achieve its investment objectives.

Futures Transactions

The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. government obligations.

Futures contracts are designed by boards of trade which are designated “contracts markets” by the CFTC.  Futures contracts trade on contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee performance of the contracts.

A futures contract is an agreement between two parties to buy and sell a security on a future date which has the effect of establishing the current price for the security. Many futures contracts by their terms require actual delivery and acceptance of securities, but some allow for cash settlement of the difference between the futures price and the market value of the underlying security or index at time of delivery.  In most cases the contracts are closed out before the settlement date without making or taking delivery of securities. Upon buying or selling a futures contract, the Fund deposits initial margin with its custodian, and thereafter daily payments of maintenance margin are made to and from the executing broker.  Payments of maintenance margin reflect changes in the value of the futures contract, with the Fund being obligated to make such payments if the futures position becomes less valuable and entitled to receive such payments if the futures position becomes more valuable.

The Fund can use these practices to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. If the Adviser judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, these techniques could result in a loss. These techniques may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.

The purchase and sale of futures contracts may be used to hedge the Fund’s holdings of long-term debt securities. Futures contracts based on U.S. government securities and GNMA certificates historically have reacted to an increase or decrease in interest rates in a manner similar to the manner in which mortgage-related securities reacted to the change. If interest rates increase, the value of such securities in the Fund’s portfolio would decline, but the value of a short position in futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Thus, if the Fund owns long-term securities and interest rates were expected to increase, it might sell futures contracts rather than sell its holdings of long-term securities. If, on the other hand, the Fund held cash reserves and interest rates were expected to decline, the Fund might enter into futures contracts for the purchase of U.S. government securities or GNMA certificates and thus take advantage of the anticipated rise in the value of long-term securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund’s cash reserves could then be used to buy long-term securities in the cash market. The Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline.

Regulatory Limitations. The Adviser to the Fund has claimed an exclusion from the CFTC’s definition of “commodity pool operator.” Under the relevant CFTC rule, the Adviser can claim an exclusion with respect to the Fund if the Fund, among other things, limit its use of certain derivatives, such as futures, certain options, and swaps.  Under the rule, if a fund uses commodity interests (such as futures contracts, options on futures contracts and swaps) other than for bona fide hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums required to establish these positions (after taking into account

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

unrealized profits and unrealized losses on any such positions and excluding the amount by which options are “in-the-money” at the time of purchase) may not exceed 5% of a fund’s NAV, or alternatively, the aggregate net notional value of those positions, as determined at the time the most recent position was established, may not exceed 100% of the fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions).  If the Fund’s use of futures contracts does not comply with these limits, then the Adviser would be subject to registration (if not already registered) and regulation in its capacity as the Fund’s commodity pool operator or commodity trading advisor , and the Fund would be subject to regulation under the Commodity Exchange Act. The Fund may incur additional expense as a result of the CFTC’s registration and regulation obligations, and its use of certain derivatives and other instruments may be limited or restricted.

The Fund will engage in transactions in futures contracts and options thereon in accordance with the rules and regulations of the CFTC or other regulatory authorities.

In instances involving the purchase of futures contracts that allow for physical settlement (e.g., futures on Treasury securities), or call options thereon, or the writing of put options thereon, by a Fund, liquid assets, equal to 100% of the purchase price of the futures contracts and options thereon (less any related margin deposits), will be earmarked or segregated by the Fund’s custodian to cover the position.

In instances involving the purchase of cash-settled futures contracts, or call options thereon, or the writing of put options thereon, by a Fund, liquid assets securities equal to the Fund’s daily marked-to-market net obligation, if any, of the futures contracts and options thereon (less any related margin deposits) will be earmarked or segregated by the Fund’s custodian to cover the position.

Additional Risks of Futures Contracts.  If the Fund has sold futures to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the futures contracts that it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of futures contracts and movements in prices of the securities which are the subject of the hedge. Thus the price of the futures contract may move more than or less than the price of the securities being hedged. Where the Fund has sold futures to hedge against a decline in the market, the price of the futures contract may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the futures contracts and also experience a decline in the value of its portfolio securities.

The Fund can close out futures positions in the secondary market only on an exchange or board of trade or with an over-the-counter market maker. Although the Fund intends to purchase or sell only such futures for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular futures contract at any particular time. This might prevent the Fund from closing a futures position, which could require the Fund to make daily margin payments in the event of adverse price movements.

Options

The Fund may purchase put and call options and write covered call options and secured put options on securities, and may employ a variety of option combination strategies.  In addition, the Fund may write covered call options and secured put options on futures contracts.

Options are typically classified as either American-style or European-style, based on the dates on which the option may be exercised. American-style options may be exercised at any time prior to the expiration date, and European-style options may be exercised on the expiration date. Option contracts traded on futures exchanges are mainly American-style, and options traded over-the-counter are mainly European-style.

The value of an option will fluctuate based primarily on the time remaining until expiration of the option, known as the option’s time value, and the difference between the then-prevailing price of the underlying security and the option’s exercise price.  This difference, known as the option’s intrinsic value, determines whether an option is in-the-money, at-the-money or out-of-the-money at any point in time.  If there is an existing secondary market for an option, it can be closed out at any time by the Fund for a gain or a loss.  Alternatively, the holder of an in-the-money American-style option may exercise the option at any time prior to the expiration date, while the holder of an in-the-money European-style option must wait until the expiration date to exercise the option.  Options that expire out-of-the-money are worthless resulting in a loss of the entire premium paid.

Other principal factors that affect the market value of an option include supply and demand, interest rates,  and the current market price and the price volatility of the underlying security.

Purchasing Options. The Fund will pay a premium (plus any commission) to purchase an option.  The premium reflects the total of the option’s time value and intrinsic value.  The purchaser of an option has a right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security at the exercise price and has no obligation after the premium has been paid.

Call Options.  The purchase of a call option on a security is similar to taking a long position because the value of the option generally increases as the price of the underlying security increases.  However, in the event that the underlying security declines in value, losses on options are limited to the premium paid to purchase the option.  Although a call option has the potential to

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

increase in value from higher prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  The Fund might buy call options to close an outstanding position that resulted from writing a corresponding call option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.  The Fund may purchase securities by exercising a call option solely on the basis of considerations consistent with the investment objectives and policies of the Fund.

Put Options.  The purchase of a put option on a security is similar to taking a short position (selling a security that you do not own) in that security because the value of the option generally increases as the value of the underlying security decreases.  However, in the event that the underlying security increases in value, losses on the option are limited to the premium paid to purchase the option.  Although a put option has the potential to increase in value from lower prices for the underlying security, because the option will expire on its expiration date, any such gains may be more than offset by reductions in the option’s time value or other valuation factors.  The Fund might purchase put options to close an outstanding position that resulted from writing a corresponding put option.  Any profit or loss from such a closing transaction will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

Writing Options.   The Fund may write certain types of options.  Writing options means that the Fund is selling an investor the right, but not the obligation, to purchase (in the case of a call option) or to sell (in the case of a put option) a security or index at the exercise price in exchange for the option premium.  The writer of an option has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security and has no rights other than to receive the premium.  Writing options involves more risk than purchasing options because a writer of an option has the potential to realize a gain that is limited to the value of the premium (less any commission) and takes on potentially unlimited risk from increases in the price of the underlying security, in the case of a call option, and the risk that the underlying security may decline to zero, in the case of a put option (which would require the writer of the put option to pay the exercise price for a security that is worthless). A call option is deemed “covered” if the Fund owns the security.  A put option is deemed “secured” if the Fund has segregated cash or securities having an aggregate value equal to the total purchase price the Fund will have to pay if the put option is exercised.

Call Options.   If the Fund writes a call option on a security, it will receive the option premium (less any commission), which helps to mitigate the effect of any depreciation in the market value of that security.  However, because the Fund is obligated to sell that security at the exercise price, this strategy also limits the Fund’s ability to benefit from an increase in the price of the security above the exercise price.

The Fund may write covered call options on securities. This means that as long as the Fund is obligated as the writer of a call option, the Fund will own the underlying security.  The Fund may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options. Writing covered call options can increase the income of the Fund and thus reduce declines in the net asset value per share of the Fund if securities covered by such options decline in value. Exercise of a call option by the purchaser, however, will cause the Fund to forgo future appreciation of the securities covered by the option. The Fund’s turnover may increase through the exercise of a call option that it has written; this may occur if the market value of the underlying security increases and the Fund has not entered into a closing purchase transaction. When the Fund writes a covered call option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains below the exercise price.

Put Options.  If the Fund writes a put option on a security, it will receive the  option premium (less any commission), which effectively reduces the Fund’s acquisition cost for that security.  If the Fund is contemplating an investment in a security but  is uncertain about its near-term price trajectory, it could write a put option on a security; the premium will provide the Fund with a partial buffer against a price increase, while providing the Fund with an opportunity to acquire the security at the lower exercise price.  However, the Fund remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price).  Accordingly, this strategy may result in unexpected losses if the option is exercised against the Fund at a time when the price of the security has declined below the exercise price by more than the amount of the premium received.

The Fund may only write secured put options, which requires the Fund to segregate cash or securities, through its custodian, having a value at least equal to the exercise price of the put option.  If the value of the segregated securities declines below the exercise price of the put option, the Fund will have to segregate additional assets.  When the Fund writes a secured put option, it will realize a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Foreign Currency Options. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the term of the option. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option writer is obligated to sell the underlying foreign currency (in the case of a call option) or buy the underlying foreign currency (in the case of a put option) if it is exercised. However, either seller or buyer may close its position prior to expiration.

A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it limits the gain which might result from a favorable movement in the value of such currency due to the payment of the option premium. For example, if the Fund held securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund had entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in the value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, it would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on foreign currencies, except that references therein to securities should instead refer to foreign currencies.

Exchange-Traded Options. The Fund may purchase and write put and call options in standard contracts traded on national securities exchanges on securities of issuers.  Options exchanges may provide liquidity in the secondary market. Although the Fund intends to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. The absence of a liquid market might prevent the Fund from closing an options position, which could impair the Fund’s ability to hedge effectively. The inability to close out a written option position may have an adverse effect on the Fund’s liquidity because it may be required to hold the securities covering or securing the option until the option expires or is exercised.

The information provided above under “Purchasing Options” and “Writing Options” is applicable to exchange-traded options.

Options on Futures Contracts. The Fund may purchase put or call options, write secured put options or write covered call options on futures contracts that the Fund could otherwise invest in and that are traded on a U.S. exchange or a board of trade.  The Fund may also enter into closing transactions with respect to such options to terminate an existing position.

The information provided above under “Purchasing Options” and “Writing Options” is applicable to options on futures contracts, except that references therein to securities should instead refer to futures contracts.

Additional Risks of Options. If the Fund takes options positions to hedge against a decline in the market and the market later advances, the Fund may suffer a loss on the options that it would not have experienced if it had not hedged. Correlation is also imperfect between movements in the prices of options and movements in prices of the securities which are the subject of the hedge. Thus the price of the option may move more than or less than the price of the securities being hedged. Where the Fund has taken options positions to hedge against a decline in the market, the price of the option may advance and the value of the portfolio securities in the Fund may decline. If this were to occur, the Fund might lose money on the option and also experience a decline in the value of its portfolio securities.

The hours of trading for options on U.S. government securities may not correspond exactly to the hours of trading for the underlying securities. To the extent that the options markets close before the U.S. government securities markets close, significant movements in rates and prices may occur in the Government securities markets that cannot be reflected in the options markets.

The Fund can close out options on futures in the secondary market only on an exchange or board of trade or with an over-the-counter market maker. Although the Fund intends to purchase or write only such options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option at any particular time. This might prevent the Fund from closing an option on a futures contract, which could require the Fund to make daily margin payments in the event of adverse price movements. If the Fund cannot close out an option position, it may be required to exercise the option to realize any profit or the option may expire worthless.

When-Issued, Delayed-Delivery and To Be Announced Securities

The Fund may purchase when-issued, delayed-delivery and to-be announced (“TBA”) securities. In when-issued transactions, securities are bought or sold during the period between the announcement of an offering and the issuance and payment date of the securities. When securities are purchased on a delayed-delivery basis, the price of the securities is fixed at the time the commitment to purchase is made, but settlement may take place at a future date. TBA mortgage securities are mortgage pools where the issuer has defined and agreed to, in advance, the basic terms for investors, but has not yet specified the mortgage

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pools that will serve as collateral and will be delivered to the Fund.  Securities purchased for payment and delivery at a future date are subject to market fluctuation, and no interest accrues to the Fund until delivery and payment take place. By the time of delivery, such securities may be valued at less than the purchase price. At the time the Fund makes the commitment to purchase such securities, it will record the transaction and thereafter reflect the value each day of such securities in determining its net asset value. When securities are purchased on a when-issued basis or delayed delivery basis, a Fund must earmark or segregate 100% of the purchase price due on the settlement date in liquid assets to pay for the purchase, and until acquisition, a Fund will not earn any interest in the security it purchased. On delivery dates for such transactions, a Fund will meet its obligations from maturities or sales of the securities that are segregated and/or from the segregated cash. If a Fund sells such a security before the security has been delivered, the Adviser will instruct the Fund’s custodian to use the earmarked or segregated assets to cover the security to satisfy the Fund’s delivery obligations.

In order to provide sufficient cover for its TBA obligations, a Fund will either earmark or segregate cash or liquid fund assets equal to or greater than 100% of the principal cost of the mortgage-backed securities until settlement date, or post collateral in an account with its custodian to secure its obligations to its counterparty in respect of 100% of the principal cost. In the case of TBA transactions where open buys are offset by open sales, the amount of the buy transactions requiring segregation may be reduced by the value of the open sale transactions.

Swap Agreements

The Fund may invest in swap agreements, which are derivatives that may be used to offset credit, interest rate, market, or other risks. The counterparty to any swap agreement must meet credit guidelines as determined by the Adviser.

The use of swaps is a highly specialized activity that involves investment techniques, costs, and risks (particularly correlation risk) different from those associated with ordinary portfolio securities transactions.  If the Adviser is incorrect in its forecasts of market variables, the investment performance of the Fund may be less favorable than it would have been if this investment technique were not used.

Credit default swaps are one type of swap agreement that the Fund may invest in. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer makes regular fixed payments in return for a contingent payment by the seller upon either (i) the occurrence of an observable credit event that affects the issuer of a specified bond or (ii) a change in the credit spread of a specified bond. The contingent payment may compensate the protection buyer for losses suffered as a result of the credit event. If, however, the protection seller defaults on its obligation to make the payment, the Fund would bear the losses resulting from the credit event.

To the extent a Fund sells or writes credit default swaps, the Fund will earmark or segregate cash or assets determined to be liquid by the Fund, or enter into offsetting positions, with a value at least equal to the full notional amount of the reference asset(s) that underlies the contract.

To the extent a Fund purchases credit default swaps, the Fund will earmark or segregate cash or assets determined to be liquid by the Fund, or enter into offsetting positions, with a value at least equal to 100% of the Fund’s potential exposure under the swap agreement (including the amount of payments due under the swap, any termination fee and either the referenced security or an amount equal to its market value).

Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Segregation of liquid assets, however, will not limit the Fund’s exposure to loss. To maintain this required margin, the Fund may also have to sell portfolio securities at disadvantageous prices, and the earmarking of liquid assets will have the effect of limiting the Fund’s ability to otherwise invest those assets in other securities or instruments. The use of credit default swaps could result in losses to the Fund if the Adviser fails to correctly evaluate the creditworthiness of the issuer of the referenced debt obligation.

Forward Foreign Currency Contracts

Since investments in securities of issuers domiciled in foreign countries usually involve currencies of the foreign countries, and since the Fund may temporarily hold funds in foreign currencies during the completion of investment programs, the value of the assets of the Fund as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. For example, if the value of the foreign currency in which a security is denominated increases or decreases in relation to the value of the U.S. dollar, the value of the security in U.S. dollars will increase or decrease correspondingly. The Fund will conduct its foreign currency exchange transactions either on a spot (i.e., cash) basis at the current rate prevailing in the foreign exchange market, or by entering into forward contracts to purchase or sell foreign currencies.

A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks)

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and between the currency traders and their customers. A forward foreign currency contract generally has no deposit requirement, and no commissions are charged at any stage for trades.

The Fund may enter into forward foreign currency contracts for two reasons. First, the Fund may desire to preserve the U.S. dollar price of a security when it enters into a contract for the purchase or sale of a security denominated in a foreign currency. The Fund may be able to protect itself against possible losses resulting from changes in the relationship between the U.S. dollar and foreign currencies during the period between the date the security is purchased or sold and the date on which payment is made or received by entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of the foreign currency involved in the underlying security transactions.

Second, the Fund may have exposure to a particular foreign currency from the Fund’s portfolio securities, and the Adviser may anticipate a substantial decline in the value of that currency against the U.S. dollar. Similarly, the Fund may have exposure to a particular currency because of an overweight allocation to that currency in comparison to the Fund’s benchmark. The precise matching of the forward foreign currency contract amounts and the value of the portfolio securities involved will not generally be possible since the future value of the securities will change as a consequence of market movements between the date the forward contract is entered into and the date it matures. The projection of currency market movement is difficult, and the successful execution of this hedging strategy is uncertain. Although forward foreign currency contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain which might result should the value of such currency increase.

In general, a Fund covers its daily obligation requirements for outstanding forward foreign currency contracts by earmarking or segregating liquid portfolio securities, financial instruments or foreign currencies. To the extent that a Fund is not able to cover its cash-settled forward currency positions with such underlying assets, the Fund earmarks or segregates cash equal to its daily marked-to-market net obligation under the forward currency contract. To the extent that a Fund is not able to cover forward currency positions that may be physically settled, the Fund earmarks or segregates cash equal to the difference between the purchase price due on the settlement date and any partial cover held by the Fund.  If the value of the securities used to cover a position or the value of earmarked or segregated assets declines, a Fund will find alternative cover or earmark or segregate additional cash or other liquid assets on a daily basis so that the value of the earmarked or segregated assets will be equal to the amount of such Fund’s commitments with respect to such contracts.

Investment Company Securities

The Fund may invest in the securities of other investment companies, such as other mutual funds, exchange-traded funds (“ETFs”) or closed-end funds, subject to the restrictions and limitations of the Investment Company Act of 1940, as amended (the “1940 Act”).  With certain exceptions, such provisions generally permit the Fund to invest up to 5% of its assets in another investment company, up to 10% of its assets in investment companies generally and to hold up to 3% of the shares of another investment company. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Fund) in excess of these limits. The Fund may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the conditions specified in such orders. In accordance with Section 12(d)(1)(F)(i) of the 1940 Act, the Fund may also invest in ETFs that have not received such exemptive orders and in other investment companies in excess of these limits, as long as the Fund (and all of its affiliated persons, including the Adviser) do not acquire more than 3% of the total outstanding stock of such ETF or other investment company, unless otherwise permitted to do so pursuant to permission granted by the SEC. If the Fund seeks to redeem shares of an ETF or investment company purchased in reliance on Section 12(d)(1)(F), the ETF is not obligated to redeem an amount exceeding 1% of the ETF’s outstanding shares during a period of less than 30 days.

Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but the total return on such investments at the investment company-level may be reduced by the operating expenses and fees of such other investment companies, including advisory fees, which are in addition to the Fund’s own expenses.

Secondary market trading prices of shares of closed-end funds should be expected to fluctuate and such prices may be higher or lower than the net asset value (“NAV”) of a closed-end fund’s portfolio holdings. There can be no guarantee that shares of a closed-end fund held by the Fund will not trade at a persistent and ongoing discount. Nor can there be any guarantee that an active market in shares of closed-end funds held by the Fund will exist. The Fund may not be able to sell closed-end fund shares at a price equal to the NAV of the closed-end fund.

ETFs are investment companies whose securities may be bought and sold on a national securities exchange. Most ETFs are designed to track a particular market segment or index. The risks of owning an ETF generally reflect the risks of owning the underlying market segment or index it is designed to track. Lack of liquidity in an ETF, however, could result in it being more volatile than the underlying portfolio of securities. In addition, the Fund will incur expenses in connection with investing in ETFs that may increase the cost of investing in the ETF versus the cost of directly owning the securities in the ETF.

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Short Sales

Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, a broker retains the proceeds the seller receives from the sale until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

Short sales expose the Fund to the risk that it will be required to acquire, cover or exchange securities to replace the borrowed securities (also known as “covering” the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund. If a Fund makes a short sale, it must earmark or segregate assets, equal to no less than 100% of the market value of the securities sold short, determined to be liquid by the Adviser. However, the amount of segregated assets may be reduced by the cash or securities of the Fund on deposit as collateral in connection with the short sale (in either the broker-posted margin account or a third-party account on behalf of the broker), except that the amount of segregated assets may not be reduced by the proceeds from the short sale.

Short-Term Instruments

The Fund may invest in short-term instruments, including money market instruments, on an ongoing basis to provide liquidity or for other reasons. Money market instruments are generally short-term investments that may include but are not limited to: (i) short-term obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (including government-sponsored enterprises); (ii) negotiable certificates of deposit, bankers’ acceptances, fixed time deposits and other obligations of U.S. and foreign banks (including foreign branches) and similar instruments; (iii) commercial paper; (iv) repurchase agreements; (v) short-term U.S. dollar-denominated obligations of foreign banks (including U.S. branches) that, in the opinion of the Adviser, are of comparable quality to obligations of U.S. banks that may be purchased by the Fund; and (vi) money market funds.  Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

NON-PRINCIPAL INVESTMENT POLICIES AND RISKS

Inverse Floating Rate Debt Instruments

The Fund may invest in inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floating rate security may exhibit greater price volatility than a fixed rate obligation of similar credit quality.

Foreign Money Market Instruments

The Fund may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks. The Federal Deposit Insurance Corporation (“FDIC”) does not insure such obligations. Foreign and domestic bank reserve requirements may differ. Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be affected by governmental action in the country of domicile of the branch (generally referred to as “sovereign risk”). Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest. In addition, evidence of ownership of portfolio securities may be held outside of the United States, and the Fund may be subject to the risks associated with the holding of such property overseas.

Temporary Defensive Positions

For temporary defensive purposes — which may include a lack of adequate purchase candidates or an unfavorable market environment — the Fund may invest in cash or cash equivalents. Cash equivalents include instruments such as, but not limited to, U.S. government and agency obligations, certificates of deposit, banker’s acceptances, time deposits, commercial paper, short-term corporate debt securities, and repurchase agreements. The Fund’s investments in temporary defensive positions are generally not insured by the Federal Deposit Insurance Corporation, even though a bank may be the issuer.

Certificates of Deposit

The Fund may invest in certificates of deposit issued against funds deposited in a bank or savings and loan association. Such certificates are for a definite period of time, earn a specified rate of return, and are normally negotiable. If such certificates of deposit are non-negotiable, they will be considered illiquid securities and be subject to the Fund’s 15% restriction on investments in illiquid securities. Pursuant to the certificate of deposit, the issuer agrees to pay the amount deposited plus interest to the bearer of the certificate on the date specified thereon. Under current FDIC regulations, the maximum insurance

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payable as to any one certificate of deposit is $250,000; therefore, certificates of deposit purchased by the Fund may not be fully insured.

Bankers’ Acceptances

The Fund may invest in bankers’ acceptances, which are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

Bank Time Deposits

The Fund may invest in bank time deposits, which are monies kept on deposit with banks or savings and loan associations for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced.

Commercial Paper

The Fund may invest in commercial paper, which are short-term unsecured promissory notes, including variable rate master demand notes issued by corporations to finance their current operations. Master demand notes are direct lending arrangements between a Fund and a corporation. There is no secondary market for the notes. However, they are redeemable by the Fund at any time. The portfolio manager will consider the financial condition of the corporation (e.g., earning power, cash flow and other liquidity ratios) and will continuously monitor the corporation’s ability to meet all of its financial obligations, because the Fund’s liquidity might be impaired if the corporation were unable to pay principal and interest on demand.

Illiquid Securities

The Fund may not purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities.  The Adviser will monitor the amount of illiquid securities in the Fund, under the supervision of the Board, to ensure compliance with the Fund’s investment restrictions.

Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities that are otherwise not readily marketable, and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placement or restricted securities and are purchased directly from the issuer or in the secondary market.  Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation.  Limitations on resale may have an adverse effect on the marketability of the securities, and the Fund might be unable to sell restricted or other illiquid securities promptly or at reasonable prices.

Notwithstanding the above, the Fund may purchase securities which, while privately placed, are eligible for purchase and sale under Rule 144A under the Securities Act.  This rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the Securities Act.  If the Board determines, based upon a continuing review of Rule 144A securities, that they are liquid, they will not be subject to the 15% limit on illiquid investments.  The Board has adopted guidelines as part of the Valuation Procedures and delegated to the Adviser the daily function of determining the liquidity of restricted securities.  The Board retains sufficient oversight and is ultimately responsible for the determinations.

Restricted securities will be priced at fair value as determined in accordance with procedures prescribed by the Board.

Reverse Repurchase Agreements

Under a reverse repurchase agreement, the Fund sells portfolio securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income expected to be earned on the obligation in which the Fund plans to invest the proceeds exceeds the amount the Fund will pay in interest to the other party to the agreement plus all costs associated with the transaction. The Fund does not intend to borrow for leverage purposes. The Fund is only permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements, and then only in an amount up to 33 1/3% of the value of its total assets.

During the time a reverse repurchase agreement is outstanding, and the agreement has a specified repurchase price, a Fund will earmark or segregate liquid assets at least equal in value to the Fund’s obligations under the reverse repurchase agreement (inclusive of interest charges).

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During the time a reverse repurchase agreement is outstanding, and the agreement does not have a specified repurchase price, a Fund will earmark or segregate liquid assets at least equal in value to the proceeds received by the Fund on any sale subject to repurchase (plus accrued interest).

The Fund’s use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers that the Adviser believes present minimal credit risks under guidelines adopted by the Board.

Lending Portfolio Securities

A Fund may lend portfolio securities to certain financial institutions and broker/dealers, provided the aggregate value of the securities loaned by a Fund will not exceed 33 1/3% of its total assets.

Each such loan must be secured continuously in the form of cash or securities issued or guaranteed by the U.S. Government. Unless market practice otherwise permits, the collateral for each loan will include cash or cash-equivalent collateral of at least (i) 100% for U.S. government securities (including securities issued by U.S. agencies and instrumentalities), sovereign debt issued by non-U.S. governments, and non-U.S. corporate debt securities, (ii) 102% for U.S. equity securities and U.S. corporate debt securities, and (iii) 105% for non-U.S. equity securities, which, in each case, is marked to market on a daily basis.  A Fund that has made a loan must be able to terminate the loan upon notice at any time, subject to the normal settlement period for the applicable security. Each Fund will seek to exercise its right to terminate a securities loan in order to preserve its right to vote upon matters of importance affecting holders of the securities, including responsible investment matters.

The advantage of such loans is that a Fund continues to receive the equivalent of the interest earned or dividends paid by the issuers on the loaned securities while at the same time earning interest on the cash or equivalent collateral, which may be invested in accordance with the Fund’s investment objective, policies and restrictions.

Securities loans are usually made to broker-dealers and other financial institutions to facilitate their delivery of such securities. As with any extension of credit, there may be risks of delay in recovery and possibly loss of rights in the loaned securities should the borrower of the loaned securities fail financially. However, a Fund will make loans of its portfolio securities only to those firms the Adviser deems creditworthy and only on terms the Adviser believes should compensate for such risk. On termination of the loan, the borrower is obligated to return the securities to the Fund. The Fund will recognize any gain or loss in the market value of the securities during the loan period. The Fund may pay reasonable custodial fees in connection with the loan.

Real Estate Investment Trusts

The Fund may invest in investments related to real estate, including real estate investment trusts (“REITs”).  Risks associated with investments in securities of companies in the real estate industry include: decline in the value of real estate; risks related to general and local economic conditions; overbuilding and increased competition; increases in property taxes and operating expenses; changes in zoning laws; casualty or condemnation losses; variations in rental income; changes in the value of neighborhoods; the appeal of properties to tenants; and increases in interest rates.  In addition, equity REITs, which own real estate properties, may be affected by changes in the values of the underlying property owned by the REITs, while mortgage REITs, which make construction, development and long-term mortgage loans, may be affected by the quality of credit extended. REITs are dependent upon management skills, may not be diversified, and are subject to the risks of financing projects.  REITs are also subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain exemption from the Investment Company Act of 1940, as amended (the “1940 Act”).  If an issuer of debt securities collateralized by real estate defaults, REITs could end up holding the underlying real estate. REITs also have expenses themselves that are ultimately paid by the shareholder.

Leverage

To the extent that the Fund makes purchases of securities where borrowing exceeds 5% of the Fund’s total assets, the Fund may engage in transactions which create leverage. In leveraged transactions, borrowing magnifies the potential for gain or loss on the Fund’s portfolio securities and therefore, if employed, increases the possibility of fluctuation in the Fund’s net asset value (“NAV”).

The Fund’s use of leverage is premised generally upon the expectation that the Fund will achieve a greater return on its investments with the proceeds from the borrowed funds than the additional costs the Fund incurs as a result of such leverage. If the income or capital appreciation from the securities purchased with borrowed funds is not sufficient to cover the cost of leverage or if the Fund incurs capital losses, the return of the Fund will be less than if leverage had not been used.  The Adviser

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may determine to maintain the Fund’s leveraged position if it expects that the long-term benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

Leverage creates risks which may adversely affect the return for shareholders, including:

·

fluctuations in interest rates on borrowings and short-term debt; and

·

the potential for a decline in the value of an investment acquired with borrowed funds, while the Fund’s obligations under such borrowing remain fixed.  If interest rates rise or if the Fund otherwise incurs losses on its investments, the Fund’s NAV attributable to its shares will reflect the resulting decline in the value of its portfolio holdings.

Capital raised through borrowing will be subject to dividend payments or interest costs that may or may not exceed the income and appreciation on the assets purchased.  The Fund also may be required to maintain minimum average balances in connection with borrowings or to pay a commitment or other fee to maintain a line of credit; either of these requirements will increase the cost of borrowing over the stated interest rate. Certain types of borrowings may result in the Fund being subject to covenants in credit agreements, including those relating to asset coverage, borrowing base and portfolio composition requirements and additional covenants that may affect the Fund’s ability to pay dividends and distributions on its shares in certain instances.  The Fund may also be required to pledge its assets to lenders in connection with certain types of borrowing.  The Adviser does not anticipate that these covenants or restrictions will adversely affect its ability to manage the Fund’s portfolio in accordance with the Fund’s investment objective and policies.  These covenants or restrictions may also force the Fund to liquidate investments at times and at prices that are not favorable to the Fund, or to forgo investments that the Adviser otherwise views as favorable.

To reduce its borrowings, the Fund might be required to sell securities at a time when it would be disadvantageous to do so.  In addition, because interest on money borrowed is a Fund expense that it would not otherwise incur, the Fund may have less net investment income during periods when its borrowings are substantial.  The interest paid by the Fund on borrowings may be more or less than the yield on the securities purchased with borrowed funds, depending on prevailing market conditions.

To reduce the risks of borrowing, the Fund will limit its borrowings as described in the “Investment Restrictions” section.

ADDITIONAL RISK DISCLOSURE

Financial Markets Risk

Over the past several years, the U.S. and other countries have experienced significant disruptions to their financial markets impacting the liquidity and volatility of securities generally, including securities in which the Fund may invest. While certain recent economic indicators have shown modest improvements in the capital markets, these indicators could worsen. During periods of extreme market volatility, prices of securities held by the Fund may be negatively impacted due to imbalances between market participants seeking to sell the same or similar securities and market participants willing or able to buy such securities.  As a result, the market prices of securities held by the Fund could go down, at times without regard to the financial condition of or specific events impacting the issuer of the security.

Reduced liquidity in credit and fixed-income markets may continue to negatively impact issuers worldwide. Illiquidity in these markets may reduce the amount of credit available to purchasers of raw materials, goods, and services, which may, in turn, place downward pressure on the prices of economic staples. It may also result in issuers facing increased difficulty obtaining financing and, ultimately, a decline in their stock prices. These events and the potential for continuing market turbulence may have an adverse effect on the Fund.  The Adviser generally will take these and other economic conditions into consideration when making investment decisions for the Fund and will seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that the Adviser will be successful in doing so.

Cybersecurity Risk

With the increased use of technologies by Fund service providers, such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. In general, cyber incidents can result from deliberate attacks or unintentional events. Cyber attacks include, but are not limited to, gaining unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) for purposes of misappropriating assets or sensitive information, corrupting data, or causing operational disruption. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users). Cyber security failures or breaches by the Fund’s investment adviser or administrator, principal underwriter and other service providers (including, but not limited to, the custodian or transfer agent), and the issuers of securities in which the Fund invests, have the ability to cause disruptions and impact business operations potentially resulting in financial losses, interference with the Fund’s ability to calculate its NAV, impediments to trading, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional compliance costs. In addition, substantial costs may be incurred in order to prevent any cyber incidents in the future.  While various Fund service providers have established business continuity plans and risk management

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systems intended to identify and mitigate cyber attacks, there are inherent limitations in such plans and systems including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cyber security plans and systems put in place by service providers to the Fund and issuers in which the Fund invests. The Fund and its shareholders could be negatively impacted as a result.

Operational Risk

The Fund’s service providers, including the investment adviser, may experience disruptions or operating errors that could negatively impact the Fund. While service providers are expected to have appropriate operational risk management policies and procedures, their methods of operational risk management may differ from the Fund’s in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. It also is not possible for Fund service providers to identify all of the operational risks that may affect the Fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

Borrowing for Temporary Purposes

The Fund may borrow for temporary purposes (to finance the purchase or sale of securities for prompt delivery or finance the redemption of shares). The Fund’s ability to borrow is subject to its terms and conditions of its credit arrangements, which in some cases may limit the Fund’s ability to borrow under the arrangements. The Fund is limited on how much it may borrow under the credit arrangements. The rights of the lender to receive payments of interest and repayments of principal of any borrowings made by the Fund under the credit arrangements are senior to the rights of holders of shares, with respect to the payment of dividends or upon liquidation. In the event of a default under a credit arrangement, the lender may have the right to cause a liquidation of Fund assets and, if any such default is not cured, the lender may be able to control the liquidation as well. Credit arrangements are subject to annual renewal, which cannot be assured. If the Fund does not have the ability to borrow for temporary purposes, it may be required to sell securities at inopportune times to meet short-term liquidity needs. Because the Fund is a party to joint credit arrangements, it may be unable to borrow some or all of its requested amounts at any particular time. Borrowings involve additional expense to the Fund.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

The Fund has adopted the following fundamental investment restrictions. These restrictions may not be changed without the approval of the holders of a majority of the outstanding shares of the Fund as defined in the Investment Company Act of 1940 (the “1940 Act”), as amended.

1.

The Fund may not concentrate investments in the securities of issuers primarily engaged in any particular industry or group of industries (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby).

2.

The Fund may not issue senior securities or borrow money, except from banks and through reverse repurchase agreements in an amount up to 33 1/3% of the value of the Fund’s total assets (including the amount borrowed).

3.

The Fund may not underwrite the securities of other issuers, except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

4.

The Fund may not invest directly in commodities or real estate, although the Fund may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate or real estate mortgages and provided that the Fund may purchase or sell stock index futures, foreign currency futures, interest rate futures and options thereon.

5.

The Fund may not lend any security or make any loan, including engaging in repurchase agreements, if, as a result, more than 33 1/3% of the Fund’s total assets would be loaned to other parties, except through the purchase of debt securities or other debt instruments.

Under current law, a diversified investment company, with respect to 75% of its total assets, can invest no more than 5% of its total assets in the securities of any one issuer and may not acquire more than 10% of the voting securities of any issuer.

Under the interpretation of the Securities and Exchange Commission (“SEC”) staff, “concentrate” means to invest 25% or more of total assets in the securities of issuers primarily engaged in any one industry or group of industries. With respect to Fundamental Investment Restriction (1) regarding concentration, to the extent that the income from a municipal bond is derived from a specific project, the securities will be deemed to be from the industry of that project.

Under current law, the Fund may underwrite securities only in compliance with the conditions of Sections 10(f) and 12(c) of the 1940 Act and the rules thereunder wherein the Fund may underwrite securities to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act in selling a portfolio security.

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Nonfundamental Investment Restrictions

The Board of Trustees for the Fund has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

1.

The Fund will invest, under normal circumstances, at least 80% of its assets (including borrowings for investment purposes) in bonds.

2.

The Fund will not make any purchases of securities if borrowing exceeds 15% of total assets.

3.

The Fund may not purchase illiquid securities if more than 15% of the value of the Fund’s net assets would be invested in such securities.

4.

With respect to Fundamental Investment Restriction (2) regarding borrowing, the Fund will aggregate borrowings and reverse repurchase agreements when applying the 33 1/3% limitation.  In order to secure any permitted borrowings and reverse repurchase agreements, the Fund may only pledge, mortgage or hypothecate assets up to 33 1/3% of the value of the Fund’s total assets.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a requirement with respect to the percentage of assets that may be invested in any security or other asset, or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the acquisition by the Fund of such security or asset. Accordingly, unless otherwise noted, any later increase or decrease resulting from a change in values, assets or other circumstances or any subsequent rating change made by a rating service (or as determined by the investment adviser if the security is not rated by a rating agency), will not compel the Fund to dispose of such security or other asset. However, the Fund must always be in compliance with the borrowing policy and limitation on investing in illiquid securities set forth above. If a sale of securities is required to comply with the 15% limit on illiquid securities, such sales will be made in an orderly manner with consideration of the best interests of shareholders.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  If for any reason the Fund should fail to qualify, it would be taxed as a corporation at the Fund level, rather than passing through its income and gains to shareholders.

Distributions of realized net capital gains, if any, are normally paid once a year; however, the Fund does not intend to make any such distributions unless available capital loss carryforwards, if any, have been used or have expired.

Some of the Fund’s dividends might be derived from interest on U.S. government obligations. Many states do not tax this portion of the Fund’s dividends. State law varies considerably concerning the tax status of dividends derived from U.S. government obligations. Shareholders should consult their tax advisers about the tax status of dividends and distributions from the Fund in their respective jurisdictions.

The Fund is required to withhold 28% of any reportable dividends and long-term capital gain distributions paid and 28% of each reportable redemption transaction occurring in the Fund, if: (a) the shareholder’s social security number or other taxpayer identification number (“TIN”) is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder’s correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens, certain foreign partnerships and foreign corporations are generally not subject to either requirement but may instead be subject to withholding under sections 1441 or 1442 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

In addition, the Fund is required to report to the Internal Revenue Service the following information with respect to each redemption transaction occurring: (a) the shareholder’s name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; (c) the Fund’s identifying CUSIP number; and (d) cost basis information for shares acquired on or after January 1, 2012.

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SAI dated April 13, 2017

NET ASSET VALUE

The public offering price of the shares of the Fund is the respective NAV per share (plus, for Class A shares, the applicable sales charge). The Fund’s NAV per share is determined by dividing the total net assets (the value of its assets net of liabilities, including accrued expenses and fees) by the number of shares outstanding for each class. The NAV fluctuates based on the market value of the Fund’s investments. The NAV per share of the Fund is determined as of the close of each business day, which generally coincides with the closing of the regular session of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If trading on the NYSE is halted for the day before 4:00 p.m. Eastern Time, the Fund's NAV generally will still be determined as of the close of regular trading on the NYSE. The Fund is open for business each day the NYSE is open. The Fund does not determine NAV on certain national holidays or other days on which the NYSE is closed: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. In calculating NAV, the Fund follows standard industry practice by recording security transactions and their valuations on the business day following the security transaction trade date.  This practice is known as “trade date plus one” or “T + 1 accounting”.  Thus, changes in holdings of portfolio securities are reflected in the first calculation of NAV on the first business day following the trade date, as permitted by applicable law. Security transactions for money market instruments are recorded on the trade date.

CALCULATION OF PERFORMANCE

Average annual total return before deduction of taxes (“pre-tax return”) is determined by multiplying a hypothetical initial purchase order of $1,000 by the average annual compound rate of return (including capital appreciation/depreciation, and distributions paid and reinvested) for the stated period and annualizing the result. The calculation assumes (i) that all distributions are reinvested at net asset value on the reinvestment dates during the period, (ii) the deduction of the maximum of any initial sales charge from the initial $1,000 purchase, (iii) a complete redemption of the investment at the end of the period, and (iv) the deduction of any applicable CDSC at the end of the period.

Average annual total return after the deduction of taxes on distributions is calculated in the same manner as pre-tax return except the calculation assumes that any federal income taxes due on distributions are deducted from the distributions before they are reinvested. Average annual total return after the deduction of taxes on distributions and taxes on redemption also is calculated in the same manner as pre-tax return except the calculation assumes that (i) any federal income taxes due on distributions are deducted from the distributions before they are reinvested and (ii) any federal income taxes due upon redemption are deducted at the end of the period. After-tax returns are based on the highest federal income tax rates in effect for individual taxpayers as of the time of each assumed distribution and redemption (taking into account their tax character), and do not reflect the impact of state and local taxes. In calculating after-tax returns, the net value of any federal income tax credits available to shareholders is applied to reduce federal income taxes payable on distributions at or near year-end and, to the extent the net value of such credits exceeds such distributions, is then assumed to be reinvested in additional Fund shares at net asset value on the last day of the fiscal year in which the credit was generated or, in the case of certain tax credits, on the date on which the year-end distribution is paid.  See the Prospectus for the Fund’s standardized (with maximum load) performance results for the periods ended December 31, 2016.  Average annual total returns (before the deduction of taxes) without maximum load for Class A and Class C shares for the periods ended December 31, 2016 , are as follows:

	Class A Total Return Without Maximum Load	Class C Total Return Without CDSC
One Year	6.24%	5.45%
Five Years	N/A	N/A
Ten Years	N/A	N/A
From Inception *	3.42%	2.66%

*

 September 30, 2014

In addition to the foregoing total return figures, each Fund may provide pre-tax and after-tax annual and cumulative total return, as well as the ending redeemable cash value of a hypothetical investment. If shares are subject to a sales charge, total return figures may be calculated based on reduced sales charges or at net asset value. These returns would be lower if the full sales charge was imposed. After-tax returns may also be calculated using different tax rate assumptions and taking into account state and local income taxes as well as federal taxes.

Yield is computed pursuant to a standardized formula by dividing the net investment income per share earned during a recent thirty-day period by the maximum offering price (including the maximum of any initial sales charge) per share on the last day of the period and annualizing the resulting figure. Net investment income per share is calculated from the yields to maturity of all debt obligations held based on prescribed methods, reduced by accrued expenses for the period with the resulting number being divided by the average daily number of shares outstanding and entitled to receive distributions during the period. Yield figures do

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SAI dated April 13, 2017

not reflect the deduction of any applicable CDSC, but assume the maximum of any initial sales charge. Actual yield may be affected by variations in sales charges on investments.

PURCHASE AND REDEMPTION OF SHARES

The Fund has authorized one or more broker/dealers to receive on its behalf purchase and redemption orders.  Such broker/dealers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.  The Fund will be deemed to have received a purchase or redemption order when an authorized broker/dealer, or if applicable, a broker/dealer’s authorized designee, receives the order in good order.  The customer orders will be priced at the Fund’s NAV next computed after they are received by an authorized broker/dealer or the broker/dealer’s authorized designee.

The Fund has no arrangement with any person to permit frequent purchases and redemptions of Fund shares.

The Fund does not issue share certificates. Shares are electronically recorded.

The Fund has filed a notice of election with the SEC pursuant to Rule 18f-1 under the 1940 Act.  The notice states that the Fund may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the NAV of the Fund, whichever is less, by redemptions-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash.)  The notice of election is irrevocable while Rule 18f-1 is in effect unless the Commission permits the withdrawal of such notice.

See the prospectus for additional details on purchases and redemptions.

TRUSTEES AND OFFICERS

The Board of Trustees supervises the Fund’s activities and reviews its contracts with companies that provide it with services.  Business information about the Trustees and Officers as well as information regarding the experience, qualifications, attributes and skills of the Trustees is provided below.  Independent Trustees refers to those Trustees who are not “interested persons” as that term is defined in the 1940 Act and the rules thereunder.

Name and Year of Birth	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships During the Past Five Years
Independent Trustees
RICHARD L. BAIRD, JR. 1948	Trustee	1980	Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services and community preventive health programs.	37	None
ALICE GRESHAM BULLOCK 1950	Chair and Trustee	2016	Professor at Howard University School of Law (retired June 2016). She is former Dean of Howard University School of Law (1996-2002) and Deputy Director of the Association of American Law Schools (1992-1994).	37	None
CARI M. DOMINGUEZ 1949	Trustee	2016	Former Chair of the U.S. Equal Employment Opportunity Commission.	37	Manpower, Inc. (employment agency) Triple S Management Corporation (managed care) National Association of Corporate Directors
JOHN G. GUFFEY, JR. 1948	Trustee	1982	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997).	37	Ariel Funds (3) (asset management) (through 12/31/11) Calvert Social Investment Foundation Calvert Ventures, LLC
MILES D. HARPER, III 1962	Trustee	2016	Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram)(November 1999-September 2014).	37	Bridgeway Funds (14) (asset management)

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SAI dated April 13, 2017

Name and Year of Birth	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years	# of Calvert Portfolios Overseen	Other Directorships During the Past Five Years
JOY V. JONES 1950	Trustee	2016	Attorney.	37	Conduit Street Restaurants SUD 2 Limited (restaurant) (dissolved 9/16) Palm Management Restaurant Corporation
ANTHONY A. WILLIAMS 1951	Trustee	2010	CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for McKenna Long & Aldridge LLP (now Dentons) (law firm) (September 2011 to present); Executive Director of Global Government Practice at the Corporate Executive Board (now Gartner Inc.) (global research and Advisory company) (January 2010 to January 2012); William H. Bloomberg Lecturer in Public Management at the Harvard Kennedy School (since 2009).	37

Freddie Mac

Evoq Properties / Meruelo Maddux Properties, Inc. (real estate management)

Weston Solutions, Inc. (environmental services)

Bipartisan Policy Center’s Debt Reduction Task Force

Chesapeake Bay Foundation

(independent conservation organization)

Catholic University of America

Urban Institute (research organization)

Interested Directors
JOHN H. STREUR* 1960	Trustee & President	2015

President and Chief Executive Officer of Calvert Research and Management (since December 31, 2016); President and Chief Executive Officer of Calvert Investments, Inc. ( January 2015-December 2016); Chief Compliance Officer of Calvert Investment Distributors, Inc. (August 2015-December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).

				37

Portfolio 21 Investments, Inc. (asset management)(through October 2014)

Managers Investment Group LLC (asset management)(through January 2012)

The Managers Funds (asset management) (through January 2012)

Managers AMG Funds (asset management) (through January 2012)

Calvert Social Investment Foundation

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SAI dated April 13, 2017

Principal Officers who are not Trustees

Name and Year of Birth	Position with Fund	Position Start Date	Principal Occupation During Last 5 Years
HOPE BROWN 1973	Chief Compliance Officer	2014

Chief Compliance Officer of 37 registered investment companies advised by CRM  (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014). Vice President and Senior Compliance Officer, Wilmington Trust Investment Advisors, Inc. (2010-2012).

MAUREEN A. GEMMA 1960	Secretary and Vice President	2016

Vice President of CRM and officer of 37 registered investment companies advised by CRM.  Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

JAMES F. KIRCHNER 1967	Treasurer	2016

Vice President of CRM and officer of 37 registered investment companies advised by CRM.  Also Vice President of Eaton Vance Management (“EVM”) and certain of its affiliates and officer of 175 registered investment companies advised or administered by EVM.

* Mr. Streur is an interested person of the Fund because of his positions with the Fund’s Adviser and certain affiliates.

The address of the Trustees and Ms. Brown is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. The address of Ms. Gemma and Mr. Kirchner is Two International Place, Boston, Massachusetts 02110. As of March 31, 2017 , Trustees and Officers of the Fund as a group own less than 1% of the Fund’s outstanding shares.

Trustees’ Ownership of Fund Shares

The Trustees owned shares in the Fund and in all other Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2016 :

Name of Trustee	Dollar Range of Equity Securities Beneficially Owned in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in the Calvert Family of Funds
Independent Trustees
Richard L. Baird, Jr.	None	Over $100,000
Alice Gresham Bullock(1)	None	None
Cari M. Dominguez(1)	None	$10,001 - $50,000
John G. Guffey, Jr.	None	Over $100,000
Miles D. Harper, III(1)	None	Over $100,000
Joy V. Jones(1)	None	Over $100,000
Anthony A. Williams	None	None
Interested Trustee
John H. Streur	None	Over $100,000
(1) Mmes. Bullock, Dominguez, Jones and Mr. Harper began serving as Trustees of the Trust effective December 23, 2016.

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SAI dated April 13, 2017

Trustee Compensation Table

The following table shows (i) the aggregate compensation, including pension and retirement benefits, paid to each Trustee by the Fund for its most recent fiscal year ended December 31, 2016 ; and (ii) the total compensation received by each Trustee from the Calvert fund complex for calendar year 2015. (A Board member who is a member of the Adviser’s organization receives no compensation from the Trust.)

Source of Compensation	Richard L. Baird, Jr.	Alice Gresham Bullock	Cari M. Dominguez	John G. Guffey, Jr.	Miles D. Harper, III	Joy V. Jones	Anthony A. Williams
Trust(2)	$1,746	$1,867	$1,671	$1,555 (3)	$1,739	$1,739	$1,648
Trust and Fund Complex(1)	$157,051	$95,000 (4)	$85,000	$138,529	$77,968	$78,471 (5)	$85,000 (6)

(1)

As of May 1, 2017, the Calvert fund complex consists of 37 registered investment companies.   Mmes. Bullock and Dominguez and Mr. Williams began serving as Trustees of the Trust effective December 23, 2016, and thus the compensation figures listed for the Trust and Trust and Fund Complex are estimated based on amounts each would have received if they had been Trustees for the full fiscal year ended December 31, 2016 and for the full calendar year ended December 31, 2016.

(2)

The Trust consisted of 2 Funds as of December 31, 2016.

(3)

Includes $155 of deferred compensation.

(4)

Includes $9,500 of deferred compensation.

(5)

Includes $57,525 of deferred compensation.

(6)

Includes $8,500 of deferred compensation ..

Board Structure

The Board has appointed a noninterested Trustee to serve in the role of Chairperson. The Chairperson’s primary role is to participate in the preparation of the agenda for meetings of the Board and the identification of information to be presented to the Board with respect to matters to be acted upon by the Board. The Chairperson also presides at all meetings of the Board and acts as a liaison with service providers, officers, attorneys, and other Board members generally between meetings. The Chairperson may perform such other functions as may be requested by the Board from time to time. Ms. Gresham Bullock serves as Chair of the Board as an “independent” Board member.

The Fund’s Audit Committee approves and recommends to their respective Boards the approval of independent public accountants to conduct the annual audit of the Fund’s financial statements; reviews with the independent public accountants the outline, scope, and results of the Fund’s annual audit; and reviews the performance of, and fees charged by, the independent public accountants for professional services.  In addition, the Audit Committees meet with the Fund’s independent public accountants and representatives of Fund management, as applicable, to review accounting activities and areas of financial reporting and control. The following individuals are members of the Board’s Audit Committee: Messrs. Baird, Guffey, Harper, and Williams, and Mses. Gresham Bullock, Dominguez, and Jones.  Mr. Harper has been designated as the Audit Committee Financial Expert.

The Governance Committee of the Fund addresses matters of fund governance, including policies on Trustee compensation and on Board and committee structure and responsibilities. The functions of the Governance Committee of each Board also include those of a Nominating Committee -- e.g., the initiation and consideration of nominations for the appointment or election of independent Trustees of the Boards, as applicable.  When identifying and evaluating prospective nominees for vacancies on the Board, the Committee reviews all recommendations in the same manner, including those received from shareholders.  The Committee determines if the prospective nominee meets the specific qualifications set forth in the Committee’s charter, and any other qualifications deemed to be important by the Committee.

The Board believes that diversity is an important attribute of a well-functioning board. The Governance Committee is responsible for advising the Board upon request on matters of diversity, including race, gender, culture, thought, and geography; and for recommending, as necessary, measures contributing to a Board that, as a whole, reflects a range of viewpoints, backgrounds, skills, experience, and expertise.  In the process of searching for qualified persons to serve on the Board, the Committee strives for the inclusion of diverse groups, knowledge, and viewpoints. To accomplish this, the Committee may retain an executive search firm to help meet the Committee’s diversity objective as well as form alliances with organizations representing the interests of women and minorities. In connection with its efforts to create and maintain a diverse Board, the Committee may: (i) develop recruitment protocols that seek to include diverse candidates in any director/trustee search. These protocols should take into account that qualified, but often overlooked, candidates may be found in a broad array of organizations, including academic institutions, privately held businesses, nonprofit organizations, and trade associations, in addition to the traditionally recognized

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candidate pool of public company directors and officers; (ii) strive to use the current network of organizations and trade groups that may help identify diverse candidates; and (iii) periodically review director/trustee recruitment and selection protocols so that diversity remains a component of any director/trustee search.  The Committee shall, as it deems appropriate, periodically review Board composition to ensure that the Board reflects a balance of knowledge, experience, skills, expertise, and diversity, including racial and gender diversity, required for the Board to fulfill its duties.  The following individuals serve as members of the Consolidated Board’s Governance Committee: Messrs. Baird, Guffey, Harper, and Williams, and Mses. Gresham Bullock, Dominguez, and Jones.

Board Oversight of Risk

An integral part of the Board’s overall responsibility for overseeing the management and operations of the Fund is the Board’s oversight of the risk management of the Fund’s investment programs and business affairs.  The Fund is subject to a number of risks, such as investment risk, credit and counterparty risk, valuation risk, risk of operational failure or lack of business continuity, and legal, compliance and regulatory risk.  The Fund, the Adviser, and other service providers to the Fund have implemented various processes, procedures and controls intended to to identify and address risks to the Fund.  Different processes, procedures and controls are employed with respect to different types of risks.

The Board of Trustees exercises oversight of the risk management process primarily through the Audit Committee, and through oversight by the Board itself.  In addition to adopting, and periodically reviewing, policies and procedures designed to address risks to the Fund, the Board of Trustees requires management of the Adviser and the Fund, including the Funds’ Chief Compliance Officer (“CCO”), to report to the Board and the Committees of the Board on a variety of matters, including matters relating to risk management, at regular and special meetings. The Board and the Audit Committee receive regular reports from the Fund’s independent public accountants on internal control and financial reporting matters.  On at least a quarterly basis, the Independent Trustees meet with the Fund’s CCO, including outside the presence of management, to discuss issues related to compliance.  Furthermore, the Board receives a quarterly report from the Fund’s CCO regarding the operation of the compliance policies and procedures of the Fund and its primary service providers.  The Board also receives regular reports from the Adviser on the investments and securities trading of the Fund, including their investment performance and asset weightings compared to appropriate benchmarks, as well as reports regarding the valuation of the Fund’s securities.  The Board also receives reports from the Fund’s primary service providers regarding their operations as they relate to the Fund.

INVESTMENT ADVISER

The Fund’s Investment Adviser is Calvert Research and Management (“CRM” or the “Adviser”), a subsidiary of Eaton Vance Management (“Eaton Vance”) which is a wholly-owned subsidiary of Eaton Vance Corp. (“EVC”), a Maryland corporation and publicly-held holding company.

Under the Investment Advisory Agreement with respect to the Fund, the Adviser provides investment advice to the Fund and oversees the day-to-day operations, subject to the supervision and direction of the Board of Trustees. The Adviser provides the Fund with investment supervision and management, and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are employees of the Adviser or its affiliates. The Fund pays all expenses other than those expressly assumed by CRM, including, among other things, fees paid to the investment adviser pursuant to the investment advisory agreement; legal and audit expenses; fees and expenses related to the registration and qualification of the Fund and distribution of its shares under federal and state securities laws; compensation of the administrator; fees, expenses, and disbursements of transfer agents, registrars, custodians, dividend disbursing agents, and shareholder servicing agents for all services to the Fund; compensation and expenses of the Trustees, who are not members of CRM’s organization; brokerage commissions and other expenses associated with the purchase, holding, and sale of portfolio securities; taxes and interest; all payments to be made and expenses to be assumed by the Fund in connection with the distribution of Fund shares; expenses of preparing, typesetting, printing, and distributing prospectuses of the Trust; insurance expenses; and such non-recurring items as may arise, including expenses incurred in connection with litigation, proceedings and claims and the obligation of the Trust /Corporation to indemnify its Trustees /Directors and officers with respect thereto.

Under the Investment Advisory Agreement, for its services, the Adviser receives an annual fee, payable monthly, of 0.35% of the  average daily net assets of the Fund.

The Adviser reserves the right to (i) waive all or a part of its fee; (ii) reimburse the Fund for expenses; and (iii) pay broker/dealers in consideration of their promotional or administrative services. The Adviser may, but is not required to, waive current payment of its fees, or reimburse expenses of the Fund, except as noted in the Fund’s Prospectus. Investment advisory fees are allocated among classes as a Fund-level expense based on net assets.

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Prior to December 31, 2016, Calvert Investment Management, Inc. (“CIM”) served as investment adviser to the Fund and received an annual fee, payable monthly, of 0.35% of the average daily net assets of the Fund. The following chart shows the investment advisory fees paid to CIM by the Fund for the past three fiscal years:

	2014*	2015	2016
Calvert Unconstrained Bond Fund	$8,951	$ 68,615	$ 253,498

*

The Fund commenced operations on September 30, 2014.

PORTFOLIO MANAGER DISCLOSURE

Additional information about the Fund’s Portfolio Managers, identified in the Prospectus of the Fund, is provided below.

A.  Other Accounts Managed by Portfolio Managers of the Fund

The following Portfolio Managers of the Fund are also primarily responsible for day-to-day management of the portfolios of the other accounts indicated below.  This information includes accounts managed by any group which includes the identified Portfolio Manager and assets are shown in millions of dollars.

Vishal Khanduja, CFA

Accounts Managed	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	14	0	0
Total Assets in All Accounts Managed	$5, 545.1	$ 0	$0
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying Performance Fee	$0	$0	$0

Brian S. Ellis, CFA

Accounts Managed	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Number of All Accounts	9	0	0
Total Assets in All Accounts Managed	$4, 689.0	$0	$0
Number of Accounts Paying a Performance Fee	0	0	0
Total Assets of Accounts Paying Performance Fee	$0	$0	$0

B.  Potential Conflicts of Interest in Managing the Fund and Other Accounts

The following describes material conflicts of interest, which may potentially arise in connection with the management of the Fund’s investments by a Portfolio Manager and that individual’s simultaneous management of the investments of any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Managers of the Fund” above.

When a Portfolio Manager has responsibility for managing more than one account, potential conflicts of interest may arise.  Those potential conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities.  The Adviser has adopted trade allocation procedures, which are designed to ensure fair allocation of investment opportunities among all accounts.  In addition, performance dispersion among accounts employing similar investment strategies but with different fee structures is periodically examined by the Adviser to ensure that any material divergence in expected performance is adequately explained by differences in the investment guidelines and timing of cash flows.

C.  Compensation of Portfolio Managers of the Fund

Set forth below are the structure of and method used to determine (1) the cash and non-cash compensation received by each Portfolio Manager from the Fund, the Adviser of the Fund, or any other sources with respect to management of the Fund, and (2) the cash and non-cash compensation received by the Portfolio Manager from any other accounts listed in this SAI.  See “Other Accounts Managed by Portfolio Managers of the Fund” above.

Compensation Structure for CRM.  Compensation of the Adviser’s portfolio managers and other investment professionals has three primary components:  (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock.  The Adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the Adviser’s employees.  Compensation of the Adviser’s investment professionals is reviewed primarily on an annual basis.  Cash

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bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation.  The Adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus the benchmark(s) stated in the prospectus, as well as an appropriate peer group (as described below).  In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance.  Risk-adjusted performance measures include, but are not limited to, the Sharpe ratio (Sharpe ratio uses standard deviation and excess return to determine reward per unit of risk).  Performance is normally based on periods ending on the September 30th preceding fiscal year end.  Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc.  When a fund’s peer group as determined by Lipper or Morningstar is deemed by the Adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group or market index.  In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods.  A portion of the compensation payable to equity portfolio managers and investment professionals will be determined based on the ability of one or more accounts managed by such manager to achieve a specified target average annual gross return over a three year period in excess of the account benchmark.  The cash bonus to be payable at the end of the three year term will be established at the inception of the term and will be adjusted positively or negatively to the extent that the average annual gross return varies from the specified target return.  For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes.  For other funds, performance is evaluated on a pre-tax basis.  For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective.  For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts.  Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The Adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry.  The Adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals.  Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Adviser and its parent company.  The overall annual cash bonus pool is generally based on a substantially fixed percentage of pre-bonus adjusted operating income.  While the salaries of the Adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein.  For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

D.  Securities Ownership of Portfolio Managers of the Fund

With respect to each Portfolio Manager identified in the Prospectus, the following information sets forth the Portfolio Manager’s beneficial ownership of securities as of December 31, 2016 in the Fund managed by that individual.  (Specified ranges: none; $1 to $10,000; $10,001 to $50,000; $50,001 to $100,000; $100,001 to $500,000; $500,001 to $1,000,000; or over $1,000,00.)

Portfolio	Firm	Name of Portfolio Manager	Portfolio Ownership
Calvert Unconstrained Bond Fund	CRM	Vishal Khanduja, CFA	$10,001 - $50,000
		Brian S. Ellis, CFA	$50,001 - $100,000

ADMINISTRATIVE SERVICES

As indicated in the Prospectus, CRM serves as administrator of the Fund.  The Fund is authorized to pay CRM an annual fee for providing administrative services to the Fund as described in the Prospectus.  Under the Agreement, CRM has been engaged to administer the Fund’s affairs, subject to the supervision of the Board, and shall furnish office space and all necessary office facilities, equipment and personnel for administering the affairs of the Fund.

Prior to December 31, 2016, Calvert Investment Administrative Services (“CIAS”), served as the Fund’s administrative services agent. For providing such services, prior to February 1, 2016, CIAS received an annual administrative fee payable monthly (as a percentage of average daily net assets) of 0.30% for Classes A, C, and Y, and 0.10% for Class I through April 30, 2016. CIAS voluntarily waived 0.18% (18 basis points) of the administrative fee for Class A, C, and Y shares beginning December 1, 2015.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Effective May 1, 2016, the administrative fee for each share class of the Fund is 0.12% (as a percentage of average daily net assets) payable monthly, with a contractual waiver of 0.02% (2 basis points) of the administrative fee for Class I shares of the Fund through April 30, 2018.

The administrative service fees paid by the Fund to CIAS for the past three fiscal years were:

	2014*	2015	2016
Calvert Unconstrained Bond Fund	$2,640	$ 35,271	$ 94,241**

*

The Fund commenced operations on September 30, 2014.

**

Of which $272 was paid to CRM.

During the 2016 fiscal year, CIAS voluntarily waived fees of $17,883.

METHOD OF DISTRIBUTION

Effective December 31, 2016, Eaton Vance Distributors, Inc. (“EVD”), Two International Place, Boston, MA 02110 , is the principal underwriter of the Fund. The principal underwriter acts as principal in selling shares under a Distribution Agreement with the Fund. The expenses of printing copies of prospectuses used to offer shares and other selling literature and of advertising are borne by the principal underwriter. The fees and expenses of qualifying and registering and maintaining qualifications and registrations of a Fund and its shares under federal and state securities laws are borne by the Fund. The Distribution Agreement is renewable annually by the members of the Board (including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Distribution Agreement or any applicable Distribution Plan), may be terminated on sixty days’ notice either by such Trustees or by vote of a majority of the outstanding Fund shares or on six months’ notice by the principal underwriter and is automatically terminated upon assignment. The principal underwriter distributes shares on a “best efforts” basis under which it is required to take and pay for only such shares as may be sold. EVD is a direct, wholly-owned subsidiary of EVC.

Prior to December 31, 2016, Calvert Investment Distributors, Inc. (“CID”) served as distributor for the Fund. Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Distribution Plan (“Plan”), which permits the Fund to pay certain expenses associated with the distribution of shares and shareholder servicing. Plan expenses may be spent for advertising, printing and mailing of prospectuses to persons who are not already Fund shareholders, compensation to broker/dealers, underwriters, and salespersons.

The Plan was approved by the Board, including the Trustees who are not “interested persons” of the Fund (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. In establishing the Plan, the Trustees considered various factors including the anticipated amount of the distribution expenses. The Trustees determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders, including through economies of scale at higher asset levels, better investment opportunities and more flexibility in managing a growing portfolio.

The Plan may be terminated by vote of a majority of the Independent Trustees who have no direct or indirect financial interest in the Plan, or by vote of a majority of the outstanding shares of the affected class of the Fund. Any change in the Plan that would materially increase the distribution cost to the Fund requires approval of the shareholders of the affected class; otherwise, the Plan may be amended by the Trustees, including by a majority of the Independent Trustees, as described above. The Plan will continue in effect for successive one-year terms provided that such continuance is annually approved by (i) the vote of a majority of the Trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Trustees.

As noted above, distribution and shareholder servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Plan expenses (paid by the Fund as part of the annual operating expenses).  In addition to these payments, the Adviser, principal underwriter and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.  The Adviser, principal underwriter and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms’ accounts for their marketing, distribution, and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program. Where payments are being made to a broker/dealer to encourage sales of Fund shares, the broker/dealer has an incentive to recommend Fund shares to its customers. The Adviser does not use Fund brokerage to compensate broker/dealers for the sale of Fund shares.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Total Plan Expenses paid to CID by the Fund for the fiscal year ended December 31, 2016 were as follows:

	Class A	Class C
Calvert Unconstrained Bond Fund	$ 33,768	$ 10,147

Total Plan Expenses paid to EVD by the Fund for the fiscal year ended December 31, 2016 were as follows:

	Class A	Class C
Calvert Unconstrained Bond Fund	$116	$31

Based on information previously provided by CID, for the fiscal year ended December 31, 2016 , the Fund’s Plan expenses were spent for the following purposes:

	Class A	Class C
Compensation to broker/dealers	$ 27,055	$ 6,187
Compensation to sales personnel	$ 5,975	$0
Advertising	$ 219	$0
Printing and mailing of prospectuses to other than current shareholders	$ 29	$0
Compensation to underwriters	$0	$ 3,929
Other	$ 374	$0

Class A shares are offered at net asset value plus a front-end sales charge as follows:

Amount of Investment	As a % of offering price	As a % of net amount invested	Allowed to Brokers as a % of offering price
Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.25%
$100,000 but less than $250,000	2.25%	2.30%	1.75%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over*	0.00%	0.00%	0.00%*

* Purchases of Class A shares at NAV for accounts with $1,000,000 or more on which a finder’s fee has been paid are subject to a CDSC of 0.80%. (See “Choosing a Share Class” in the Prospectus).

EVD receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers. Based on information previously provided by CID, the aggregate amount of sales charges (gross underwriting commissions) and, for Class A only, the net amount retained by CID (i.e., not reallowed to dealers) for the last three fiscal years were:

Fiscal Year	2014*		2015		2016
Class A	Gross	Net	Gross	Net	Gross	Net
Calvert Unconstrained Bond	$622	$183	$ 6,289	$ 2,608	$ 3,932	$2, 288

Class C	2014*	2015	2016
Calvert Unconstrained Bond	$0	$ 180	$ 583

*The Fund commenced operations on September 30, 2014.

The Trustees and certain other affiliated persons of the Funds are exempt from sales charges since the distribution costs are minimal to persons already familiar with the Funds.  Specifically, there is no sales charge on shares of any Calvert Fund sold to or constituting the following:

·

current or retired Directors, Trustees, or Officers of the Calvert funds or CRM and its affiliates; employees of CRM and its affiliates; or their family members (family members include a spouse, parent, stepparent, grandparent, child, stepchild, grandchild, sibling, father-in-law, mother-in-law, brother-in-law, or sister-in-law, including trusts and estates on which such persons are signatories); and

·

directors, officers, and employees of any sub-adviser for the Calvert funds and employees of any broker-dealer that distributes the Fund’s shares and the family members of each such person.

Other groups (e.g., group retirement plans) are exempt from the Class A sales charges due to economies of scale in distribution.  See the Prospectus for additional share purchase information.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. (“BFDS”), a subsidiary of State Street Bank & Trust Company, N.A., has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends. For these services, BFDS receives a fee based on the number of shareholder accounts and transactions.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. Under the agreement, EVM provides: (1) specified sub-transfer agency services; (2) compliance monitoring services; and (3) intermediary oversight services. For the services it provides, EVM receives an annual fee equal to $8.00 per account based on the number of non-zero balance accounts at the end of each month.

Prior to December 31, 2016, Calvert Investment Services, Inc. (“CIS”), a subsidiary of Calvert Investments, Inc., served as shareholder servicing agent and received an aggregate annual fee equal to $8.00 per account. Shareholder servicing responsibilities included responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker/dealer data, and preparing and distributing statements to shareholders regarding their accounts.

The following chart shows the shareholder servicing fees paid to CIS by the Fund for the past three fiscal years:

	2014*	2015	2016
Calvert Unconstrained Bond Fund	$29	$ 640	$ 2,604**

*The Fund commenced operations on September 30, 2014.

**Of which $14 was paid to EVM.

PORTFOLIO TRANSACTIONS

The Fund’s Adviser places orders with broker/dealers for Fund portfolio transactions.  Fixed-income securities are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price, which includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount.  Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.  Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation. Equity securities may also be purchased from underwriters at prices that include underwriting fees.

Fund transactions are undertaken on the basis of their desirability from an investment standpoint. The Fund’s Adviser makes investment decisions and selects brokers and dealers under the direction and supervision of the Board of Trustees.

Broker/dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, market familiarity, reliability, integrity and financial condition, subject to the Adviser’s obligation to seek best execution. The Fund has adopted a policy that prohibits the Adviser from using Fund brokerage to compensate broker/dealers for promotion or sale of Fund shares.

Based on information previously provided by CIM, for the last three fiscal years, total brokerage commissions paid by the Fund were as follows:

2014*	2015	2016
$664	$ 955	$ 2,018

*The Fund commenced operations on September 30, 2014.

The Fund did not pay brokerage commissions to affiliated persons in the last three fiscal years.

The Adviser selects brokers on the basis of best execution. In some cases, it selects brokers that provide research and research-related services to it. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

making process. Other such services are designed primarily to assist the Adviser in monitoring the investment activities of the Fund. Such services include portfolio attribution systems, return-based style analysis, and trade-execution analysis.

If, in the judgment of the Adviser, the Fund or other accounts managed by it will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction.  It is the policy of the Adviser that such research services will be used for the benefit of the Fund as well as other Calvert Funds and accounts managed by the Adviser ..

Based on information previously provided by CIM, for the fiscal year ended December 31, 2016 , the Adviser received no soft dollar credits in connection with fixed-price offerings for the Fund.

As of December 31, 2016 , the Fund held securities of its “regular broker-dealers” (as defined in the 1940 Act) or of the parents of those broker-dealers as indicated in the amounts shown below:

Fund	Broker/Dealer	Amount
Calvert Unconstrained Bond Fund	Citigroup	$3,319,946
	Bank of America	$1,106,050
	JP Morgan	$978,270

The portfolio turnover rates for the Fund for the last two fiscal years were as follows:

	2015	2016
Calvert Unconstrained Bond Fund	132%	104%

PORTFOLIO HOLDINGS DISCLOSURE

The Board has adopted policies and procedures (the “Policies”) with respect to the disclosure of information about portfolio holdings of the Fund. See the Prospectus for information on disclosure made in filings with the SEC. Pursuant to the Policies, information about portfolio holdings of the Fund may also be disclosed as follows:

·

Confidential disclosure for a legitimate Fund purpose: Portfolio holdings may be disclosed, from time to time as necessary, for a legitimate business purpose of a Fund, believed to be in the best interests of the Fund and its shareholders, provided there is a duty or an agreement that the information be kept confidential. Any such confidentiality agreement includes provisions intended to impose a duty not to trade on the non-public information. The Policies permit disclosure of portfolio holdings information to the following: 1) affiliated and unaffiliated service providers that have a legal or contractual duty to keep such information confidential, such as employees of the investment adviser, or an affiliate of the investment adviser (including portfolio managers and, the portfolio manager of any account that invests in the fund), the administrator, custodian, transfer agent, principal underwriter, etc. described herein and in the Prospectus; 2) other persons who owe a fiduciary or other duty of trust or confidence to the Fund (such as Fund legal counsel and independent registered public accounting firm); or 3) persons to whom the disclosure is made in advancement of a legitimate business purpose of a Fund and who have expressly agreed in writing to maintain the disclosed information in confidence and to use it only in connection with the legitimate business purpose underlying the arrangement. To the extent applicable to a Calvert fund, such persons may include securities lending agents which may receive information from time to time regarding selected holdings which may be loaned by a Fund, in the event a Fund is rated, credit rating agencies (Moody’s Investor Services, Inc. and Standard & Poor’s Ratings Group), analytical service providers engaged by the investment adviser (Advent, Barclays, Bloomberg L.P., Evare, Factset, McMunn Associates, Inc., MSCI/Barra, Morningstar, and The Yield Book, Inc.), proxy evaluation vendors (Institutional Shareholder Servicing Inc.), compliance service providers (Charles River Systems), pricing services (WM Company Reuters Information Services, FT Interactive Data Corp., JJ Kenny ,and  Bloomberg ), which receive information as needed to price a particular holding, translation services, third-party reconciliation services, lenders under Fund credit facilities (State Street Bank), consultants and other product evaluators (Morgan Stanley Smith Barney LLC, HC Asset Management) and, for purposes of facilitating portfolio transactions, financial intermediaries and other intermediaries (national and regional municipal bond dealers and mortgage-backed securities dealers). These entities receive portfolio information on an as needed basis in order to perform the service for which they are being engaged. If required in order to perform their duties, this information will be provided in real time or as soon as practical thereafter. Additional categories of disclosure involving a legitimate business purpose may be added to this list upon the authorization of a Fund’s Board. In addition to the foregoing, disclosure of portfolio holdings may be made to a Fund’s investment adviser as a seed investor in a fund, in order for the adviser or its parent to satisfy certain reporting obligations and reduce its exposure to market risk factors associated with any such seed investment. Also, in connection with a redemption in kind, the redeeming shareholder may be required to agree to keep the information about the securities to be so distributed confidential, except to the extent necessary to dispose of the securities.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

·

Historical portfolio holdings information: From time to time, the Fund may be requested to provide historic portfolio holdings information or certain characteristics of portfolio holdings that have not been made public previously. In such case, the requested information may be provided if: the information is requested for due diligence or another legitimate purpose; the requested portfolio holdings or portfolio characteristics are for a period that is no more recent than the date of the portfolio holdings or portfolio characteristics posted to the Calvert website; and the dissemination of the requested information is reviewed and approved in accordance with the Policies.

Neither the Fund, the investment adviser, any sub-adviser nor the principal underwriter will receive any monetary or other consideration in connection with the disclosure of information concerning the Fund’s portfolio holdings.

The Policies may not be waived, or exception made, without the consent of the Fund CCO. The CCO may not waive or make exception to the Policies unless such waiver or exception is consistent with the intent of the Policies, which is to ensure that disclosure of portfolio information is in the best interest of Fund shareholders. In determining whether to permit a waiver of or exception to the Policies, the CCO will consider whether the proposed disclosure serves a legitimate purpose of the Fund, whether it could provide the recipient with an advantage over Fund shareholders or whether the proposed disclosure gives rise to a conflict of interest between Fund shareholders and its investment adviser, any sub-adviser, principal underwriter or other affiliated person. The CCO will report all waivers of or exceptions to the Policies to the Board at their next meeting. The Board may impose additional restrictions on the disclosure of portfolio holdings information at any time.

The Policies are designed to provide useful information to existing and prospective Fund shareholders while at the same time inhibiting the improper use of portfolio holdings information in trading Fund shares and/or portfolio securities held by the Fund. However, there can be no assurance that the provision of any portfolio holdings information is not susceptible to inappropriate uses (such as the development of “market timing” models), particularly in the hands of highly sophisticated investors, or that it will not in fact be used in such ways beyond the control of the Fund.

PERSONAL SECURITIES TRANSACTIONS

The Fund, its Adviser, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the 1940 Act. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public. The Code of Ethics permits the associated personnel of the Fund, its Adviser and principal underwriter to invest in securities that may be purchased or held by a Fund. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material nonpublic information.

PROXY VOTING DISCLOSURE

The Board adopted proxy voting guidelines (the “Fund Policy”), pursuant to which the Board has delegated proxy voting responsibility to the Adviser and adopted the proxy voting policies and procedures of the Adviser (the “Adviser Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The members of the Board will review the Fund’s proxy voting records from time to time and will annually consider approving the Adviser Policies for the upcoming year. For additional information, please see a summary of the Adviser’s Proxy Voting Policies and Procedures and the Fund Policy attached hereto as Appendix A and Appendix B, respectively. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-368-2745, and (2) on the SEC’s website at http://www.sec.gov.  A copy of the Adviser’s Proxy Voting Policy and Procedures is available without charge, upon request, by calling 1-800-368-2745.

PROCESS FOR DELIVERING SHAREHOLDER COMMUNICATIONS TO THE BOARD OF TRUSTEES

Any shareholder who wishes to send a communication to the Board of Trustees of the Fund should send the communication to the attention of the Fund’s Secretary at the following address:

Calvert Funds
Attn: [Name of Fund] Secretary
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

All communications should state the specific Calvert fund to which the communication relates. After reviewing the communication, the Fund’s Secretary will forward the communication to the Board of Trustees.

In its function as a nominating committee, the Governance Committee of the Board of Trustees will consider any candidates for vacancies on the Board from any shareholder of the Fund who, for at least five years, has continuously owned at least 0.5% of the outstanding shares of the Fund. Shareholders of the Fund who wish to nominate a candidate to the Board of the Fund must submit the recommendation in writing to the attention of the Fund’s Secretary at 4550 Montgomery Avenue, Suite 1000N,

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Bethesda, MD 20814. The recommendation must include biographical information, including business experience for the past ten years and a description of the qualifications of the proposed nominee, along with a statement from the proposed nominee that he or she is willing to serve and meets the requirements to be an independent Trustee. A shareholder wishing to recommend to the Governance Committee of the Fund a candidate for election as a Trustee may request the Fund’s Policy for the Consideration of Trustee Nominees by contacting the Fund’s Secretary at the address above.

If a shareholder wishes to send a communication directly to an individual Trustee or to a Committee of the Fund’s Board of Trustees, then the communication should be specifically addressed to such individual Trustee or Committee and sent in care of the Fund’s Secretary at the address above.  Communications to individual Trustees or to a Committee sent in care of the Fund’s Secretary will be forwarded to the individual Trustee or to the Committee, as applicable.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND CUSTODIAN

KPMG LLP serves as the independent registered public accounting firm for the Fund. State Street Bank & Trust Company, N.A. serves as custodian of the Fund’s investments. The custodian has no part in deciding the Fund’s investment policies or the choice of securities that are to be purchased or sold for the Fund.

GENERAL INFORMATION

The Fund is a series of Calvert Management Series (formerly Calvert Tax-Free Reserves) (the “Trust”), an open-end management investment company organized as a Massachusetts business trust on October 20, 1980. The Fund is diversified.  The other series of the Trust is Calvert Tax-Free Responsible Impact Bond Fund. The Trust’s Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of the Trust’s assets for any shareholder held personally liable for obligations of the Trust. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust, its Trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

Each share of the Fund represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. The Fund offers four separate classes of shares: Class A, Class C, Class I and Class Y .. Each class represents interests in the same portfolio of investments but, as further described in the prospectuses, each class is subject to differing sales charges and expenses, resulting in differing net asset values and distributions. Upon liquidation of the Fund, shareholders of each class are entitled to share pro rata in the net assets belonging to that series available for distribution.

The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own, except that matters affecting classes differently, such as a Distribution Plan, will be voted on separately by the affected class(es).

The Fund enters into contractual arrangements with various parties, including, among others, the Adviser, that provide services to the Fund.  Shareholders of the Fund are not parties to, or third-party beneficiaries of, any of those contractual arrangements, and those contractual arrangements cannot be enforced by shareholders of the Fund.

Neither this SAI, the Prospectus nor any document filed as an exhibit to the Fund’s registration statement is intended to give rise to any agreement or contract between a Fund and any shareholder, or give rise to any contract rights or other rights in any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

At April 1, 2017, the Trustees and Officers of the Trust, as a group, owned in the aggregate less than 1% of the outstanding shares of a Class of a Fund. In addition, as of the same date, the following person(s) held the share percentage indicated below, which was owned either (i) beneficially by such person(s) or (ii) of record by such person(s) on behalf of customers who are the beneficial owners of such shares and as to which such record owner(s) may exercise voting rights under certain limited circumstances:

Control Person Name and Address	% of Ownership of Fund
Charles Schwab & Co. Inc.	19.9% of Class A
San Francisco, CA
NFS LLC	14.5% of Class A
Phoenix, AZ
Wells Fargo Clearing Services LLC	11.7% of Class A
St. Louis, MO
Pershing LLC	39.0% of Class C
Jersey City, NJ
Cetera Investment Services	16.1% of Class C
Petosky, MI
American Enterprise Investment Services	9.5% of Class C
Minneapolis, MN
LPL Financial	7.2% of Class C
San Diego, CA
Raymond James Omnibus for Mutual Funds	6.2% of Class C
St. Petersburg, FL
TD Ameritrade	5.0% of Class C
New York, NY
National Financial Services Corp.	43.8% of Class Y
Jersey City, NJ
Pershing LLC	19.3% of Class Y
Jersey City, NJ
Foliofn Investments Inc.	15.4% of Class Y
McLean, VA
Calvert Moderate Allocation Fund	49.5% of Class I
Bethesda, MD
Calvert Conservative Allocation Fund	37.4% of Class I
Bethesda, MD
Calvert Aggressive Allocation Fund	6.4% of Class I
Bethesda, MD
Trust Company of America	5.4% of Class I
Englewood, CO

Beneficial owners of 25% or more of a Class of a Fund are presumed to be in control of the Class for purposes of voting on certain matters submitted to shareholders.

To the knowledge of the Trust, no other person owned of record or beneficially 5% or more of the outstanding shares of a Class of a Fund as of such date.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

FINANCIAL STATEMENTS

The audited financial statements of, and the report of the independent registered public accounting firm for the Fund appear in its annual report to shareholders and are incorporated by reference into this SAI. A copy of each annual report accompanies this SAI.

Householding.  Consistent with applicable law, duplicate mailings of shareholder reports and certain other Fund information to shareholders residing at the same address may be eliminated.

Registrant incorporates by reference the audited financial information and the reports of the independent registered public accounting firm for the Fund for the fiscal year ended December 31, 2016, as previously filed electronically with the SEC (Accession No. 0000701039-17-000001).

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Appendix A

SUMMARY OF ADVISER PROXY VOTING POLICY
AND PROCEDURES

The Adviser votes proxies for Clients unless (i) a Client elects to retain proxy voting authority in the applicable investment advisory agreement or (ii) the Client is a sub-advised Fund and voting authority has been delegated to the sub-adviser in the applicable investment sub-advisory agreement. The Adviser’s Proxy Committee provides oversight of the Adviser’s proxy voting activities with respect to portfolio securities held in Client accounts. Clients that wish to vote proxies in a particular manner must retain proxy voting authority in the investment advisory agreement.

The Adviser has established the Calvert Funds’ Global Proxy Voting Guidelines (the “Guidelines”) and will vote proxies for all Clients in accordance with the Guidelines. The Guidelines are consistent with the Calvert Principles of Responsible Investment.

The Adviser has also adopted proxy voting policies and procedures (the “Proxy Voting Policy”) that it believes are reasonably designed to address proxy voting issues that raise potential conflicts of interest. The Proxy Voting Policy seeks to ensure that the Adviser votes proxies in the best interests of its Clients and in accordance with the Guidelines.

The Adviser’s Proxy Committee is responsible for monitoring and resolving material conflicts between the Adviser’s interests and those of its Clients with respect to proxy voting. Adherence to the Guidelines should help to avoid any such conflicts of interest between and any Client account or between different Client accounts. When the Guidelines do not address the manner in which a particular proxy should be voted, the Adviser will contact the Client (or, in the case of the Calvert Funds, the Client’s Audit Committee) to resolve any possible conflict.

Clients may obtain information about how the Adviser voted proxies and its Proxy Voting Policy by emailing Jason Schumacher, Vice President and Fund Oversight Senior Manager, at jschumacher@eatonvance ..com.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Appendix B

CALVERT RESEARCH AND MANAGEMENT

GLOBAL PROXY VOTING GUIDELINES

I.

  INTRODUCTION

Calvert believes that sound corporate governance and overall corporate sustainability and social responsibility characterize healthy corporations.  A well-governed sustainable and socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate sustainability and social responsibility are better positioned for long-term success.

Long-Term Value.  Responsible, healthy companies focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies’ environmental management, treatment of workers and communities, and other sustainability and social responsibility factors.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.   Calvert’s proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

Accountability.  Management of a company must be accountable to the board of directors; the board must be accountable to the company’s shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert’s proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

Sustainability.  Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert’s proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.   Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.  In our view, Good Governance + Sustainability and Social Responsibility = Corporate Responsibility.

On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines (“the Guidelines”).   The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the Advisor votes the Funds’ shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds’ shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate advisor the authority to act on its behalf to promote the applicable Funds’ investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section IV below.

When support for or opposition to a proxy proposal as described below is qualified with the term, “ordinarily,” this means that the Fund advisor generally foresees voting all shares as described except in special circumstances where the advisor determines that a contrary vote may be in the best interests of Fund shareholders.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

When support for or opposition to a proxy proposal is qualified by the expression, “on a case by case basis,” this means that the Fund advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

When we use the term, “shareholder,” we are referring to Calvert’s mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, “shareowner,” we are referring to the equity owners of stock in publicly traded corporations.

Calvert appreciates that issues brought to shareholders may change over time, as both investors’ concerns and rules governing inclusion of specific items in corporate proxies change.  Corporate governance laws and best practices codes are continuously evolving, worldwide. We have constructed these Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  Internationally, corporate governance codes have more in common with each other than do the laws and cultures of the countries in which the companies are domiciled. In light of these different regulatory contexts the Fund advisor will assess both best practices in the country in question and consistency with the Funds’ Guidelines prior to voting proxies. To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

Calvert’s proxy voting record is available on the Funds’ web site, www.calvert.com, and on the Securities and Exchange Commission’s website at www.sec.gov.

II.

  CORPORATE GOVERNANCE

A.

  Board and Governance Issues

The board of directors (“the board”) is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company’s relationships with other stakeholders.  While company boards in most countries do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board’s fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation’s shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director’s objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company’s financial performance, but not so great as to constitute a controlling or significant interest.

Because the board’s ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it is beneficial for the Chair of the board to be an independent director.

Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture, age and geography.  Calvert believes that in an increasingly complex global marketplace, the ability to draw on a wide range of viewpoints, backgrounds, skills, and experience is critical to a company's success. Corporate diversity helps companies increase the likelihood of making the right strategic and operational decisions, contributes to a more positive public image and reputation, and catalyzes efforts to recruit, retain, and promote the best people, including women and minorities.

Private companies may take some time to achieve an adequate balance of diversity and independence on their boards.  Therefore, for private companies, the fund advisor will vote on a case-by-case basis on board independence and board diversity matters.

Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

The board should periodically evaluate its performance, the performance of its various committees, and the performance of individual board members in governing the corporation.

Board Independence

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The Fund advisor will oppose slates of directors without at least a majority of independent directors.

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The Fund advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

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The Fund advisor will oppose non-independent directors candidates nominated to the audit, compensation and/or nominating committees.

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The Fund advisor will support proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

Board Diversity

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The Fund advisor will oppose slates of directors that result in a board that does not include gender, racial and diversity of perspective.

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The Fund advisor may oppose individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

·

The Fund advisor may oppose individual directors who serve as members of the nominating committee and have failed to establish gender and/or racial diversity as a factor in new board member searches.

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The Fund advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

Board Accountability

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The Fund advisor will oppose slates of directors in situations where the company failed to take action on shareowner proposals that were approved by the majority of votes cast in the prior year.

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The Fund advisor will oppose directors if at the previous board election, any director received more than 50 percent opposition (based on shares cast) and the company failed to address the underlying issues that caused the high opposition.

·

The Fund advisor will oppose directors if the board implements an advisory vote on executive compensation on a less frequent basis than the frequency approved by shareholders.

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The Fund advisor will oppose directors when the company’s poison pill has a “dead-hand” or “modified dead-hand” feature.

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The Fund advisor will oppose directors if the board adopts a poorly structured poison pill without shareholder approval.

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The Fund advisor will oppose directors if the board makes a material adverse change to an existing poison pill without shareholder approval.

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The Fund advisor will evaluate on a case-by-case basis and potentially oppose director nominees for Environment, Social, and Governance (ESG) failures.

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The Fund advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

·

The Fund advisor will oppose directors who sit on more than four public company boards and oppose directors who serve as CEO and sit on more than two additional boards.

Board Committee on Sustainability/Corporate Social Responsibility Issues

Shareholders have filed binding resolutions seeking the creation of a board committee dedicated to long term strategic thinking and risk management of sustainability issues including environment, human rights, diversity and others. While we believe all directors should be informed and active on sustainability issues, we do see the value of a focused sustainability committee.

·

The Fund advisor will ordinarily support the creation of a board level committee on sustainability/corporate social responsibility issues.

Limitations, Director Liability and Indemnification

Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.

·

The Fund advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there are other mechanisms such as voting against or withholding votes during the election of directors, which shareholders can use to voice their opposition to certain candidates.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

·

The Fund advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

·

The Fund advisor will oppose incumbent nominating committee board members where average board tenure is 12 years or greater and the company exhibits a record of poor performance.

Director Stock Ownership

Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance. For example, limiting board service only to those who can afford to purchase shares or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

·

The Fund advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

·

The Fund advisor will oppose excessive awards of stock or stock options to directors.

On occasion, director stock plans will exceed the plan cost or burn rate benchmarks when combined with employee or executive stock plans. In such cases, the Fund advisor will vote case-by-case on the plan taking into consideration the following qualitative factors:

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The relative magnitude of director compensation as compared to companies of a similar profile;

•

The presence of problematic pay practices relating to director compensation;

•

Director stock ownership guidelines and holding requirements;

•

Equity award vesting schedules;

•

The mix of cash and equity-based compensation;

•

Meaningful limits on director compensation;

•

The availability of retirement benefits or perquisites; and

•

The quality of disclosure surrounding director compensation.

Director Elections

Contested Election of Directors

Contested elections of directors frequently occur when a board or shareholder nominated candidate or slate runs for the purpose of seeking a significant change or improvement in corporate policy, control, or structure. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

·

The Fund advisor will evaluate director nominees on case-by-case basis in contested election of directors.

·

The Fund advisor will oppose individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Proxy Contests/Proxy Access – Voting for Director Nominees in Contested Elections

Contested elections of directors frequently occur when a board candidate or slate runs for the purpose of seeking a significant change in corporate policy or control. Competing slates will be evaluated based upon the personal qualifications of the candidates, the economic impact of the policies that they advance, and their expressed and demonstrated commitment to the interests of all shareholders.

•

The Fund advisor will vote case-by-case on the election of directors in contested elections, considering the following factors: (i) long-term financial performance of the target company relative to its industry; (ii) management’s track record; (iii) background to the contested election; (iv) Nominee qualifications and any compensatory arrangements; (v) strategic plan of dissident slate and quality of critique against management; (vi) likelihood that the proposed goals and objectives can be achieved (both slates); and (vii) stock ownership positions.

•

The Fund advisor will vote case-by-case for individual director candidates or slates of directors if the board fails to include the necessary breadth and depth of relevant skills, experience and background to ensure adequate oversight of company management.

Classified or Staggered Boards

On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.

·

The Fund advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

Majority Vote Standard

A majority voting standard allows shareholders with a majority of votes in favor or against determine the election of board nominees.  Currently, most board elections are uncontested and allow directors to be elected with a plurality of votes.  Calvert believes majority voting increases director accountability to shareholders, as directors recognize shareholders have a voice in the election process.

·

The Fund advisor will generally support both precatory and binding resolutions seeking to establish a majority vote standard.

Cumulative Voting

Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.  In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

·

The Fund advisor will examine and vote on a case-by-case basis proposals calling for cumulative voting in the election of directors.

Shareholder Rights

Supermajority Vote Requirements

Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

·

The Fund advisor will ordinarily oppose supermajority vote requirements.

·

The Fund advisor will support proposals to reduce supermajority shareholder vote requirements for charter amendments, mergers and other significant business combinations.

·

The Fund advisor will support proposals that request the Board to take or initiate the steps necessary to amend the Company’s governing documents to provide that all non-binding matters presented by shareholders shall be decided by a simple majority of the votes cast for and against an item but not abstentions.

·

The Fund advisor will vote on a case-by-case basis proposals submitted by shareholder(s) who own a significant amount of company stock, taking into account: a) ownership structure; b) quorum requirements; and c) supermajority vote requirements.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Shareowner Access to Proxy

Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners – whom directors are supposed to represent – are deprived of the same right.  We support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

·

The Fund advisor will ordinarily support management and shareholder proposals that grant shareowner access to the proxy ballot.

·

The Fund advisor will examine and vote on a case-by-case basis proposals that create threshold targets for a shareowner access to the proxy ballot with respect to factors including the ownership threshold and the holding period duration.

Restrictions on Shareowners Acting by Written Consent

Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

·

The Fund advisor will ordinarily oppose proposals to restrict, limit or eliminate the right of shareowners to act by written consent.

·

The Fund advisor will ordinarily support proposals to allow or facilitate shareowner action by written consent.

Restrictions on Shareowners Calling Meetings

It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

·

The Fund advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings; as such, restrictions limit the right of shareowners to participate in governance.

Dual or Multiple Classes of Stock

In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners – often a majority of shareowners – to exercise influence over the governance of the corporation.  This approach in turn diffuses directors’ incentives to exercise appropriate oversight and control over management.

·

The Fund advisor will ordinarily oppose proposals to create dual classes of stock.  However, the advisor will examine and vote on a case-by-case basis proposals to create classes of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

·

The Fund advisor will ordinarily support proposals to recapitalize stock such that each share is equal to one vote.

Ratification of Auditor and Audit Committee

The annual shareholder ratification of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.  Further, Calvert recognizes the critical responsibilities of the audit committee and its members including the oversight of financial statements and internal reporting controls.

·

The Fund advisor will ordinarily oppose proposals seeking ratification of the auditor when the advisor determines that the independence of the auditor may be compromised.

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The Fund advisor will ordinarily support proposals to adopt a policy to ensure that the auditor will only provide audit services to the company and not provide other services.

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The Fund advisor will ordinarily support proposals that set a reasonable mandatory rotation of the auditor (at least every five years).

·

The Fund advisor will ordinarily support proposals that call for more stringent measures to ensure auditor independence.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

In a number of countries companies routinely appoint internal statutory auditors.

·

The Fund advisor will ordinarily support the appointment or reelection of internal statutory auditors unless there are concerns about audit methods used or the audit reports produced, or if there are questions regarding the auditors being voted on.

In some countries, shareholder election of auditors is not common practice.

·

The Fund advisor will ordinarily support proposals that call for the annual election of auditors by shareholders.

Audit Committee

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The Fund advisor will ordinarily oppose members of the audit committee where the audit committee has approved an audit contract where non-audit fees exceed audit fees or in any other case where the advisor determines that the independence of the auditor may be compromised.

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The Fund advisor will ordinarily oppose members of the audit committee at companies with ineffective internal controls, considering whether the company has a history of accounting issues, or significant recent problems, and the board’s response to them

Transparency and Disclosure

International corporate governance is constantly changing and there have been waves of development of governance codes around the world.  The common thread throughout all of these codes is that shareowners want their companies to be transparent.

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The Fund advisor will ordinarily support proposals that call for full disclosure of company financial performance.

·

The Fund advisor will ordinarily support proposals that call for an annual financial audit by external and independent auditors.

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The Fund advisor will ordinarily support proposals that call for disclosure of ownership, structure, and objectives of companies, including the rights of minority shareholders vis-à-vis the rights of major shareholders.

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The Fund advisor will ordinarily support proposals that call for disclosure of corporate governance codes and structures, including efforts to mitigate risk and promote a compliance-oriented corporate culture.

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The Fund advisor will ordinarily support proposals that call for disclosure of related party transactions.

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The Fund advisor will ordinarily support proposals that call for disclosure of the board nominating process.

Litigation Rights/Exclusive Venue and Fee Shifting Bylaw Provisions

Bylaw provisions effecting shareholders' ability to bring suit against the company may include exclusive venue provisions, which provide that the state of incorporation shall be the sole venue for certain types of litigation and fee-shifting provisions that require a shareholder who sues a company unsuccessfully to pay all litigation expenses of the defendant corporation.

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The Fund advisor will vote on a case-by-case basis on bylaw changes affecting shareholders’ litigation rights.

B.

  Executive and Employee Compensation

Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.  Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on compensation plans and strategy.

There are many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.  The structure of these compensation plans often determines the level of alignment between management and shareowner interests.  Calvert stresses the importance of pay-for-performance, where executive compensation is linked to clearly defined and rigorous criteria.  These executives should not only enjoy the benefits when the company performs well, but boards should ensure executives are accordingly penalized when they are unable to meet established performance criteria.

Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Disclosure of CEO, Executive, Board and Employee Compensation

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The Fund advisor will ordinarily support proposals requesting companies disclose compensation practices and policies--including salaries, option awards, bonuses, and restricted stock grants--of top management, Board of Directors, and employees.

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The Fund advisor will ordinarily support proposals requesting that companies disclose links between firm financial performance and annual compensation packages of top management, Board of Directors, and employees.

CEO and Executive Compensation

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The Fund advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e., during times of financial strains or underperformance).

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The Fund advisor will support proposals seeking to establish an annual shareholder advisory vote on compensation.

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The Fund advisor will ordinarily oppose proposals seeking shareholder ratification of the company's executive officers' compensation (also known as an Advisory Vote on Compensation) if executive risks and rewards are not aligned with the interests of shareowners and the long-term performance of the corporation.

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The Fund advisor will ordinarily oppose compensation proposals if the plan lacks a sufficient connection to performance, or lacks adequate disclosure, or contains features that are considered to be problematic or clearly deviate from best market practice without adequate justification.

Advisory Vote on Golden Parachutes in an Acquisition, Merger, Consolidation or Proposed Sale

This type of proposal concerns specific advisory votes on "golden parachute" arrangements for Named Executive Officers (NEOs) that are required under The Dodd-Frank Wall Street Reform and Consumer Protection Act.  Special focus is placed on severance packages that provide inappropriate windfalls and cover certain tax liabilities of executives.

•

The Fund advisor will vote case-by-case on Golden Parachute proposals, including consideration of existing change-in-control arrangements maintained with NEOs rather than focusing primarily on new or extended arrangements.

Equity Plans for Non-Employee Directors

•

The Fund advisor will vote case-by-case on compensation plans for non-employee directors, based on:

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The total estimated cost of the company’s equity plans relative to industry/market cap peers, measured by the company’s estimated Shareholder Value Transfer (SVT) based on new shares requested plus shares remaining for future grants, plus outstanding unvested/unexercised grants;

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The company’s three-year burn rate relative to its industry/market cap peers; and

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The presence of any egregious plan features (such as an option repricing provision or liberal CIC vesting risk).

Shareholder Ratification of Director Pay Program

•

The Fund advisor will apply the following framework to U.S. ratification of non-employee director pay programs and will vote case-by-case on management proposals seeking ratification of non-employee director compensation, based on:

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If the equity plan under which non-employee director grants are made is on the ballot, whether or not it warrants support; and

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An assessment of the following qualitative factors:

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The relative magnitude of director compensation as compared to companies of a similar profile;

•

The presence of problematic pay practices relating to director compensation;

•

Director stock ownership guidelines and holding requirements;

•

Equity award vesting schedules;

•

The mix of cash and equity-based compensation;

•

Meaningful limits on director compensation;

•

The availability of retirement benefits or perquisites; and

•

The quality of disclosure surrounding director compensation.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Compensation Committee

·

The Fund advisor may oppose members of the compensation committee and potentially the full board when it is determined they have approved compensation plans that are deemed excessive or have not amended their policies in response to shareholder concern.

Executive & Employee Stock Option Plans

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The Fund advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value.

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The Fund advisor will ordinarily oppose proposals to approve stock option plans that do not contain provisions prohibiting automatic re-pricing, unless such plans are indexed to a peer group or other measurement so long as the performance benchmark is predetermined prior to the grant date and not subject to change retroactively.

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The Fund advisor will examine and ordinarily oppose proposals for re-pricing of underwater options.

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The Fund advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

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The Fund advisor will ordinarily support proposals requiring that all option plans and option re-pricing is submitted for shareholder approval.

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The Fund advisor will ordinarily oppose proposals to approve stock option plans with “evergreen” features, reserving a specified percentage of stock for award each year with no termination date.

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The Fund advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

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The Fund advisor will support proposals to approve Employee Stock Ownership Plans (ESOPs) created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management).  The Fund advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

·

The Fund advisor will vote case-by-case when plan features include discretional vesting authority.

Expensing of Stock Options

Calvert’s view is that the expensing of stock options gives shareholders valuable additional information about companies’ financial performance, and should therefore be encouraged.

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The Fund advisor will ordinarily support proposals requesting that companies expense stock options.

Pay Equity

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The Fund advisor will support proposals requesting that management provide a pay equity report , including any proposals that address gender pay gap ..

Ratio between CEO and Worker Pay

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The Fund advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.

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The Fund advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum limit on executive compensation.

Executive Compensation Tie to Non-Financial Performance

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The Fund advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other sustainability and/or corporate social responsibility-related issues.

Severance Agreements

Severance payments are compensation agreements that provide for top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts. Calvert believes boards should allow shareholders the ability to ratify such severance or change in control agreements to determine if such awards are excessive and unnecessary.

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The Fund advisor will support proposals providing shareowners the right to ratify adoption of severance or change in control agreements.

·

The Fund advisor will examine and vote on a case-by-case basis severance or change in control agreements, based upon an evaluation of the particular agreement itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

·

The Fund advisor will oppose the election of compensation committee members who approve severance agreements that are not ratified by shareowners.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

C.

  Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.  Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

·

The Fund advisor will support proposals that consider non-financial impacts of mergers.

·

The Fund advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company’s social, environmental, and governance performance.

·

The Fund advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses or that pose other potential financial, social, or environmental risks or liabilities.

Opt-Out of State Anti-takeover Law

Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.  Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

·

The Fund advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

Unilateral Charter, Bylaws and Amendments

Boards should not be allowed to make bylaw/charter amendments changes that adversely affect shareholder rights without seeking shareholder ratification of the amendments. This policy codifies our current approach to unilateral bylaw/charter amendments and the issue of companies adopting a suite of shareholder-unfriendly governance provisions shortly before, or on the date of, their initial public offerings ("IPOs"). The policy addresses this trend in IPO-related amendments by considering it a factor when determining a vote recommendation on directors.

There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

·

The Fund advisor will generally oppose or withhold from directors individually, committee members, or the entire board (except new nominees, who should be considered on a case-by-case basis) if the board amends the company's bylaws or charter without shareholder approval in a manner that materially diminishes shareholders' rights or that could adversely affect shareholders.

·

The Fund advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or by-laws, and may support such proposals if they are deemed consistent with shareholders’ best interests and the principles of sound governance and overall corporate social responsibility/sustainability underlying these Guidelines.

Reincorporation

Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights. Finally, changes in state law have made reincorporating in certain locations more or less favorable to governance issues such as shareholder rights.

·

The Fund advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

·

The Fund advisor will review on case-by-case basis proposals to reincorporate for improvements in governance structure and policies (such as reincorporating in states like North Dakota, with shareholder friendly provisions).

·

The Fund advisor will ordinarily oppose proposals to reincorporate outside the United States if the advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Common Stock Authorization

Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

·

The Fund advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

·

The Fund advisor will examine and vote on a case-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

·

The Fund advisor will ordinarily oppose the creation of blank check preferred stock.  In addition, the Fund advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Poison Pills

Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

·

The Fund advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

·

The Fund advisor will ordinarily oppose poison pills or shareowner rights plans.

Greenmail

·

Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider’s shares.  This usually means that the bidder’s shares are purchased at a price higher than market price, discriminating against other shareowners.

·

The Fund advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

III.

  CORPORATE SUSTAINABILITY AND SOCIAL RESPONSIBILITY

A.

  Sustainability Reporting

The global economy of the 21st century must find ways to encourage new approaches to wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and corporate responsibility.  Investors increasingly see financial materiality in corporate management of environmental, social and governance issues. Producing and disclosing a sustainability report demonstrates that a company is broadly aware of business risks and opportunities and has established programs to manage its exposure.  As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting guidelines.

·

The Fund advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

·

The Fund advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B.

  Environment

All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company’s overall environmental footprint.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

·

The Fund advisor will ordinarily support proposals to reduce negative environmental impacts and a company’s overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

·

The Fund advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from operations, and the impact of environmental liabilities on shareowner value.

·

The Fund advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling or waste management efforts, to increase recycling efforts, or to adopt a formal recycling policy.

Ceres Principles

The Coalition for Environmentally Responsible Economies (Ceres), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The Ceres Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the Ceres Principles; or 2) produce a report addressing management’s response to each of the points raised in the Ceres Principles.

·

The Fund advisor will support proposals requesting that a company become a signatory to the Ceres Principles.

Climate Change Mitigation

Shareholder initiatives on climate change have focused on companies that contribute materially to climate change.  Increasingly, corporations in a wide variety of industries are facing shareowner proposals on climate change as shareowners recognize that companies can take cost-effective — and often cost-saving — steps to reduce energy use that contribute to climate change.  Initiatives have included proposals requesting companies to disclose information, using various guidelines.  This includes information about the company’s impact on climate change, policies and targets for reducing greenhouse gas emissions, increasing energy efficiency, and substituting renewable energy resources for fossil fuels.

·

The Fund advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

·

The Fund advisor will support proposals seeking the preparation of a report on a company’s activities related to the development of renewable energy sources.

·

The Fund advisor will support proposals seeking increased investment in renewable energy sources unless the terms of the resolution are overly restrictive.

·

The Fund advisor will support proposals seeking an assessment of a company’s impact on financed emissions through their operations, lending, and borrowing activities.

Climate Change Adaptation

Shareholder initiatives on climate change may also focus on companies that are particularly at risk from disruptions due to climate change.  Companies may face physical risk in operations or in the supply chain, or price shocks or disruptions of key raw materials, or other impacts.  Initiatives have included proposals that request companies to disclose these potential risks and detail measures taken to understand and mitigate risks.

·

The Fund advisor will support proposals seeking the preparation of a report on the company’s risks due to climate change.

·

The Fund advisor will support proposals seeking disclosure of the company’s plans to adapt to climate change.

Chemical and Other Global Sustainability Concerns

In the absence of truly effective regulation, it is largely up to companies to manage (and disclose information concerning) the use of harmful chemicals in the products we encounter every day. Shareholder initiatives with companies may focus on other planetary boundaries and global sustainability concerns and risks (not mentioned elsewhere in this section) as defined by the Stockholm Resilience Center. Such initiatives may include information about the company’s impact on atmospheric aerosol loading, ozone depletion, and other impacts on our Earth’s atmosphere; nitrogen and phosphorus use; and chemical pollution and dispersion globally.

·

The Fund advisor will support proposals seeking the preparation of a report on a company’s risks linked to atmospheric aerosol loading, ozone depletion, and other impacts on our Earth’s atmosphere.

·

The Fund advisor will support proposals seeking the preparation of a report on a company’s risks linked to nitrogen and phosphorus use.

·

The Fund advisor will support proposals seeking the preparation of a report on a company’s operations and products impacts on chemical pollution and dispersion globally including dispersion of chemicals and plastics globally throughout global ecosystems, and other associated risks.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Water

Proposals may be filed that ask a company to prepare a report evaluating the business risks linked to water use and impacts on the company’s supply chain and the company’s operations, including subsidiaries and water user partners. Such proposals may also ask companies to disclose current policies and procedures for mitigating the impact of operations on local communities or ecosystems globally including open ocean, near-shore ocean, coastal, freshwater, and aquifer impacts, including any broad hydrological system impacts.

·

The Fund advisor will support proposals seeking the preparation of a report on a company’s risks linked to water use or impacts to water, including but not limited to water quality and ocean acidification.

·

The Fund advisor will support proposals seeking the adoption of programs and policies that enhance access and affordability to safe drinking water and sanitation.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, Indigenous Peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities or in developing countries where poor or Indigenous Peoples have little or no voice in political and economic affairs.

·

The Fund advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

·

The Fund advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

Land-Use Change / Biodiversity Conservation / GMOs

Companies should disclose information regarding company policies, programs and performance indicators related to land-use change such as deforestation and degradation, agriculture, and biodiversity conservation.

·

The Fund advisor will support proposals requesting greater transparency on companies biodiversity impacts of supply chain, energy usage, waste stream, products’ usage, products’ end of life, and associated risks.

·

The Fund advisor will support proposals requesting greater transparency on companies land-use changes including deforestation and degradation and agriculture impacts from their supply chain, energy usage, waste stream, products’ usage, and products’ end of life, and associated risks.

·

The Fund advisor will support proposals requesting greater transparency on companies GMOs impacts from their supply chain, energy usage, waste stream, products’ usage, and products’ end of life, and associated risks.

Hydraulic Fracturing

Companies should disclose information regarding company policies, programs and performance indicators related to oil and natural gas development employing well stimulation that utilizes hydraulic fracturing. Moreover, the Shale Gas Production Subcommittee commissioned by U.S. Secretary of Energy supports greater disclosure. The Subcommittee’s November 11, 2011, final report regarding its analysis of the measures “that can be taken to reduce the environmental impact and improve the safety of shale gas production” included the recommendation to “improve public information about shale gas operations 1 ..” As the Subcommittee’s report indicates, much of the conflict that has been associated with shale oil and gas development in the United States can be attributed to a lack of communication and transparency. Therefore, it would be a great disservice to stakeholders that benefit from responsible development of natural gas employing hydraulic fracturing if the progress of that development was impeded by insufficient disclosure of the policies, programs and performance metrics that govern and indicate the responsible management of oil and natural gas.

·

The Fund advisor will support proposals requesting greater transparency on the practice of hydraulic fracturing and associated risks.

C.

  Workplace Issues

Labor Relations

Companies’ treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to freedom of association and collective bargaining.

·

The Fund advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

·

The Fund advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

·

The Fund advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced labor, child labor, discrimination, intimidation and harassment of workers seeking to associate, organize or bargain collectively, unsafe working conditions, and other very poor working conditions.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

·

The Fund advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the International Labor Organization’s core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity (EEO)

Women and minorities are still significantly underrepresented in the ranks of senior corporate management and other high-income positions, and overrepresented in the more poorly paid categories, including office and clerical workers and service workers.  This lack of diversity at all levels of the corporate enterprise can stifle the free expression of diverse perspectives and insights, reducing the level dynamism, adaptability to change, and ultimately competitive advantage. Furthermore, women and people of color have long been subject to discrimination in the workplace, thus depriving the company of the full benefit of their potential contributions.

Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay, lesbian, bisexual and transgender employees.

·

The Fund advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

·

The Fund advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

·

The Fund advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination based on sexual orientation, and gender identity and/or expression, and to report on company initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.

·

The Fund advisor will ordinarily support proposals seeking reports on a company’s initiatives to create a workplace free of discrimination based on sexual orientation and gender identity and/or expression.

·

The Fund advisor will oppose proposals that seek to eliminate protection already afforded to gay, lesbian, bisexual and transgender employees.

·

The Fund advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company’s ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

·

The Fund advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

D.

International Operations and Human Rights

Business Activities and Investments

Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations were not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records have come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within these countries.  For example, shareowners have asked internet and communication technology companies to report on steps being taken to seek solutions regarding free expression and privacy challenges faced by companies doing business internationally; or to report on or comply with international standards aimed at protecting human rights on a global, sectoral or country basis such as the UN Global Compact, the UN Voluntary Principles on Human Rights and Security, UN Guiding Principles on Business and Human Rights and the International Labor Organization’s core labor standards. In some cases, resolutions have requested that companies report on operations and investments, or cease operations, in particular nations with repressive regimes or a history of human rights, labor abuses and/or genocide, such as Sudan or Burma.  In other cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

·

The Fund advisor will ordinarily support proposals requesting that companies develop human rights policies and periodic reporting on operations and investments in countries with repressive regimes and/or conflict zones.

·

The Fund advisor will ordinarily support proposals requesting that a company undertake due diligence appropriate to their industry and issues specific to their human rights risks.

·

The Fund advisor will ordinarily support proposals requesting a report discussing how investment policies address or could address human rights issues.

·

The Fund advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

·

The Fund advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

·

The Fund advisor will ordinarily support proposals requesting a report discussing how business practices and/or products limit or could limit freedom of expression or privacy.

·

The Fund advisor will ordinarily support proposals requesting a report discussing the company’s efforts to eliminate conflict minerals from supply chains.

Internet Surveillance/Censorship and Data Security

Information technology sector companies often do business in countries with potentially repressive regimes, raising concerns that companies may be abetting repression and censorship of the Internet.  For instance, governments may use an ICT company’s technologies to track, monitor, identify, and suppress political dissent. Thus, companies’ interactions with governments could violate the Global Network Initiative’s Principles on Freedom of Expression and Privacy, the ICT sector’s predominating standards for protecting consumers’ rights in these areas.

·

The Fund advisor will support proposals asking companies to adopt and/or disclose Internet privacy and censorship policies and procedures relating to privacy, freedom of speech, Internet censorship, government monitoring of the Internet, and government requests for customer data.

Unauthorized Images

Some corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use American Indian symbols and imagery to advertise and market commercial products, including sports franchises. Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

·

The Fund advisor will support proposals asking companies to avoid the unauthorized or improper use of images of racial, ethnic, or indigenous groups in the promotion of their products.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

International Outsourcing Operations

Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in international factories and plants located in production zones characterized by low taxation, low wages, and inadequate regulation.  Companies often operate in these regions under U.S. government-sponsored programs to promote international trade and economic development.  In addition, companies often aim to take advantage of limited regulatory frameworks that result in lower labor costs and fewer environmental and other regulations.  These types of operations have caused harmful social and environmental impacts, including severe violation of labor standards and outsized carbon emissions.  Calvert encourages companies to disclose supplier location information including, at a minimum, country-level operations and, optimally, suppliers’ specific identities and locations.

·

The Fund advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in international operations in locations characterized by low taxation, low labor costs, and inadequate regulation.

·

The Fund advisor will ordinarily support proposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in offshore operations.

Access to Pharmaceuticals

The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

·

The Fund advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

·

The Fund advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

E.

Indigenous Peoples’ Rights

Cultural Rights of Indigenous Peoples

The survival, security and human rights of millions of Indigenous Peoples around the world are increasingly threatened. Efforts to extract or develop natural resources in areas populated by Indigenous Peoples often threaten their lives and cultures, as well as their natural environments. Indigenous communities are demonstrating a new assertiveness when it comes to rejecting resource extraction projects. Calvert believes that to secure project access and ensure that invested assets eventually realize a return; leading companies must recognize the need to secure the free, prior and informed consent/consultation of affected indigenous communities and deliver tangible benefits to them.  Such companies also need to follow the UN Declaration on the Rights of Indigenous Peoples, which sets out the individual and collective rights of Indigenous Peoples, as well as their rights to culture, identity, language, employment, health, education and other issues

·

The Fund advisor will ordinarily support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

·

The Fund advisor will ordinarily support proposals requesting companies to develop, strengthen or implement a policy or guideline designed to address free, prior and informed consent/consultation from indigenous peoples or other communities.

·

The Fund advisor will ordinarily support proposals requesting that companies support and follow the UN Declaration on the Rights of Indigenous Peoples and/or create a policy or program to do so.

F.

Product Safety and Impact

Many companies’ products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

The Fund advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

·

The Fund advisor will ordinarily support proposals requesting the company to report on or adopt consumer product safety policies and initiatives.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Toxic Chemicals

Shareowner resolutions are sometimes filed with cosmetics, household products, and retail companies asking them to report on the use of toxic chemicals in consumer products, and to provide policies regarding toxic chemicals.  Recent resolutions have focused on parabens, PVC, bromated flame retardants (BFRs), nanomaterials, and other chemicals.  In addition, some resolutions ask the company to adopt a general policy with regard to toxics in products.  These shareholder resolutions arise out of concern that many toxic chemicals may be legal to include in product formulations in the US, but not in other countries (such as the European Union) posing liability risk to the company.   In addition, independent scientists have raised serious health and safety concerns about the use of some of these chemicals.  Companies may face risk from harm to the consumer or affected communities, particularly as some of these chemicals persist in the environment.

·

The Fund advisor will ordinarily support proposals asking companies to disclose product ingredients.

·

The Fund advisor will ordinarily support resolutions asking companies to disclose policies related to toxic chemicals.

·

The Fund advisor will ordinarily support proposals asking companies to report on the feasibility of removing or substituting safer alternatives for all harmful ingredients used in company products.

Animal Welfare

Shareowners and animal rights groups sometimes file resolutions with companies that engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

·

The Fund advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

·

The Fund advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects as well as to eliminate cruel product testing methods.

The Fund advisor will ordinarily support proposals requesting that companies report to shareholders on the risks and liabilities associated with concentrated animal feeding operations unless the company has publicly disclosed guidelines for its corporate and contract farming operations, including compliance monitoring; or the company does not directly source from confined animal feeding operations.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

·

The Fund advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

·

The Fund advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

G.

  Weapons Contracting

Weapons/Military Products

Shareowner resolutions may be filed with companies with significant defense contracts, asking them to report on the nature of the contracts, particularly the goods and services to be provided.

·

The Fund advisor will ordinarily support proposals calling for reports on the type and volume of defense contracts.

H.

  Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of ECOA standards by non-financial corporations to their financial subsidiaries.

·

The Fund advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile. The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

·

The Fund advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

Predatory lending involves charging excessive fees to subprime borrowers without providing adequate disclosure. Predatory lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged. This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates. Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

·

The Fund advisor will support proposals calling on companies to address and eliminate predatory lending practices.

·

The Fund advisor will support proposals seeking the development of a policy or preparation of a report to guard against predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

·

The Fund advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

Healthcare

Many communities are increasingly concerned about the ability of for-profit health care institutions to provide quality health care.  Shareholders have asked corporations operating hospitals for reports on the quality of their patient care.

·

The Fund advisor will ordinarily support resolutions that call on hospitals to submit reports on patient healthcare and details of health care practices.

I.

  Political Action Committees and Political Partisanship

Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political spending may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

·

The Fund advisor will ordinarily support resolutions asking companies to disclose political spending made either directly or through political action committees, trade associations and/or other advocacy associations.

·

The Fund advisor will ordinarily support resolutions asking companies to disclose the budgets dedicated to public policy lobbying activities.

·

The Fund advisor will ordinarily support resolutions requesting a report discussing the alignment between a company’s political contributions and its sustainability commitments and public policy positions.

·

The Fund advisor will ordinarily support resolutions requesting that companies support public policy activities, including lobbying or political spending that are consistent with shareholder or other stakeholder efforts to strengthen policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Guidelines.

J.

  Other Issues

All social issues that are not covered in these Guidelines are delegated to the Fund’s advisor to vote in accordance with the Fund’s specific sustainable and socially responsible criteria.  In addition to actions taken pursuant to the Fund’s Conflict of Interest Policy, Calvert Sustainability Research Department (“CSRD”) will report to the Boards on issues not covered by these Guidelines as they arise.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

IV.  CONFLICT OF INTEREST POLICY

All Calvert Funds strictly adhere to the Guidelines detailed in Sections II and III, above.

Thus, generally, adherence to the Global Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund’s investment advisor or its affiliates on the other hand.

Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Global Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of at least two members of the Fund Board not affiliated with the Fund advisor will be immediately convened to determine how the proxy should be voted.

________________

1 U.S. Department of Energy. “Shale Gas Production Subcommittee Second 90-Day report.” November 11, 2011. http://www.shalegas.energy.gov/resources/111811_final_report.pdf.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

Appendix C

CORPORATE BOND AND COMMERCIAL PAPER RATINGS (source:  Standard & Poor’s Ratings Services)

Bonds

AAA:

An obligation rated AAA has the highest rating assigned by Standard & Poor’s.  The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA:

An obligation rated AA differs from the highest-rated obligations only in a small degree.  The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A:

An obligation rated A carries elements which may cause the obligation to be more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB:

An obligation rated BBB exhibits adequate protection parameters but may be susceptible to adverse changes in economic conditions or changing circumstances which are likely to lead to a weakened capacity for the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC and C:  These obligations are regarded as having significant speculative characteristics.  BB indicates the lowest degree of speculation and C the highest.  While such obligations will likely have some quality and protective characteristics, these factors are outweighed by large uncertainties and/or major exposures to adverse conditions.

BB:

An obligation rated BB is less vulnerable to nonpayment than other speculative issues, however this type of obligation is subject to major ongoing uncertainties and/or exposure to adverse business, financial, or economic conditions which could result in the obligor’s inability to meet its financial commitment on the obligation.

B:

An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity meet its financial commitment on the obligations.  Adverse business, financial, and/or economic conditions may impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC:

An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions in order to sustain its ability to meet its financial commitment on the obligation.  Should adverse business, financial and/or economic conditions occur, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:

An obligation rated CC is currently highly vulnerable to nonpayment.

C:

An obligation rated C is often associated with situations in which a bankruptcy petition has been filed or where similar action has been taken but payment on the obligation is being continued.

D:

An obligation rated D is in payment default.  The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period.  The D rating also will be used when a bankruptcy petition has been filed or other similar action when payments on the obligation are deemed to be jeopardized.

Note: Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

Notes

SP-1:

These issues are considered as having a strong capacity to pay principal and interest.  Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation.

SP-2:

These issues are considered as having a satisfactory capacity to pay principal and interest.

SP-3:

These issues are considered as having a speculative capacity to pay principal and interest.

Commercial Paper

A-1:

This rating indicates a strong degree of safety regarding timely payment.  Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2:

This rating indicates a satisfactory degree of safety regarding timely payment.

A-3:

This rating indicates that the issue carries an adequate capacity for timely payment, however it is more vulnerable to the adverse effects of changes in circumstances than those obligations with higher ratings.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

LONG-TERM OBLIGATION RATINGS (source: Moody’s Investors Service)

Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more.  They address the possibility that a financial obligation will not be honored as promised.  Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa:

Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa:

Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A:

Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa:

Obligations rated Baa are subject to moderate credit risk.  They are considered medium-grade and may possess certain speculative characteristics.

Ba:

Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B:

Obligations rated B are considered speculative and are subject to high credit risk.

Caa:

Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca:

Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C:

Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Note:  Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa.  The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

SHORT-TERM RATINGS (source: Moody’s Investors Service)

Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations.  Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments.  Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

Moody’s employs the following designations to indicate the relative repayment ability of rated issuers:

P-1:

Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2:

Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3:

Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP:

Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note:  Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Calvert Unconstrained Bond Fund

SAI dated April 13, 2017

PART C - OTHER INFORMATION

Item 28.

Exhibits

(a)	(1)

Declaration of Trust dated October 20, 1980 incorporated by reference to Registrant’s Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on October 12, 2016 (Accession No. 0000319676-16-000113).

	(2)

Supplement to Declaration of Trust dated June 4, 2014 incorporated by reference to Registrant’s Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on October 12, 2016 (Accession No. 0000319676-16-000113).

(b)

Amended and Restated By-Laws of Registrant adopted December 2014 incorporated by reference to Registrant’s Post-Effective Amendment No. 79 filed with the Securities and Exchange Commission on October 12, 2016 (Accession No. 0000319676-16-000113).

(c)			Reference is made to Item 28(a) and 28(b) above.
(d)

Investment Advisory Agreement between the Registrant (on behalf of each of its series listed on Schedule A) and Calvert Research and Management dated December 31, 2016 filed as Exhibit (d) to Post-Effective Amendment No. 80 filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.

(e)	(1)	(a)

Master Distribution Agreement between each registered investment company listed on Schedule A on behalf of each of its series listed on Schedule A, and Eaton Vance Distributors, Inc. effective December 31, 2016, filed as Exhibit (e) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(f)

Form of Deferred Compensation Agreement filed as Exhibit (f) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(g)

Master Custodian Agreement incorporated by reference to Registrant’s Post-Effective Amendment No. 50, as filed with the Securities and Exchange Commission on April 27, 2001 (Accession No. 0000930661-01-500295).

(h)	(1)

Administrative Services Agreement between Calvert Research and Management and each registered investment company listed on Appendix A on behalf of each of its series listed on Appendix A, dated December 31, 2016 filed as Exhibit (h)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

	(2)	(a)

Amended Master Transfer Agency and Service Agreement incorporated by reference to registrant’s Post-Effective Amendment No. 57 filed with the Securities and Exchange Commission on April 29, 2008 (Accession No. 0000319676-08-000004).

		(b)

Amendment to Master Transfer Agency and Service Agreement, incorporated by reference to registrant’s Post-Effective Amendment No. 66 filed with the Securities and Exchange Commission on April 29, 2013 Accession No. 0000319676-13-000003).

		(c)

Amendment to Master Transfer Agency and Service Agreement, incorporated by reference to registrant’s Post-Effective Amendment No. 77 filed with the Securities and Exchange Commission on April 28, 2016 (Accession No. 0000319676-16-000095).

		(d)

Amendment to and Assignment of Master Transfer Agency and Service Agreement between State Street Bank and Trust Company and Calvert Social Investment Fund, Calvert Management Series, The Calvert Fund, Calvert Responsible Index Series, Inc., Calvert Impact Fund, Inc., Calvert Variable Products, Inc., Calvert Variable Series, Inc. and Calvert World Values Fund, Inc. dated December 31, 2016 filed as Exhibit (h)(2)(d) to Post-Effective Amendment No. 80 filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.

	(3)

Sub-Transfer Agency Support Services Agreement between Eaton Vance Management and each open-end investment company listed on Appendix A dated December 31, 2016 filed as Exhibit (h)(3) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

	(4)

Expense Reimbursement Agreement between Calvert Research and Management and each Trust and/or Corporation (on behalf of certain of their series) listed on Schedule A, dated December 31, 2016 filed as Exhibit (h)(4) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(i)			Opinion and Consent of Internal Counsel dated April 13, 2017 filed herewith.
(j)			Consent of Independent Registered Public Accounting Firm for Calvert Unconstrained Bond Fund dated April 13, 2017 filed herewith.
(m)	(1)

Master Distribution Plan for Class A Shares, as adopted December 31, 2016 filed as Exhibit (m)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

	(2)

Master Distribution Plan for Class C shares filed as Exhibit (m)(3) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(n)	(1)	(a)

Amended and Restated Rule 18f-3 Multiple Class Plan incorporated by reference to Registrant’s Post-Effective Amendment No. 71 filed with the Securities and Exchange Commission on September 24, 2014 (Accession No. 0000319676-14-000039).

		(b)

Amendment to Amended and Restated Rule 18f-3 Multiple Class Plan incorporated by reference to Registrant’s Post-Effective Amendment No. 75 filed with the Securities and Exchange Commission on July 14, 2015 (Accession No. 0000319676-15-000003).

(p)

Code of Ethics for the Calvert Funds and Calvert Research and Management, effective December 31, 2016 filed as Exhibit (p)(1) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

(q)	(1)

Power of Attorney for Registrant’s Trustees and Officers dated December 28, 2016 filed as Exhibit (q)(1) to Post-Effective Amendment No. 80 filed February 1, 2017 (Accession No. 0000940394-17-000245) and incorporated herein by reference.

	(2)

Secretary’s Certificate filed as Exhibit (q)(2) to Post-Effective Amendment No. 89 of Calvert Social Investment Fund (File Nos. 002-75106, 811-03334) filed January 30, 2017 (Accession No. 0000940394-17-000162) and incorporated herein by reference.

Item 29.

Persons Controlled by or Under Common Control with Registrant

Not applicable.

Item 30.

Indemnification

Article XI, Section 4 of the Registrant’s Declaration of Trust provides that the Registrant, out of the Registrant’s assets, shall indemnify every person who is or has been a Trustee, officer, employee or agent of the Registrant and every person who serves at the Registrant’s request as director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise shall be indemnified by the Registrant to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him in connection with any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation of any kind in which he becomes involved as a party or otherwise or is threatened by virtue of his being or having been a Trustee, officer, employee or agent of the Registrant or of another corporation, partnership, joint venture, trust or other enterprise at the request of the Registrant against amounts paid or incurred by him in the compromise or settlement thereof.

No indemnification shall be provided to any person hereunder against any liabilities to the Registrant or its shareholders adjudicated to have been incurred by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such person’s office.

Article V, Section 1(t) of the Registrant’s Declaration of Trust, and Article IX, Section 3 of the Registrant’s By-Laws, provide that the Registrant’s Trustees are permitted to purchase insurance of any kind, including, without limitation, insurance on behalf of any person who is or was a Trustee, officer, employee or agent of the Trust, or is or was serving at the request of the Trust as a trustee, director, officer, agent or employee of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against such person and incurred by such person in any such capacity or arising out of such person’s status as such.

In addition, indemnification against certain liabilities of the Registrant’s trustees and officers and/or the Registrant’s administrator, principal underwriter, transfer agent, custodian and other service providers are provided in: (1) Section 5 of the Administrative Services Agreement between the Registrant and Calvert Research and Management; (2) Section 4 of the Master Distribution Agreement between the Registrant and Eaton Vance Distributors, Inc.; (3) Section 14 of the Master Custodian Agreement between the Registrant and State Street Bank and Trust Company; (4) Section 12 of the Securities Lending Authorization Agreement between the Registrant and State Street Bank and Trust Company; and (5) Section 8 of the Administration Agreement between the Registrant and State Street Bank and Trust Company.  Generally, such indemnification does not apply to any liabilities by reason of willful misfeasance, bad faith or gross negligence and reckless disregard of duties.  These Agreements are incorporated herein by reference to Item 28.

Item 31.

Business and Other Connections of Investment Adviser

The Registrant’s investment adviser, Calvert Research and Management (“CRM”), is a Massachusetts business trust. In addition to providing investment advisory services to registered management investment companies, CRM provides investment advisory services to separately managed accounts.  Additional information as to CRM and the trustees and officers of CRM is included in CRM’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-108378), which is incorporated herein by reference and sets forth the officers and trustees of CRM and information as to any business, profession, vocation or employment of a substantial nature engaged in by CRM and such officers and trustees during the past two years.

Item 32.    Principal Underwriters

(a)

Registrant’s principal underwriter, Eaton Vance Distributors, Inc., a wholly-owned subsidiary of Eaton Vance Corp., is the principal underwriter for each of the registered investment companies named below:

Calvert Impact Fund, Inc.

Calvert Management Series

The Calvert Fund

Calvert Responsible Index Series, Inc.

Calvert Social Investment Fund

Calvert World Values Fund, Inc.

Calvert Variable Series, Inc.

Calvert Variable Products, Inc.

Eaton Vance Growth Trust

Eaton Vance Investment Trust

Eaton Vance Municipals Trust

Eaton Vance Municipals Trust II

Eaton Vance Mutual Funds Trust

Eaton Vance Series Fund, Inc.

Eaton Vance Series Trust II

Eaton Vance Special Investment Trust

Eaton Vance Variable Trust

(b)
(1) Name and Principal Business Address*	(2) Positions and Offices with Principal Underwriter	(3) Positions and Offices with Registrant

Robb Allen	Vice President	None
Julie Andrade	Vice President	None
Brian Arcara	Vice President	None
Christopher Arthur	Vice President	None
Brian Austin	Vice President	None
Michelle Baran	Vice President	None

Ira Baron	Vice President	None
Jeffrey P. Beale	Vice President	None
Brian Blair	Vice President	None
Stephanie H. Brady	Vice President	None
Timothy Breer	Vice President	None
Joe Brody	Vice President	None
Luke Bordzinski	Vice President	None
Mark Burkhard	Vice President	None
Joseph Bustros	Vice President	None
Eric Caplinger	Vice President	None
Kristin Carcio	Vice President	None
Daniel C. Cataldo	Vice President and Treasurer	None
Tiffany Cayarga	Vice President	None
Patrick Cerrato	Vice President	None
Gregory Chalas	Vice President	None
Randy Clark	Vice President	None
Tyler Cortelezzi	Vice President	None
Enrico Coscia	Vice President	None
Patrick Cosgrove	Vice President	None
Peter Crowley	Vice President	None
Robert Cunha	Vice President	None
Rob Curtis	Vice President	None
Kevin Darrow	Vice President	None
Holly DiCostanzo	Vice President	None
Brian Dunkley	Vice President	None
James Durocher	Senior Vice President	None
Anthony Eames	Vice President	None
Margaret Egan	Vice President	None
Robert Ellerbeck	Vice President	None
Daniel Ethier	Vice President	None
Troy Evans	Vice President	None
Lawrence L. Fahey	Vice President	None
Thomas E. Faust Jr.	Director	None
Scott Firth	Vice President	None
James Foley	Vice President	None
Kathleen Fryer	Vice President	None
Jonathan Futterman	Vice President	None
Anne Marie Gallagher	Vice President	None
Gregory Gelinas	Vice President	None
Patrick Gill	Vice President	None
Bradford Godfrey	Vice President	None

Seth Goldzweig	Vice President	None
Andrew Goodale	Vice President	None
David Gordon	Vice President	None
John Greenway	Vice President	None
Daniel Grzywacz	Vice President	None
Diane Hallett	Vice President	None
Steven Heck	Vice President	None
Richard Hein	Vice President	None
Joseph Hernandez	Vice President	None
Dori Hetrick	Vice President	None
Toebe Hinckle	Vice President	None
Suzanne Hingel	Vice President	None
Perry D. Hooker	Vice President	None
Christian Howe	Vice President	None
Laurie G. Hylton	Director	None
Jonathan Isaac	Vice President	None
Adrian Jackson	Vice President	None
Ryan Jenkins	Vice President	None
Brian Johnson	Vice President	None
Elizabeth Johnson	Vice President	None
Doug Keagle	Vice President	None
Sean Kelly	Senior Vice President	None
William Kennedy	Vice President	None
Joseph Kosciuszek	Vice President	None
Kathleen Krivelow	Vice President	None
David Lefcourt	Vice President	None
Benjamin LeFevre	Vice President	None
Andrew Leimenstoll	Vice President	None
Paul Leonardo	Vice President	None
Brandon Lindley	Vice President	None
Scott Lindsay	Vice President	None
John Loy	Vice President	None
Coleen Lynch	Vice President	None
John Macejka	Vice President	None
Scott Mackey	Vice President	None
James Maki	Vice President	None
Tim Mamis	Vice President	None
Christopher Marek	Vice President	None
Frederick S. Marius	Vice President, Secretary, Clerk and Chief Legal Officer	None
Geoff Marshall	Vice President	None
Christopher Mason	Vice President	None

Daniel J. McCarthy	Vice President	None
Don McCaughey	Vice President	None
James McCuddy	Vice President	None
Tim McEwen	Vice President	None
Ian McGinn	Vice President	None
Shannon McHugh-Price	Vice President	None
David Michaud	Vice President	None
Mark Milan	Vice President	None
John Moninger	Senior Vice President	None
Chris Morahan	Vice President	None
Meghan Moses	Vice President	None
Matthew Navins	Vice President	None
Christopher Nebons	Vice President	None
Paul Nicely	Vice President	None
Andrew Olig	Vice President	None
David Oliveri	Vice President	None
Philip Pace	Vice President	None
Steven Perlmutter	Vice President	None
Steve Pietricola	Vice President	None
Benjamin Pomeroy	Vice President	None
John Pumphrey	Vice President	None
James Putman	Vice President	None
Henry Rehberg	Vice President	None
Lenore Reiner	Vice President	None
Christopher Remington	Vice President	None
David Richman	Vice President	None
Christopher Rohan	Vice President	None
Kevin Rookey	Vice President	None
John Santoro	Vice President	None
Rocco Scanniello	Vice President	None
Michael Shea	Vice President	None
Alan Simeon	Vice President	None
Randy Skarda	Vice President	None
David Smith	Chief Compliance Officer	None
Russell Smith	Vice President	None
Jamie Smoller	Vice President	None
Daniel Sullivan	Vice President	None
Elaine Sullivan	Vice President	None
Michael Sullivan	Vice President	None
Eileen Tam	Vice President	None
Brian Taranto	Vice President and Chief Administrative Officer	None

Emily Taylor	Vice President	None
Robyn Tice	Vice President	None
John M. Trotsky	Vice President	None
Geoffrey Underwood	Vice President	None
Randolph Verzillo	Vice President	None
Shannon Vincent	Vice President	None
Greg Walsh	Vice President	None
Christopher Webber	Vice President	None
Collin Weir	Vice President	None
Scott Weisel	Vice President	None
David White	Vice President	None
Steve Widder	Vice President	None
Tim Williamson	Vice President	None
Matthew J. Witkos	President, Chief Executive Officer and Director	None
Trey Young	Vice President	None
Gregor Yuska	Vice President	None
Anthony Zanetti	Vice President	None
David Zigas	Vice President	None

* Address is Two International Place, Boston, MA 02110

(c)	Not applicable

Item 33.

Location of Accounts and Records

All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, State Street Financial Center, One Lincoln Street, Boston, MA 02111, and its transfer agent, Boston Financial Data Services, Inc. 30 Dan Road, Canton, MA 02021, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of the administrator and investment adviser.  Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Calvert Research and Management, located at 4550 Montgomery Avenue, Bethesda, MD 20714 and Eaton Vance Management, located at Two International Place, Boston, MA 02110.

Item 34.

Management Services

Not applicable.

Item 35.

Undertakings

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “1933 Act”), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that in the opinion of the U.S. Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on April 13, 2017.

CALVERT MANAGEMENT SERIES
By:	/s/ John H. Streur*
John H. Streur, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 13, 2017.

Signature	Title

/s/ John H. Streur*	President and Trustee
John H. Streur

/s/ James F. Kirchner	Treasurer (Principal Financial and Accounting Officer)
James F. Kirchner

Signature	Title	Signature	Title

Richard L. Baird, Jr.*	Trustee	Miles D. Harper, III*	Trustee
Richard L. Baird, Jr.		Miles D. Harper, III

Alice Gresham Bullock *	Trustee	Joy V. Jones*	Trustee
Alice Gresham Bullock		Joy V. Jones

Cari Dominguez*	Trustee	Anthony A. Williams*	Trustee
Cari Dominguez		Anthony A. Williams

John G. Guffey, Jr.*	Trustee
John G. Guffey, Jr.

*By:	/s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

EXHIBIT INDEX

The following exhibits are filed as part of this Post-Effective Amendment to the Registration Statement pursuant to Rule 483 of Regulation C.

Exhibit No.	Description
(i)	Opinion and Consent of Internal Counsel dated April 13, 2017
(j)	Consent of Independent Registered Public Accounting Firm for Calvert Unconstrained Bond Fund dated April 13, 2017